UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2017

Item 1.	Reports to Stockholders

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Telecommunications Services Index ETF

Fidelity MSCI Utilities Index ETF

Annual Report

July 31, 2017

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2017 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report	2

Market Recap

The U.S. equity bellwether S&P 500® index gained 16.04% for the year ending July 31, 2017, rising sharply following the November election and continuing to rally through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act, and then reverted upward through July 31. Growth stocks surged ahead of value, while small-caps’ advantage over large-caps narrowed. Sector-wise, financials (+36%) fared best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology gained 29%, as a handful of major index constituents posted stellar returns. Industrials (+18%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+14%) slightly lagged the broader market because brick-and-mortar retailers continued to suffer from increased online competition. Energy (0%) was hurt by low oil prices. Utilities (+6%), consumer staples (+4%), telecommunication services (-7%) and real estate (-2%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of further interest rate hikes later in 2017.

3	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Consumer Discretionary Index ETF – NAVA	14.41%	11.40%
Fidelity MSCI Consumer Discretionary Index ETF – Market PriceB	14.48%	11.43%
MSCI USA IMI Consumer Discretionary IndexA	14.54%	11.55%
S&P 500 IndexA	16.04%	11.96%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Consumer Discretionary Index ETF – NAVA	18.21%	11.23%
Fidelity MSCI Consumer Discretionary Index ETF – Market PriceB	18.26%	11.21%
MSCI USA IMI Consumer Discretionary IndexA	18.32%	11.37%
S&P 500 IndexA	17.90%	11.63%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Annual Report	4

Fidelity® MSCI Consumer Discretionary Index ETF

Performance

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Discretionary Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Consumer Discretionary Index and the S&P 500 Index performed over the same period.

5	Annual Report

Fidelity® MSCI Consumer Discretionary Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2017, the exchange-traded fund’s (ETF) net asset value rose 14.41%, roughly in line with the 14.54% return of the MSCI USA IMI Consumer Discretionary Index. The ETF’s market price gained 14.48% over the same time frame, while the broad-market S&P 500® index returned 16.04%. The consumer discretionary sector notched a solid gain, as stocks here were boosted in part by strong fundamentals. The surge in positive business and consumer sentiment following the November election, along with a decline in unemployment claims, provided a solid backdrop for the U.S. consumer. However, consumer spending remained anemic during the period – a notable negative. Among industries, internet & direct market retail (+36%) – the MSCI sector index’s largest industry component – outperformed, largely on the strength of Amazon.com. Shares of the e-commerce giant advanced 30% the past year. The big news was Amazon’s $13.5 billion buyout of grocer Whole Foods, which shook the broader retailing industry and sent Amazon shares higher. Major index industry components movies & entertainment (+17%) and restaurants (+15%) also outperformed. Conversely, brick-and-mortar retailers struggled overall amid consumers’ trending preference for online shopping. General merchandise stores (-21%), including discount retailerTarget (-22%), were particularly hard-hit.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Amazon.com, Inc.	12.3
Comcast Corp. Class A	5.9
The Home Depot, Inc.	5.6
The Walt Disney Co.	5.3
McDonald’s Corp.	3.9
The Priceline Group, Inc.	3.0
Charter Communications, Inc. Class A	2.6
Time Warner, Inc.	2.4
Starbucks Corp.	2.4
NIKE, Inc. Class B	2.4

45.8

Industries as of July 31, 2017

*	Includes short-term investments and net other assets.

Annual Report	6

Fidelity® MSCI Consumer Staples Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Consumer Staples Index ETF – NAVA	3.82%	10.57%
Fidelity MSCI Consumer Staples Index ETF – Market PriceB	3.89%	10.57%
MSCI USA IMI Consumer Staples IndexA	3.93%	10.73%
S&P 500 IndexA	16.04%	11.96%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Consumer Staples Index ETF – NAVA	2.76%	10.64%
Fidelity MSCI Consumer Staples Index ETF – Market PriceB	2.73%	10.65%
MSCI USA IMI Consumer Staples IndexA	2.87%	10.81%
S&P 500 IndexA	17.90%	11.63%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Consumer Staples Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Consumer Staples Index and the S&P 500 Index performed over the same period.

7	Annual Report

Fidelity® MSCI Consumer Staples Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2017, the exchange-traded fund’s (ETF) net asset value rose 3.82%, roughly in line with the 3.93% return of the MSCI USA IMI Consumer Staples Index. The ETF’s market price gained 3.89% over the same time frame, while the broad-market S&P 500® index returned 16.04%. The November U.S. presidential election of Donald Trump brought with it hopes of potential business-friendly reform and individual and corporate tax cuts. In addition, acceleration in global economic activity, among other factors, helped amplify gains among cyclical sectors of the market, while more-defensive areas such as consumer staples fell behind. The food retail industry returned -12%, shaken in June when e-commerce giant Amazon.com announced its intent to acquire organic grocer Whole Foods Market. Investors were concerned the pending acquisition would disrupt the industry, leaving in its wake larger chains such as Kroger (-27%). Drug retail (-8%) was another weak-performing group. Here, drugstore chain Rite Aid (-66%) was a major laggard. Issues stemming from its proposed acquisition by Walgreen Boots Alliance weighed on the stock. The deal fell apart in June. On the plus side, tobacco stocks gained 13% this past year, partly due to the growing popularity of alternatives to traditional cigarettes. Here, shares of Philip Morris International gained 21% and Reynolds American rose 35%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
The Procter & Gamble Co.	11.7
The Coca-Cola Co.	9.4
Philip Morris International, Inc.	9.1
Pepsico, Inc.	8.4
Altria Group, Inc.	6.3
Wal-Mart Stores, Inc.	4.6
CVS Health Corp.	4.1
Walgreens Boots Alliance, Inc.	3.7
Costco Wholesale Corp.	3.5
Mondelez International, Inc. Class A	3.4

64.2

Industries as of July 31, 2017

*	Includes short-term investments and net other assets.

Annual Report	8

Fidelity® MSCI Energy Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Energy Index ETF – NAVA	-0.96%	-5.69%
Fidelity MSCI Energy Index ETF – Market PriceB	-0.75%	-5.67%
MSCI USA IMI Energy IndexA	-0.79%	-5.59%
S&P 500 IndexA	16.04%	11.96%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Energy Index ETF – NAVA	-5.17%	-6.42%
Fidelity MSCI Energy Index ETF – Market PriceB	-5.02%	-6.39%
MSCI USA IMI Energy IndexA	-5.03%	-6.32%
S&P 500 IndexA	17.90%	11.63%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Energy Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Energy Index and the S&P 500 Index performed over the same period.

9	Annual Report

Fidelity® MSCI Energy Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2017, the exchange-traded fund’s (ETF) net asset value returned -0.96%, roughly in line with the -0.79% result of the MSCI USA IMI Energy Index. The ETF’s market price returned -0.75% over the same time frame, while the broad-market S&P 500® index gained 16.04%. Crude oil prices were volatile during the past year, influencing corporate profitability for energy firms. In particular, declining oil prices in the second half of the period led to bearish sentiment for many companies. Most major subindustries in the MSCI sector index lost ground the past 12 months, including oil & gas equipment & services (-7%), oil & gas exploration & production (-6%), and integrated oil & gas (-2%). Conversely, oil & gas refining & marketing (+28%) proved to be a bright spot, as lower crude oil input prices helped drive higher profit margins for refined petroleum products. Notable individual laggards included integrated oil giant Exxon Mobil (-7%) and oil-field services company Schlumberger (-13%). On the positive side, integrated oil company Chevron (+11%) benefited from several capital-intensive projects that became operational and were perceived to contribute to future earnings growth. Refining company Marathon Petroleum (+46%) rallied amid a favorable outlook for the company’s profitability.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Exxon Mobil Corp.	23.0
Chevron Corp.	14.3
Schlumberger Ltd.	6.6
Conocophillips	3.9
EOG Resources, Inc.	3.8
Occidental Petroleum Corp.	3.3
Kinder Morgan, Inc.	2.8
Phillips 66	2.6
Halliburton Co.	2.5
Valero Energy Corp.	2.2

65.0

Industries as of July 31, 2017

Annual Report	10

Fidelity® MSCI Financials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Financials Index ETF – NAVA	31.31%	13.10%
Fidelity MSCI Financials Index ETF – Market PriceB	31.23%	13.08%
MSCI USA IMI Financials IndexA	31.52%	13.24%
S&P 500 IndexA	16.04%	11.96%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Financials Index ETF – NAVA	34.18%	12.93%
Fidelity MSCI Financials Index ETF – Market PriceB	34.34%	12.92%
MSCI USA IMI Financials IndexA	34.41%	13.07%
S&P 500 IndexA	17.90%	11.63%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Financials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Financials Index and the S&P 500 Index performed over the same period.

11	Annual Report

Fidelity® MSCI Financials Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2017, the exchange-traded fund’s (ETF) net asset value rose 31.31%, roughly in line with the 31.52% return of the MSCI USA IMI Financials Index. The ETF’s market price gained 31.23% over the same period, while the broad-market S&P 500® index advanced 16.04%. Financials rallied as the November presidential election result fueled anticipation of regulatory changes, corporate tax reform and improved economic growth. The Federal Reserve’s decision to hike its short-term interest rate target three times and favorable results in June from annual stress tests particularly helped diversified and regional banks, which together represented about 44% of the benchmark. Among the biggest individual gainers were diversified banks JPMorgan Chase & Co. (+47%) and Bank of America (+69%), and regional bank PNC Financial Services Group (+59%). The investment banking & brokerage and life & health insurance groups also posted particularly strong returns. Notable performers included investment banks Morgan Stanley (+66%) and Goldman Sachs Group (+43%). Laggards within the benchmark included real estate investment trusts (REITs), which generally struggled as interest rates rose and investors shifted toward more-economically sensitive segments. Weaker individual performers here included mall operator Simon Property Group (-4%) and self-storage firm Public Storage (-6%). Both Simon Property Group and Public Storage, along with the ETF’s other REITs, were eliminated from the fund by period end due to the reclassification highlighted below.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders: On September 1, 2016, real estate became recognized as a standalone sector under the S&P and MSCI Global Industry Classification Standard, the basis for many equity market indices. With this change, the structure of the fund’s benchmark was modified to exclude real estate as an industry group, with the exception of mortgage-related REITs.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Jpmorgan Chase & Co.	8.8
Wells Fargo & Co.	6.9
Bank Of America Corp.	6.5
Berkshire Hathaway, Inc. Class B	5.8
Citigroup, Inc.	5.1
US Bancorp	2.4
The Goldman Sachs Group, Inc.	2.2
Chubb Ltd.	1.8
Morgan Stanley	1.8
American Express Co.	1.8

43.1

Industries as of July 31, 2017

*	Includes short-term investments and net other assets.

Annual Report	12

Fidelity® MSCI Health Care Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Health Care Index ETF – NAVA	9.30%	13.72%
Fidelity MSCI Health Care Index ETF – Market PriceB	9.27%	13.69%
MSCI USA IMI Health Care IndexA	9.39%	13.85%
S&P 500 IndexA	16.04%	11.96%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Health Care Index ETF – NAVA	14.67%	13.90%
Fidelity MSCI Health Care Index ETF – Market PriceB	14.86%	13.93%
MSCI USA IMI Health Care IndexA	14.79%	14.04%
S&P 500 IndexA	17.90%	11.63%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Health Care Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Health Care Index and the S&P 500 Index performed over the same period.

13	Annual Report

Fidelity® MSCI Health Care Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2017, the exchange-traded fund’s (ETF) net asset value gained 9.30%, roughly in line with the 9.39% return of the MSCI USA IMI Health Care Index. The ETF’s market price gained 9.27% over the same time frame, while the broad-market S&P 500® index returned 16.04%. In general, health care companies enjoyed solid balance sheets and benefited from rising demand for the products and services they offer. However, the sector significantly lagged the broad market the past year, primarily due to the roughly breakeven performance of pharmaceuticals – the MSCI sector index’s largest subindustry component. Pharma stocks – including Bristol-Myers Squibb (-22%) and Pfizer (-7%) – were hampered by increasing concern about potential legislation for drug-pricing practices. Conversely, managed health care (+36%) stocks, such as Anthem (+44%) and UnitedHealth Group (+36%), rallied this period, boosted by the June release of the Senate Republican health care bill, which appeared less onerous to the industry than previously expected. The biotechnology (+13%) segment, another significant index component, benefited from new product launches, merger-and-acquisition activity and promising trial data. Notable contributors here included Celgene (+21%), which develops treatments for cancer.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Johnson & Johnson	10.1
Pfizer, Inc.	5.6
Unitedhealth Group, Inc.	5.2
Merck & Co., Inc.	5.0
Amgen, Inc.	3.6
Medtronic PLC	3.2
Abbvie, Inc.	3.1
Celgene Corp.	3.0
Gilead Sciences, Inc.	2.8
Bristol-Myers Squibb Co. Class A	2.7

44.3

Industries as of July 31, 2017

*	Includes short-term investments and net other assets.

Annual Report	14

Fidelity® MSCI Industrials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Industrials Index ETF – NAVA	18.08%	10.90%
Fidelity MSCI Industrials Index ETF – Market PriceB	17.99%	10.91%
MSCI USA IMI Industrials IndexA	18.19%	11.03%
S&P 500 IndexA	16.04%	11.96%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Industrials Index ETF – NAVA	21.69%	10.99%
Fidelity MSCI Industrials Index ETF – Market PriceB	22.07%	11.04%
MSCI USA IMI Industrials IndexA	21.83%	11.12%
S&P 500 IndexA	17.90%	11.63%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Industrials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Industrials Index and the S&P 500 Index performed over the same period.

15	Annual Report

Fidelity® MSCI Industrials Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2017, the exchange-traded fund’s (ETF) net asset value returned 18.08%, roughly in line with the 18.19% result of the MSCI USA IMI Industrials Index. The ETF’s market price returned 17.99% over the same time frame, while the broad-market S&P 500® index returned 16.04%. Except for a surge of outperformance immediately following the U.S. presidential election, the industrials sector performed about in line with the broader market, as hopes for a major increase in federal infrastructure spending were overshadowed by other priorities. Within the MSCI sector index, the industry group with the largest average weighting, aerospace & defense, also was one of its best performers (+34%). The robust result here was driven partly by outstanding performance of commercial jet manufacturer Boeing (+87%). Other groups with a reasonably large weighting in the index that did well included construction machinery & heavy trucks (+35%), railroads (+27%) and industrial machinery (+25%). Conversely, industrial conglomerates, the second-largest MSCI index group by average weighting, struggled this period (0%). Here, major index name General Electric (-15%) was a weak performer. Other noteworthy laggards among subindustries were building products (+2%) and construction & engineering (+3%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders: The Board of Trustees has approved, subject to shareholder approval, a proposal to change Fidelity® MSCI Industrials Index ETF from diversified to non-diversified. A meeting of the fund’s shareholders will be held during the fourth quarter of 2017 to vote on the proposal. If approved, the changes will take effect on or about January 1, 2018 (or the first day of the month following shareholder approval).

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
General Electric Co.	8.5
The Boeing Co.	5.4
3M Co.	4.6
Honeywell International, Inc.	3.7
United Technologies Corp.	3.4
Union Pacific Corp.	3.2
Lockheed Martin Corp.	2.9
United Parcel Service, Inc. Class B	2.9
Caterpillar, Inc.	2.5
Fedex Corp.	2.0

39.1

Industries as of July 31, 2017

*	Includes short-term investments and net other assets.

Annual Report	16

Fidelity® MSCI Information Technology Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Information Technology Index ETF – NAVA	28.86%	17.66%
Fidelity MSCI Information Technology Index ETF – Market PriceB	28.76%	17.66%
MSCI USA IMI Information Technology IndexA	29.00%	17.78%
S&P 500 IndexA	16.04%	11.96%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Information Technology Index ETF – NAVA	33.23%	16.81%
Fidelity MSCI Information Technology Index ETF – Market PriceB	33.45%	16.81%
MSCI USA IMI Information Technology IndexA	33.41%	16.93%
S&P 500 IndexA	17.90%	11.63%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

17	Annual Report

Fidelity® MSCI Information Technology Index ETF

Performance

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Information Technology Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Information Technology Index and the S&P 500 Index performed over the same period.

Annual Report	18

Fidelity® MSCI Information Technology Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2017, the exchange-traded fund’s (ETF) net asset value returned 28.86%, roughly in line with the 29.00% result of the MSCI USA IMI Information Technology Index. The ETF’s market price returned 28.76% over the same time frame, while the broad-market S&P 500® index returned 16.04%. Technology was the second-best performer among the 11 S&P 500® sectors this period. Within the MSCI index, semiconductor equipment (+62%) was the top-performing industry group, paced by stocks such as Applied Materials (+70%). Although semiconductors (+28%) had a less-stellar result, this group was home to one of the market’s top performers: Nvidia (+187%), whose shares rose sharply in May after the company unveiled first-quarter financial results indicating a nearly 50% jump in revenue. Other noteworthy groups included home entertainment software (+56%), electronic equipment & instruments (+50%) and technology hardware, storage & peripherals (+43%), where smartphone maker Apple (+45%) was a significant positive. Conversely, the only index segment with less than a double-digit gain was IT consulting & other services (+8%). Here, IBM (-7%) struggled, as investors seemed to lose patience with the company’s attempted transformation. Communications equipment (+14%) also lagged.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Apple, Inc.	13.8
Microsoft Corp.	9.5
Facebook, Inc. Class A	7.1
Alphabet, Inc. Class C	5.2
Alphabet, Inc. Class A	5.0
Visa, Inc. Class A	3.3
Intel Corp.	3.0
Cisco Systems, Inc.	2.8
Oracle Corp.	2.7
International Business Machines Corp.	2.3

54.7

Industries as of July 31, 2017

*	Includes short-term investments and net other assets.

19	Annual Report

Fidelity® MSCI Materials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Materials Index ETF – NAVA	16.17%	8.42%
Fidelity MSCI Materials Index ETF – Market PriceB	16.09%	8.41%
MSCI USA IMI Materials IndexA	16.26%	8.51%
S&P 500 IndexA	16.04%	11.96%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Materials Index ETF – NAVA	21.00%	8.23%
Fidelity MSCI Materials Index ETF – Market PriceB	21.21%	8.25%
MSCI USA IMI Materials IndexA	21.08%	8.32%
S&P 500 IndexA	17.90%	11.63%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Materials Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Materials Index and the S&P 500 Index performed over the same period.

Annual Report	20

Fidelity® MSCI Materials Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2017, the exchange-traded fund’s (ETF) net asset value gained 16.17%, roughly in line with the 16.26% result of the MSCI USA IMI Materials Index. The ETF’s market price returned 16.09% over the same time frame, while the broad-market S&P 500® index advanced 16.04%. Relative to the broader market, the materials sector delivered choppy performance, ending the period about even with the S&P 500®. Within the MSCI sector index, diversified chemicals (+30%) and commodity chemicals (+28%) were two strong-performing subindustries, although aluminum (+40%)–a much smaller part of the index– actually was the best-performing group. Within diversified chemicals, index heavyweights Dow Chemical (+24%) and DuPont (+22%) notched healthy gains, as investors anticipated the expected completion of their merger in the third quarter of 2017. In the same category, Chemours (+412%), a 2015 spinoff from DuPont, posted a huge gain this period, although as a considerably smaller index component. Elsewhere, metal & glass containers (+20%) and paper packaging (+18%) both did well. Conversely, silver (-31%) and gold (-13%) struggled the past 12 months, hampered partly by U.S. dollar strength in the final quarter of 2016, from which both metals failed to recover. Among more-significant index groups, steel (+8%) and construction materials (+9%) also lagged. Notable individual disappointments included gold giant Newmont Mining (-15%) and precious metals producer Coeur Mining (-46%), as well as Bemis (-15%), a global manufacturer of packaging products and pressure-sensitive materials.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
The Dow Chemical Co.	9.2
EI Du Pont De Nemours & Co.	8.3
Monsanto Co.	6.0
Praxair, Inc.	4.4
Ecolab, Inc.	4.1
Air Products & Chemicals, Inc.	3.6
Lyondellbasell Industries N.V. Class A	3.6
The Sherwin-Williams Co.	3.3
PPG Industries, Inc.	3.2
International Paper Co.	2.5

48.2

Industries as of July 31, 2017

*	Includes short-term investments and net other assets.

21	Annual Report

Fidelity® MSCI Real Estate Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Real Estate Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Real Estate Index ETF – NAVA	-1.53%	4.28%
Fidelity MSCI Real Estate Index ETF – Market PriceB	-1.68%	4.27%
MSCI USA IMI Real Estate IndexA	-1.48%	4.31%
S&P 500 IndexA	16.04%	10.72%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Real Estate Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Real Estate Index ETF – NAVA	1.02%	3.86%
Fidelity MSCI Real Estate Index ETF – Market PriceB	1.02%	3.88%
MSCI USA IMI Real Estate IndexA	1.08%	3.89%
S&P 500 IndexA	17.90%	10.19%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From February 2, 2015.

B	From February 5, 2015, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Real Estate Index ETF – NAV on February 2, 2015, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Real Estate Index and the S&P 500 Index performed over the same period.

Annual Report	22

Fidelity® MSCI Real Estate Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2017, the exchange-traded fund’s (ETF) net asset value returned -1.53%, roughly in line with the -1.48% result of the MSCI USA IMI Real Estate Index. The ETF’s market price returned -1.68% over the same time frame, while the broad-market S&P 500® index rose 16.04%. During the period, investors encountered an unusually wide gap between the best- and worst-performing subindustries in the index. Industrial real estate investment trusts (REITs), for example, were up 13% on growing demand fueled by a rise in e-commerce, while hotel & resort REITs added 11%, as investors became more optimistic about U.S. economic growth and consumers continued to favor experiences over things. In contrast, retail REITs (-25%) were the weakest performers by far, reflecting mounting concerns about a challenging business environment for retail tenants and the continued shift to e-commerce. Not surprisingly, then, many of the biggest detractors came from this group: mall operators Simon Property Group (-28%) and GGP (-26%); shopping center REITs Kimco Realty (-34%), Macerich (-33%) and Realty Income (-17%); and “power center” owner DDR (-45%). Also detracting was self-storage provider Public Storage (-11%), which, along with competitors, faced weakening supply/demand trends in self-storage. In contrast, data-center REITs such as Equinix (+23%) and Digital Realty Trust (+14%) were strong performers, benefiting from stronger demand for their specialized data-storage facilities. Communications infrastructure owners American Tower (+20%), Crown Castle International (+11%) and SBA Communications (+19%) all were strong performers, as were industrial REIT Prologis (+15%) and real estate services provider CBRE Group (+33%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
American Tower Corp.	5.5
Simon Property Group, Inc.	4.8
Crown Castle International Corp.	3.9
Equinix, Inc.	3.3
Prologis, Inc.	3.1
Public Storage	3.0
Welltower, Inc.	2.5
Avalonbay Communities, Inc.	2.5
Equity Residential	2.4
Weyerhaeuser Co.	2.4

33.4

Industries as of July 31, 2017

23	Annual Report

Fidelity® MSCI Telecommunication Services Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Telecommunication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Telecommunication Services Index ETF – NAVA	4.58%	9.82%
Fidelity MSCI Telecommunication Services Index ETF – Market PriceB	4.58%	9.85%
MSCI USA IMI Telecommunication Services 25/50 IndexA	4.83%	9.89%
S&P 500 IndexA	16.04%	11.96%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Telecommunication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Telecommunication Services Index ETF – NAVA	4.68%	9.41%
Fidelity MSCI Telecommunication Services Index ETF – Market PriceB	5.02%	9.44%
MSCI USA IMI Telecommunication Services 25/50 IndexA	4.89%	9.46%
S&P 500 IndexA	17.90%	11.63%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Annual Report	24

Fidelity® MSCI Telecommunication Services Index ETF

Performance

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Telecommunication Services Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Telecommunication Services 25/50 Index and the S&P 500 Index performed over the same period.

25	Annual Report

Fidelity® MSCI Telecommunication Services Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2017, the exchange-traded fund’s (ETF) net asset value returned 4.58%, roughly in line with the 4.83% result of the MSCI USA IMI Telecommunication Services 25/50 Index. The ETF’s market price returned 4.58% over the same time frame, while the broad-market S&P 500® index rose 16.04%. After posting a strong return leading up to U.S. elections in November and shortly thereafter, telecommunication services struggled to keep pace with most other sectors in the market, mainly due to fierce competition in the integrated telecom services group (-11%). Here, wireless providers AT&T (-5%) and Verizon Communications (-8%), which together accounted for about 44% of the MSCI sector index the past 12 months, were notable laggards. Conversely, alternative carriers (+62%), representing 20% of the index, delivered the best return for the sector by far, aided by industry consolidation. Straight Path Communications (+869%), an alternative carrier, gained in early April after AT&T announced its plan to acquire the company for $1.25 billion. Also standing out was General Communications (+177%), which in April agreed to merge with media conglomerate Liberty Interactive.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Verizon Communications, Inc.	23.9
AT&T, Inc.	22.9
Level 3 Communications, Inc.	4.4
T-Mobile US, Inc.	4.1
Centurylink, Inc.	3.8
Consolidated Communications Holdings, Inc.	2.9
Zayo Group Holdings, Inc.	2.6
Sprint Corp.	2.6
General Communication, Inc. Class A	2.6
Straight Path Communications, Inc.	2.3

72.1

Industries as of July 31, 2017

*	Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report	26

Fidelity® MSCI Utilities Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annnual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended July 31, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Utilities Index ETF – NAVA	6.61%	12.93%
Fidelity MSCI Utilities Index ETF – Market PriceB	6.58%	12.95%
MSCI USA IMI Utilities IndexA	6.77%	13.10%
S&P 500 IndexA	16.04%	11.96%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended June 30, 2017
Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity MSCI Utilities Index ETF – NAVA	3.07%	12.46%
Fidelity MSCI Utilities Index ETF – Market PriceB	3.04%	12.47%
MSCI USA IMI Utilities IndexA	3.20%	12.62%
S&P 500 IndexA	17.90%	11.63%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

A	From October 21, 2013.

B	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.084%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity MSCI Utilities Index ETF – NAV on October 21, 2013, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI USA IMI Utilities Index and the S&P 500 Index performed over the same period.

27	Annual Report

Fidelity® MSCI Utilities Index ETF

Management’s Discussion of Fund Performance

For the fiscal year ending July 31, 2017, the exchange-traded fund’s (ETF) net asset value rose 6.61%, roughly in line with the 6.77% return of the MSCI USA IMI Utilities Index. The ETF’s market price returned 6.58% over the same time frame, while the broad-market S&P 500® index advanced 16.04%. As interest rates rose from historically low levels early in the period, investors slowly shifted their focus away from utilities stocks with high dividend yields and towards investments backed by stronger business fundamentals and increasing dividends. Electric utilities (+6%) and multi-utilities (+6%), together representing roughly 88% of the MSCI index – anchored the sector’s return. Many of the regulated companies in these groups performed especially well early in the period, buoyed by high dividends that attracted investors. However, renewable energy(+25%), representing less than 1% of the index, delivered the strongest returns of any utilities segment for the 12 months, coinciding with generally improving business fundamentals. The index’s top contributor overall was electric utility NextEra Energy (17%). Independent power producer NRG Energy (76%) also added value, driven by the announcement of its new business plan. Conversely, water utilities (+3%) delivered muted results, with a few companies in that group posting a negative return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or BlackRock Fund Advisors (the ETF’s subadviser) or any other person in the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and BlackRock disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Nextera Energy, Inc.	8.4
Duke Energy Corp.	7.3
Dominion Energy, Inc.	6.0
The Southern Co.	5.9
Exelon Corp.	4.4
American Electric Power Co., Inc.	4.3
PG&E Corp.	4.2
Sempra Energy	3.3
PPL Corp.	3.2
Edison International	3.2

50.2

Industries as of July 31, 2017

Annual Report	28

Fidelity MSCI Consumer Discretionary Index ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 3.0%
Auto Parts & Equipment – 2.7%
Adient PLC	8,428	$551,781
American Axle & Manufacturing Holdings, Inc. (a)	7,524	110,904
Autoliv, Inc.	7,934	859,966
BorgWarner, Inc.	19,128	894,043
Cooper-Standard Holding, Inc. (a)	1,609	164,536
Dana, Inc.	13,007	308,526
Delphi Automotive PLC	24,241	2,191,871
Dorman Products, Inc. (a)	2,805	219,014
Fox Factory Holding Corp. (a)	3,150	121,118
Gentex Corp.	25,817	439,405
Gentherm, Inc. (a)	3,321	111,088
LCI Industries	2,205	235,384
Lear Corp.	6,249	926,039
Modine Manufacturing Co. (a)	4,487	72,914
Motorcar Parts of America, Inc. (a)	1,693	47,353
Standard Motor Products, Inc.	1,831	92,246
Stoneridge, Inc. (a)	2,456	37,479
Superior Industries International, Inc.	2,127	41,583
Tenneco, Inc.	4,866	269,090
Tower International, Inc.	1,852	45,744
Visteon Corp. (a)	2,967	330,939

		8,071,023

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	4,710	172,150
The Goodyear Tire & Rubber Co.	22,657	713,922

		886,072

TOTAL AUTO COMPONENTS		8,957,095

AUTOMOBILES – 4.5%
Automobile Manufacturers – 4.2%
Ford Motor Co.	333,551	3,742,442
General Motors Co.	121,257	4,362,827
Tesla Motors, Inc. (a)	11,576	3,744,489
Thor Industries, Inc.	4,719	497,147
Winnebago Industries, Inc.	2,699	99,323

		12,446,228

Motorcycle Manufacturers – 0.3%
Harley-Davidson, Inc.	15,859	771,857

TOTAL AUTOMOBILES		13,218,085

DISTRIBUTORS – 0.9%
Distributors – 0.9%
Core-Mark Holding Co., Inc.	4,186	153,501
Genuine Parts Co.	13,362	1,134,835
LKQ Corp. (a)	27,738	958,625
Pool Corp.	3,704	400,476

	Shares	Value
Weyco Group, Inc.	656	$18,289

TOTAL DISTRIBUTORS		2,665,726

DIVERSIFIED CONSUMER SERVICES – 1.2%
Education Services – 0.5%
Adtalem Global Education, Inc.	5,369	174,492
American Public Education, Inc. (a)	1,495	31,844
Bridgepoint Education, Inc. (a)	1,730	16,798
Bright Horizons Family Solutions,
Inc. (a)	4,269	337,294
Capella Education Co.	1,052	72,272
Career Education Corp. (a)	5,833	49,056
Chegg, Inc. (a)	6,176	85,538
Graham Holdings Co. Class B	416	246,438
Grand Canyon Education, Inc. (a)	4,070	299,430
Houghton Mifflin Harcourt Co. (a)	9,406	112,402
K12, Inc. (a)	3,097	54,848
Laureate Education, Inc. Class A (a)	2,809	47,809
Strayer Education, Inc.	961	75,554

		1,603,775

Specialized Consumer Services – 0.7%
Carriage Services, Inc.	1,306	31,853
H&R Block, Inc.	18,687	569,954
Regis Corp. (a)	3,259	34,317
Service Corp. International	16,945	588,500
ServiceMaster Global Holdings,
Inc. (a)	12,073	530,729
Sotheby’s (a)	3,329	188,388
Weight Watchers International, Inc. (a)	2,610	93,490

		2,037,231

TOTAL DIVERSIFIED CONSUMER SERVICES		3,641,006

HOTELS, RESTAURANTS & LEISURE – 15.9%
Casinos & Gaming – 1.9%
Boyd Gaming Corp.	7,601	190,481
Caesars Acquisition Co. Class A (a)	4,391	85,186
Caesars Entertainment Corp. (a)	4,752	58,687
Churchill Downs, Inc.	1,264	236,431
Eldorado Resorts, Inc. (a)	4,440	90,576
Las Vegas Sands Corp.	35,701	2,199,539
MGM Resorts International	41,296	1,359,877
Monarch Casino & Resort Inc. (a)	1,035	34,248
Penn National Gaming, Inc. (a)	7,163	144,406
Pinnacle Entertainment, Inc. (a)	4,830	91,770
Red Rock Resorts, Inc. Class A	3,717	88,837
Scientific Games Corp. Class A (a)	4,683	173,505
Wynn Resorts Ltd.	7,339	949,226

		5,702,769

Hotels, Resorts & Cruise Lines – 3.9%
Belmond Ltd. Class A (a)	7,744	101,059

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Carnival Corp.	31,325	$2,091,883
Choice Hotels International, Inc.	3,305	213,668
Extended Stay America, Inc.	17,294	341,902
Hilton Grand Vacations, Inc. (a)	6,210	228,280
Hilton Worldwide Holdings, Inc.	17,777	1,111,596
ILG, Inc.	10,765	285,380
La Quinta Holdings, Inc. (a)	7,325	109,216
Lindblad Expeditions Holdings, Inc. (a)	2,059	20,611
Marcus Corp.	1,628	44,282
Marriott International, Inc. Class A	29,338	3,056,726
Marriott Vacations Worldwide Corp.	2,086	243,749
Norwegian Cruise Line
Holdings Ltd. (a)	14,306	787,831
Royal Caribbean Cruises Ltd.	15,467	1,748,854
Wyndham Worldwide Corp.	9,444	985,670

		11,370,707

Leisure Facilities – 0.6%
ClubCorp Holdings, Inc.	5,879	99,649
Drive Shack, Inc.	5,535	16,937
International Speedway Corp. Class A	2,047	73,282
Intrawest Resorts Holdings, Inc. (a)	1,207	28,666
Planet Fitness, Inc., Class A	7,477	169,429
SeaWorld Entertainment, Inc.	5,929	91,188
Six Flags Entertainment Corp.	6,586	374,546
Speedway Motorsports, Inc.	1,084	23,046
Vail Resorts, Inc.	3,601	758,947

		1,635,690

Restaurants – 9.5%
Aramark	22,147	882,779
Biglari Holdings, Inc. (a)	90	33,689
BJ’s Restaurants, Inc. (a)	1,665	58,775
Bloomin’ Brands, Inc.	9,209	160,513
Bob Evans Farms, Inc.	1,687	116,707
Bojangles’, Inc. (a)	1,636	21,759
Brinker International, Inc.	4,367	154,898
Buffalo Wild Wings, Inc. (a)	1,422	152,865
Carrols Restaurant Group, Inc. (a)	3,079	37,564
Chipotle Mexican Grill, Inc. (a)	2,326	799,609
Chuys Holdings, Inc. (a)	1,538	36,220
Cracker Barrel Old Country Store, Inc.	1,726	268,307
Darden Restaurants, Inc.	11,160	936,101
Dave & Buster’s Entertainment, Inc. (a)	3,804	236,266
Del Frisco’s Restaurant Group, Inc. (a)	2,167	30,771
Del Taco Restaurants, Inc. (a)	3,220	42,150
Denny’s Corp. (a)	6,337	71,988
DineEquity, Inc.	1,545	63,561
Domino’s Pizza, Inc.	4,319	805,494
Dunkin’ Brands Group, Inc.	8,271	438,611
El Pollo Loco Holdings, Inc. (a)	2,004	26,052

	Shares	Value
Fiesta Restaurant Group, Inc. (a)	2,288	$38,438
Jack in the Box, Inc.	2,837	263,160
McDonald’s Corp.	74,692	11,587,717
Papa John’s International, Inc.	2,491	177,683
Potbelly Corp. (a)	2,055	23,633
Red Robin Gourmet Burgers, Inc. (a)	1,175	70,265
Ruth’s Hospitality Group, Inc.	2,790	55,800
Shake Shack, Inc. Class A (a)	1,790	59,088
Sonic Corp.	3,937	93,149
Starbucks Corp.	131,081	7,075,752
Texas Roadhouse, Inc. Class A	6,044	285,881
The Cheesecake Factory, Inc.	4,051	192,747
The Habit Restaurants, Inc. Class A (a)	1,723	28,343
Wendy’s Co.	18,421	284,420
Wingstop, Inc. (a)	2,588	77,666
Yum! Brands, Inc.	30,230	2,281,760
Zoe’s Kitchen, Inc. (a)	1,858	21,014

		27,991,195

TOTAL HOTELS, RESTAURANTS & LEISURE		46,700,361

HOUSEHOLD DURABLES – 4.6%
Consumer Electronics – 0.3%
Garmin Ltd.	11,477	576,031
GoPro, Inc. Class A (a)	8,977	73,970
Universal Electronics, Inc. (a)	1,308	89,533

		739,534

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	2,363	75,734
Hooker Furniture Corp.	973	41,061
La-Z-Boy, Inc.	4,444	150,207
Leggett & Platt, Inc.	12,033	579,750
Mohawk Industries, Inc. (a)	5,675	1,413,018
Tempur Sealy International, Inc. (a)	4,116	237,370

		2,497,140

Homebuilding – 2.0%
Beazer Homes U.S.A., Inc. (a)	2,825	37,459
CalAtlantic Group, Inc.	7,007	245,946
Cavco Industries, Inc. (a)	764	99,626
Century Communities, Inc. (a)	1,402	36,312
D.R. Horton, Inc.	31,903	1,138,618
Green Brick Partners, Inc. (a)	1,401	15,761
Hovnanian Enterprises, Inc. Class A (a)	11,135	24,497
Installed Building Products, Inc. (a)	1,998	107,492
KB Home	6,904	158,240
Lennar Corp. Class A	18,303	959,809
LGI Homes, Inc. (a)	1,622	71,855
M.D.C. Holdings, Inc.	3,461	118,678
M/I Homes, Inc. (a)	2,268	58,832
Meritage Homes Corp. (a)	3,434	139,935

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
NVR, Inc. (a)	319	$832,730
PICO Holdings, Inc. (a)	2,042	33,183
PulteGroup, Inc.	25,789	629,767
Taylor Morrison Home Corp. Class A (a)	6,501	147,053
Toll Brothers, Inc.	13,892	536,092
TopBuild Corp. (a)	3,422	180,613
TRI Pointe Group, Inc. (a)	14,362	191,015
William Lyon Homes Class A (a)	2,323	52,523

		5,816,036

Household Appliances – 0.6%
Helen of Troy Ltd. (a)	2,445	246,334
iRobot Corp. (a)	2,445	257,972
NACCO Industries, Inc. Class A	279	18,302
Whirlpool Corp.	6,704	1,192,507

		1,715,115

Housewares & Specialties – 0.9%
CSS Industries, Inc.	823	22,032
Libbey, Inc.	1,896	17,064
Newell Brands, Inc.	43,379	2,286,941
Tupperware Brands Corp.	4,558	276,716

		2,602,753

TOTAL HOUSEHOLD DURABLES		13,370,578

INTERNET & DIRECT MARKETING RETAIL – 19.4%
Catalog Retail – 0.4%
HSN, Inc.	3,049	120,893
Liberty Interactive Corp. QVC Group Series A (a)	39,338	941,752

		1,062,645

Internet & Direct Marketing Retail – 15.3%
Amazon.com, Inc. (a)	36,480	36,034,214
The Priceline Group, Inc. (a)	4,422	8,970,027

		45,004,241

Internet Retail – 3.7%
1-800-FLOWERS.com, Inc. Class A (a)	2,163	20,873
Duluth Holdings, Inc. Class B (a)	1,644	31,861
Etsy, Inc. (a)	7,257	104,283
Expedia, Inc.	11,094	1,735,878
FTD Cos., Inc. (a)	1,573	30,909
Groupon, Inc. Class A (a)	37,756	141,963
Lands’ End, Inc. (a)	1,149	15,512
Liberty Expedia Holdings, Inc. Class A (a)	4,898	279,431
Liberty TripAdvisor Holdings, Inc. Class A (a)	6,461	75,917
Liberty Ventures Class A (a)	7,278	440,901
Netflix, Inc. (a)	38,712	7,032,422

	Shares	Value
NutriSystem, Inc.	2,689	$149,912
Overstock.com, Inc. (a)	1,457	23,312
PetMed Express, Inc.	1,886	89,660
Shutterfly, Inc. (a)	2,711	132,947
TripAdvisor, Inc. (a)	10,665	416,148
Wayfair, Inc. Class A (a)	3,130	238,976

		10,960,905

TOTAL INTERNET & DIRECT MARKETING RETAIL		57,027,791

LEISURE PRODUCTS – 1.1%
Leisure Products – 1.1%
Acushnet Holdings Corp.	1,970	36,386
American Outdoor Brands Corp. (a)	5,133	106,099
Brunswick Corp.	8,034	454,805
Callaway Golf Co.	8,462	107,721
Hasbro, Inc.	10,073	1,066,529
Mattel, Inc.	30,761	615,835
Nautilus, Inc. (a)	2,741	48,242
Polaris Industries, Inc.	5,387	482,999
Sturm, Ruger & Co., Inc.	1,622	93,427
Vista Outdoor, Inc. (a)	5,113	118,059

TOTAL LEISURE PRODUCTS		3,130,102

MEDIA – 24.6%
Advertising – 0.9%
Clear Channel Outdoor Holding, Inc. Class A	2,806	14,226
Interpublic Group of Companies, Inc.	35,280	762,401
MDC Partners, Inc. Class A	4,905	48,559
National CineMedia, Inc.	5,677	40,591
Omnicom Group, Inc.	21,100	1,661,414

		2,527,191

Broadcasting – 1.8%
AMC Networks, Inc. Class A (a)	5,049	322,884
CBS Corp. Class B (non-vtg.)	33,450	2,202,013
Discovery Communications, Inc. Class A (a)	13,728	337,709
Discovery Communications, Inc. Class C (non-vtg.) (a)	19,640	454,273
E.W. Scripps Co. Class A (a)	4,681	91,982
Entercom Communications Corp. Class A	2,016	19,858
Entravision Communications Corp. Class A	5,865	38,122
Gray Television, Inc. (a)	5,978	89,072
Hemisphere Media Group, Inc. (a)	1,550	19,375
Media General, Inc. (a)	7,026	0
Nexstar Media Group, Inc. Class A	4,034	263,824
Scripps Networks Interactive, Inc. Class A	7,751	677,515
Sinclair Broadcast Group, Inc. Class A	6,870	247,663

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
MEDIA – continued
Broadcasting – continued
TEGNA, Inc.	18,450	$273,613
Tribune Media Co. Class A	6,657	280,593

		5,318,496

Cable & Satellite – 11.0%
Cable One, Inc.	387	294,081
Charter Communications, Inc. Class A (a)	19,348	7,582,675
Comcast Corp. Class A	425,670	17,218,351
DISH Network Corp. Class A (a)	20,395	1,305,892
Liberty Broadband Corp. Class C (a)	9,627	954,806
Liberty Global PLC LiLAC (a)	4,343	111,702
Liberty Global PLC LiLAC Series C (a)	10,829	276,356
Liberty Global PLC Series A (a)	21,653	733,171
Liberty Global PLC Series C (a)	53,929	1,767,253
Liberty Media Corp-Liberty SiriusXM Class A (a)	8,282	382,049
Liberty Media Corp-Liberty SiriusXM Class C (a)	16,031	737,426
Loral Space & Communications Ltd. (a)	1,153	53,672
MSG Networks, Inc. (a)	5,475	117,165
Sirius XM Holdings, Inc.	148,580	870,679

		32,405,278

Movies & Entertainment – 10.4%
AMC Entertainment Holdings, Inc. Class A	4,612	94,085
Cinemark Holdings, Inc.	9,764	379,820
Global Eagle Entertainment, Inc. (a)	5,345	16,890
IMAX Corp. (a)	5,363	114,768
Liberty Media Corp-Liberty Braves Class A (a)	884	22,312
Liberty Media Corp-Liberty Braves Class C (a)	3,145	79,348
Liberty Media Corp-Liberty Formula One Class A (a)	2,107	71,111
Liberty Media Corp-Liberty Formula One Class C (a)	15,111	531,454
Lions Gate Entertainment Corp. Class A	4,725	138,915
Lions Gate Entertainment Corp. Class B (a)	8,885	244,426
Live Nation Entertainment, Inc. (a)	11,939	444,967
Regal Entertainment Group Class A	10,244	194,841
The Madison Square Garden Co. (a)	1,756	385,828
The Walt Disney Co.	142,221	15,634,355
Time Warner, Inc.	69,645	7,133,041
Twenty-First Century Fox, Inc. Class A	94,610	2,753,151
Twenty-First Century Fox, Inc. Class B	39,549	1,134,661
Viacom, Inc. Class B	31,267	1,091,844

	Shares	Value
World Wrestling Entertainment, Inc. Class A	3,278	$69,362

		30,535,179

Publishing – 0.5%
Gannett Co., Inc.	9,840	88,265
John Wiley & Sons, Inc. Class A	4,155	229,564
Meredith Corp.	3,524	209,502
New Media Investment Group, Inc.	4,931	68,738
News Corp. Class A	34,419	492,536
Scholastic Corp.	2,652	109,872
The New York Times Co. Class A	11,571	219,849
Time, Inc.	8,902	125,073
tronc, Inc. (a)	1,472	18,797

		1,562,196

TOTAL MEDIA		72,348,340

MULTILINE RETAIL – 3.0%
Department Stores – 0.8%
Dillard’s, Inc. Class A	1,578	116,488
J.C. Penney Co., Inc. (a)	27,508	148,818
Kohl’s Corp.	15,878	656,556
Macy’s, Inc.	27,380	650,275
Nordstrom, Inc.	11,479	557,535
Sears Holdings Corp. (a)	2,497	21,774

		2,151,446

General Merchandise Stores – 2.2%
Big Lots, Inc.	3,984	197,885
Dollar General Corp.	24,864	1,868,778
Dollar Tree, Inc. (a)	21,248	1,531,556
Fred’s, Inc. Class A	2,796	18,929
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,373	195,473
Target Corp.	47,982	2,719,140

		6,531,761

TOTAL MULTILINE RETAIL		8,683,207

SPECIALTY RETAIL – 16.3%
Apparel Retail – 3.4%
Abercrombie & Fitch Co. Class A	6,151	60,526
American Eagle Outfitters, Inc.	15,522	183,780
Ascena Retail Group, Inc. (a)	12,669	29,645
Burlington Stores, Inc. (a)	6,321	550,117
Caleres, Inc.	3,883	105,928
Chico’s FAS, Inc.	11,588	106,030
Citi Trends, Inc.	1,300	28,795
DSW, Inc. Class A	5,828	105,137
Express, Inc. (a)	7,033	42,620
Finish Line, Inc. Class A	3,685	50,706
Foot Locker, Inc.	11,908	561,938
Francescas Holdings Corp. (a)	3,489	33,948

See accompanying notes which are an integral part of the financial statements.

Annual Report	32

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Apparel Retail – continued
Gap, Inc.	21,544	$513,394
Genesco, Inc. (a)	1,779	57,106
Guess?, Inc.	5,681	74,194
L Brands, Inc.	21,836	1,012,972
Ross Stores, Inc.	35,453	1,961,260
Shoe Carnival, Inc.	1,147	20,944
Tailored Brands, Inc.	3,938	49,383
The Buckle, Inc.	2,651	45,332
The Cato Corp. Class A	2,266	38,545
The Children’s Place Retail Stores, Inc.	1,617	170,836
The TJX Companies, Inc.	58,636	4,122,697
Urban Outfitters, Inc. (a)	7,290	142,811
Zumiez, Inc. (a)	1,686	21,412

		10,090,056

Automotive Retail – 2.1%
Advance Auto Parts, Inc.	6,623	741,842
Asbury Automotive Group, Inc. (a)	1,706	92,124
AutoNation, Inc. (a)	5,889	249,576
AutoZone, Inc. (a)	2,572	1,388,417
Camping World Holdings, Inc. Class A	1,889	60,372
CarMax, Inc. (a)	16,830	1,114,988
Group 1 Automotive, Inc.	1,821	108,441
Lithia Motors, Inc. Class A	2,146	221,575
Monro Muffler Brake, Inc.	2,924	136,258
Murphy USA, Inc. (a)	3,149	238,474
O’Reilly Automotive, Inc. (a)	8,240	1,683,432
Penske Automotive Group, Inc.	3,456	150,474
Sonic Automotive, Inc. Class A	2,316	42,035
TravelCenters of America LLC (a)	2,832	10,337

		6,238,345

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	25,384	1,480,902
Conn’s, Inc. (a)	1,880	40,232
GameStop Corp. Class A	9,127	197,965
Rent-A-Center, Inc.	4,690	62,002

		1,781,101

Home Improvement Retail – 7.7%
Lowe’s Companies, Inc.	78,236	6,055,466
Lumber Liquidators Holdings, Inc. (a)	2,503	61,849
The Home Depot, Inc.	109,564	16,390,775
Tile Shop Holdings, Inc.	3,079	44,953

		22,553,043

Homefurnishing Retail – 0.5%
Aarons, Inc. Class A	5,814	269,072
At Home Group, Inc. (a)	1,624	36,962
Bed Bath & Beyond, Inc.	13,560	405,444
Haverty Furniture Companies, Inc.	1,602	35,644
Kirkland’s, Inc. (a)	1,241	11,603
Pier 1 Imports, Inc.	6,693	30,855

	Shares	Value
RH (a)	3,479	$226,587
Select Comfort Corp. (a)	3,844	129,966
Williams-Sonoma, Inc.	7,534	349,804

		1,495,937

Specialty Stores – 2.0%
Barnes & Noble Education, Inc. (a)	3,036	21,950
Barnes & Noble, Inc.	5,204	42,413
Big 5 Sporting Goods Corp.	1,644	17,673
Cabela’s, Inc. Class A (a)	4,309	245,527
Dick’s Sporting Goods, Inc.	7,925	295,920
Five Below, Inc. (a)	4,941	238,700
GNC Holdings, Inc. Class A	6,288	59,799
Hibbett Sports, Inc. (a)	1,992	31,075
MarineMax, Inc. (a)	2,320	34,684
Office Depot, Inc.	47,443	278,490
Party City Holdings, Inc. (a)	2,770	38,642
Sally Beauty Holdings, Inc. (a)	12,879	260,542
Signet Jewelers Ltd.	5,624	343,964
Staples, Inc.	58,576	594,546
The Michaels Cos., Inc. (a)	11,285	227,280
Tiffany & Co., Inc.	11,184	1,068,184
Tractor Supply Co.	11,761	660,027
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,321	1,336,688
Vitamin Shoppe, Inc. (a)	2,010	22,110
Winmark Corp.	212	28,207

		5,846,421

TOTAL SPECIALTY RETAIL		48,004,903

TEXTILES, APPAREL & LUXURY GOODS – 5.4%
Apparel, Accessories & Luxury Goods – 2.7%
Carter’s, Inc.	4,384	380,224
Coach, Inc.	25,263	1,190,898
Columbia Sportswear Co.	2,505	151,753
Fossil Group, Inc. (a)	3,894	43,808
G-III Apparel Group Ltd. (a)	3,927	102,220
Hanesbrands, Inc.	34,119	782,007
Iconix Brand Group, Inc. (a)	3,941	26,286
lululemon athletica, Inc. (a)	9,272	571,526
Michael Kors Holdings Ltd. (a)	14,629	533,081
Movado Group, Inc.	1,355	33,333
Oxford Industries, Inc.	1,362	85,983
PVH Corp.	7,121	849,464
Ralph Lauren Corp.	5,067	383,319
Sequential Brands Group, Inc. (a)	3,646	11,704
Under Armour, Inc. Class A (a)	16,603	332,392
Under Armour, Inc. Class C (a)	16,908	306,204
Vera Bradley, Inc. (a)	1,804	18,184
VF Corp.	31,634	1,967,318

		7,769,704

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – continued
Footwear – 2.7%
Crocs, Inc. (a)	6,711	$53,285
Deckers Outdoor Corp. (a)	2,861	185,565
NIKE, Inc. Class B	119,193	7,038,347
Skechers U.S.A., Inc. Class A (a)	11,991	336,827
Steven Madden Ltd. (a)	4,887	200,367
Wolverine World Wide, Inc.	8,837	249,203

		8,063,594

Textiles – 0.0%
Unifi, Inc. (a)	1,405	46,028

TOTAL TEXTILES, APPAREL & LUXURY GOODS		15,879,326

TOTAL COMMON STOCKS (Cost $279,674,696)		293,626,520

Money Market Funds – 0.1%
	Shares	Value

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.90% (b) (Cost $161,334)	161,334	$161,334

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $279,836,030)		293,787,854

NET OTHER ASSETS (LIABILITIES) – 0.0%		125,420

NET ASSETS – 100.0%		$293,913,274

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	34

Fidelity MSCI Consumer Staples Index ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 23.1%
Brewers – 1.0%
Molson Coors Brewing Co. Class B	30,517	$2,715,403
The Boston Beer Co., Inc. Class A (a)	2,057	322,537

		3,037,940

Distillers & Vintners – 2.3%
Brown-Forman Corp. Class B	33,887	1,674,018
Constellation Brands, Inc. Class A	27,397	5,297,210
MGP Ingredients, Inc.	1,980	116,741

		7,087,969

Soft Drinks – 19.8%
Coca-Cola Bottling Co. Consolidated	818	196,394
Dr Pepper Snapple Group, Inc.	29,642	2,702,165
Monster Beverage Corp. (a)	63,033	3,324,991
National Beverage Corp.	1,910	195,049
PepsiCo, Inc.	223,889	26,107,696
The Coca-Cola Co.	639,585	29,318,576

		61,844,871

TOTAL BEVERAGES		71,970,780

FOOD & STAPLES RETAILING – 20.6%
Drug Retail – 7.9%
CVS Health Corp.	161,493	12,908,136
Walgreens Boots Alliance, Inc.	144,582	11,663,430

		24,571,566

Food Distributors – 2.0%
Performance Food Group Co. (a)	13,261	381,917
SpartanNash Co.	6,205	172,127
Sysco Corp.	81,994	4,314,524
The Andersons, Inc.	4,430	152,614
The Chefs’ Warehouse, Inc. (a)	3,914	56,753
United Natural Foods, Inc. (a)	10,299	396,820
US Foods Holding Corp. (a)	25,516	718,275

		6,193,030

Food Retail – 2.5%
Casey’s General Stores, Inc.	7,002	747,463
Ingles Markets, Inc. Class A	5,017	148,001
Natural Grocers by Vitamin Cottage, Inc. (a)	11,413	100,548
Smart & Final Stores, Inc. (a)	14,666	126,128
Sprouts Farmers Market, Inc. (a)	24,142	581,098
SUPERVALU, Inc. (a)	52,786	188,974
The Kroger Co.	150,462	3,689,328
Village Super Market, Inc. Class A	1,579	39,049
Weis Markets, Inc.	3,638	172,114
Whole Foods Market, Inc.	52,014	2,172,105

		7,964,808

Hypermarkets & Super Centers – 8.2%
Costco Wholesale Corp.	69,265	10,979,195
PriceSmart, Inc.	4,430	373,227

	Shares	Value
Wal-Mart Stores, Inc.	179,726	$14,376,283

		25,728,705

TOTAL FOOD & STAPLES RETAILING		64,458,109

FOOD PRODUCTS – 18.8%
Agricultural Products – 2.5%
Archer-Daniels-Midland Co.	91,488	3,858,964
Bunge Ltd.	21,899	1,716,663
Darling Ingredients, Inc. (a)	26,948	438,444
Fresh Del Monte Produce, Inc.	5,371	276,445
Ingredion, Inc.	11,977	1,477,004

		7,767,520

Packaged Foods & Meats – 16.3%
Amplify Snack Brands, Inc. (a)	6,259	65,469
B&G Foods, Inc.	11,162	404,622
Blue Buffalo Pet Products, Inc. (a)	16,805	375,928
Calavo Growers, Inc.	2,568	190,160
Campbell Soup Co.	30,553	1,614,115
Conagra Brands, Inc.	70,738	2,422,069
Dean Foods Co.	17,793	266,895
Farmer Bros Co. (a)	1,862	58,001
Flowers Foods, Inc.	33,601	591,042
Freshpet, Inc. (a)	3,700	63,085
General Mills, Inc.	92,340	5,139,644
Hormel Foods Corp.	48,178	1,646,242
Hostess Brands, Inc. (a)	7,934	121,231
J&J Snack Foods Corp.	2,404	315,886
John B Sanfilippo & Son, Inc.	1,413	90,884
Kellogg Co.	42,538	2,892,584
Lamb Weston Holdings, Inc.	23,191	1,019,940
Lancaster Colony Corp.	3,501	429,293
Landec Corp. (a)	4,479	55,092
McCormick & Co., Inc. (non-vtg.)	18,737	1,785,636
Mondelez International, Inc. Class A	240,741	10,597,419
Omega Protein Corp.	3,891	62,256
Pinnacle Foods, Inc.	18,602	1,104,587
Post Holdings, Inc. (a)	10,145	844,064
Sanderson Farms, Inc.	3,273	427,945
Seaboard Corp.	57	243,675
Seneca Foods Corp. Class A (a)	1,342	38,515
Snyders-Lance, Inc.	12,261	426,560
The Hain Celestial Group, Inc. (a)	18,129	810,548
The Hershey Co.	23,415	2,465,834
The JM Smucker Co.	18,959	2,311,102
The Kraft Heinz Co.	95,193	8,325,580
Tootsie Roll Industries, Inc.	3,320	123,504
TreeHouse Foods, Inc. (a)	8,975	761,349
Tyson Foods, Inc. Class A	46,021	2,915,891

		51,006,647

TOTAL FOOD PRODUCTS		58,774,167

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity MSCI Consumer Staples Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – 19.2%
Household Products – 19.2%
Central Garden and Pet Co. (a)	1,964	$62,848
Central Garden and Pet Co. Class A (a)	5,865	180,407
Church & Dwight Co., Inc.	41,541	2,216,212
Colgate-Palmolive Co.	132,381	9,557,908
Energizer Holdings, Inc.	11,712	539,572
HRG Group, Inc. (a)	24,336	403,248
Kimberly-Clark Corp.	56,366	6,942,037
Spectrum Brands Holdings, Inc.	4,930	569,119
The Clorox Co.	20,748	2,769,651
The Procter & Gamble Co.	400,639	36,386,034
WD-40 Co.	3,080	328,482

TOTAL HOUSEHOLD PRODUCTS		59,955,518

PERSONAL PRODUCTS – 2.5%
Personal Products – 2.5%
Avon Products, Inc. (a)	94,224	342,975
Coty, Inc. Class A	80,425	1,647,104
Edgewell Personal Care Co. (a)	4,253	307,067
elf Beauty, Inc. (a)	3,624	91,941
Herbalife Ltd. (a)	11,349	754,822
Inter Parfums, Inc.	5,075	196,910
Medifast, Inc.	1,689	72,103
Natural Health Trends Corp.	2,389	58,841
Nu Skin Enterprises, Inc. Class A	9,673	612,881
Revlon, Inc. Class A (a)	5,259	102,814
The Estee Lauder Cos., Inc. Class A	35,681	3,532,062
USANA Health Sciences, Inc. (a)	3,331	190,200

TOTAL PERSONAL PRODUCTS		7,909,720

	Shares	Value
TOBACCO – 15.6%
Tobacco – 15.6%
Altria Group, Inc.	304,544	$19,786,224
Philip Morris International, Inc.	243,285	28,393,792
Universal Corp.	4,081	260,980
Vector Group Ltd.	16,250	327,113

TOTAL TOBACCO		48,768,109

TOTAL COMMON STOCKS (Cost $297,534,450)		311,836,403

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.90% (b) (Cost $153,468)	153,468	153,468

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $297,687,918)		311,989,871

NET OTHER ASSETS (LIABILITIES) – 0.1%		359,528

NET ASSETS – 100.0%		$312,349,399

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	36

Fidelity MSCI Energy Index ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 15.5%
Oil & Gas Drilling – 1.5%
Atwood Oceanics, Inc. (a)	22,840	$179,522
Diamond Offshore Drilling, Inc. (a)	20,420	253,616
Ensco PLC Class A	90,679	479,692
Helmerich & Payne, Inc.	32,427	1,641,455
Nabors Industries Ltd.	85,227	657,100
Noble Corp. PLC	72,667	290,668
Parker Drilling Co. (a)	41,693	50,032
Patterson-UTI Energy, Inc.	63,866	1,235,168
Rowan Cos. PLC Class A (a)	35,691	416,514
Transocean Ltd. (a)	116,271	1,005,744
Unit Corp. (a)	15,413	277,126

		6,486,637

Oil & Gas Equipment & Services – 14.0%
Archrock, Inc.	19,003	208,083
Baker Hughes a GE Co.	120,683	4,451,996
Basic Energy Services, Inc. (a)	6,523	146,115
Bristow Group, Inc.	10,103	74,459
CARBO Ceramics, Inc. (a)	6,442	45,545
Core Laboratories N.V.	13,186	1,325,589
Dril-Quip, Inc. (a)	11,291	503,579
Exterran Corp. (a)	9,550	264,440
Fairmount Santrol Holdings, Inc. (a)	46,706	136,382
Forum Energy Technologies, Inc. (a)	20,134	266,775
Frank’s International N.V.	16,647	134,841
Halliburton Co.	258,862	10,986,103
Helix Energy Solutions Group, Inc. (a)	41,858	273,751
Keane Group, Inc. (a)	9,261	141,971
Key Energy Services, Inc. (a)	2,407	45,300
Mammoth Energy Services, Inc. (a)	2,244	32,919
Matrix Service Co. (a)	7,632	78,991
McDermott International, Inc. (a)	72,101	488,124
National Oilwell Varco, Inc.	113,118	3,700,090
Natural Gas Services Group, Inc. (a)	3,899	97,280
Newpark Resources, Inc. (a)	25,095	209,543
Oceaneering International, Inc.	29,292	751,340
Oil States International, Inc. (a)	15,344	381,298
RigNet, Inc. (a)	4,073	77,183
RPC, Inc.	19,534	404,549
Schlumberger Ltd.	416,277	28,556,602
SEACOR Holdings, Inc. (a)	4,873	166,121
SEACOR Marine Holdings, Inc. (a)	5,020	73,192
Superior Energy Services, Inc. (a)	45,588	490,527
TechnipFMC PLC (a)	132,392	3,778,468
Tesco Corp. (a)	14,135	65,021
TETRA Technologies, Inc. (a)	37,968	106,690
US Silica Holdings, Inc.	24,211	705,266

	Shares	Value
Weatherford International PLC (a)	279,029	$1,244,469

		60,412,602

TOTAL ENERGY EQUIPMENT & SERVICES		66,899,239

OIL, GAS & CONSUMABLE FUELS – 84.4%
Coal & Consumable Fuels – 0.3%
Arch Coal, Inc. Class A	6,678	507,995
CONSOL Energy, Inc. (a)	54,825	918,867

		1,426,862

Integrated Oil & Gas – 40.6%
Chevron Corp.	565,270	61,721,831
Exxon Mobil Corp.	1,238,126	99,099,605
Occidental Petroleum Corp.	228,213	14,133,231

		174,954,667

Oil & Gas Exploration & Production – 26.5%
Anadarko Petroleum Corp.	166,909	7,622,734
Antero Resources Corp. (a)	65,859	1,358,013
Apache Corp.	113,382	5,610,141
Bill Barrett Corp. (a)	21,953	74,201
Cabot Oil & Gas Corp.	141,914	3,529,401
California Resources Corp. (a)	11,464	93,088
Callon Petroleum Co. (a)	60,051	679,777
Carrizo Oil & Gas, Inc. (a)	24,316	383,220
Centennial Resource Development, Inc. Class A (a)	27,972	469,370
Chesapeake Energy Corp. (a)	267,314	1,325,877
Cimarex Energy Co.	28,411	2,813,541
Concho Resources, Inc. (a)	44,244	5,763,223
ConocoPhillips	369,013	16,742,120
Continental Resources, Inc. (a)	27,962	934,770
Denbury Resources, Inc. (a)	119,270	174,134
Devon Energy Corp.	148,706	4,953,397
Diamondback Energy, Inc. (a)	26,925	2,581,569
Eclipse Resources Corp. (a)	26,934	75,685
Energen Corp. (a)	29,027	1,546,559
Energy XXI Gulf Coast, Inc. (a)	9,943	196,772
EOG Resources, Inc.	172,239	16,386,819
EQT Corp.	51,769	3,297,685
Extraction Oil & Gas, Inc. (a)	30,794	375,071
Gran Tierra Energy, Inc. (a)	119,549	282,136
Gulfport Energy Corp. (a)	47,439	598,680
Halcon Resources Corp. (a)	11,131	73,019
Hess Corp.	84,989	3,785,410
Jagged Peak Energy, Inc. (a)	9,564	135,426
Kosmos Energy Ltd. (a)	69,623	459,512
Laredo Petroleum, Inc. (a)	46,967	608,692
Marathon Oil Corp.	252,504	3,088,124
Matador Resources Co. (a)	26,752	649,004
Midstates Petroleum Co., Inc. (a)	3,368	47,758
Murphy Oil Corp.	48,917	1,300,214

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity MSCI Energy Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Newfield Exploration Co. (a)	59,427	$1,707,338
Noble Energy, Inc.	139,370	4,029,187
Oasis Petroleum, Inc. (a)	67,386	524,263
Parsley Energy, Inc. Class A (a)	66,256	1,939,976
PDC Energy, Inc. (a)	16,696	787,383
Pioneer Natural Resources Co.	50,700	8,269,170
QEP Resources, Inc. (a)	71,554	613,218
Range Resources Corp.	73,930	1,560,662
Resolute Energy Corp. (a)	5,115	173,705
Rice Energy, Inc. (a)	44,720	1,250,818
Ring Energy, Inc. (a)	13,966	182,396
RSP Permian, Inc. (a)	35,526	1,220,673
Sanchez Energy Corp. (a)	20,855	117,622
SandRidge Energy, Inc. (a)	9,663	186,593
SM Energy Co.	29,907	520,083
Southwestern Energy Co. (a)	148,736	847,795
SRC Energy, Inc. (a)	57,069	485,657
Whiting Petroleum Corp. (a)	108,331	568,738
WildHorse Resource Development Corp. (a)	7,034	92,990
WPX Energy, Inc. (a)	118,373	1,276,061

		114,369,470

Oil & Gas Refining & Marketing – 8.8%
Andeavor	45,266	4,505,325
Clean Energy Fuels Corp. (a)	33,870	88,739
CVR Energy, Inc.	5,199	98,313
Delek US Holdings, Inc.	21,843	570,321
Green Plains, Inc.	10,859	214,465
HollyFrontier Corp.	50,325	1,451,373
Marathon Petroleum Corp.	157,593	8,823,632
Par Pacific Holdings, Inc. (a)	6,751	120,910
PBF Energy, Inc. Class A	32,572	741,664
Phillips 66	131,425	11,006,844
Renewable Energy Group, Inc. (a)	10,388	129,850
REX American Resources Corp. (a)	1,666	166,567
Tellurian, Inc. (a)	17,937	164,124

	Shares	Value
Valero Energy Corp.	134,681	$9,288,949
World Fuel Services Corp.	20,888	675,518

		38,046,594

Oil & Gas Storage & Transportation – 8.2%
Cheniere Energy, Inc. (a)	60,389	2,729,583
Enbridge Energy Management LLC (a)	20,438	310,249
EnLink Midstream LLC	18,869	331,151
Gener8 Maritime, Inc. (a)	11,887	63,595
International Seaways, Inc. (a)	4,373	99,748
Kinder Morgan, Inc.	599,934	12,256,652
ONEOK, Inc.	113,438	6,417,188
Plains GP Holdings LP Class A (a)	41,220	1,126,955
SemGroup Corp. Class A	19,744	534,075
Tallgrass Energy GP LP	15,649	406,092
Targa Resources Corp.	64,355	2,986,715
The Williams Cos., Inc.	246,586	7,836,503

		35,098,506

TOTAL OIL, GAS & CONSUMABLE FUELS		363,896,099

TOTAL COMMON STOCKS (Cost $490,059,050)		430,795,338

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.90% (b) (Cost $247,311)	247,311	247,311

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $490,306,361)		431,042,649

NET OTHER ASSETS (LIABILITIES) – 0.1%		267,923

NET ASSETS – 100.0%		$431,310,572

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	38

Fidelity MSCI Financials Index ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 45.3%
Diversified Banks – 29.8%
Bank of America Corp.	2,486,319	$59,970,014
Citigroup, Inc.	687,171	47,036,855
JPMorgan Chase & Co.	887,431	81,466,166
US Bancorp	420,219	22,179,159
Wells Fargo & Co.	1,181,809	63,746,777

		274,398,971

Regional Banks – 15.5%
1st Source Corp.	4,691	230,328
Access National Corp.	3,615	96,123
Allegiance Bancshares, Inc. (a)	2,818	105,816
Ameris Bancorp	9,292	425,574
Arrow Financial Corp.	3,280	106,928
Associated Banc-Corp	37,780	904,831
Atlantic Capital Bancshares, Inc. (a)	5,532	106,768
Banc of California, Inc.	11,024	226,543
Bancfirst Corp.	2,197	234,530
BancorpSouth, Inc.	21,035	632,102
Bank of Hawaii Corp.	11,154	933,255
Bank of the Ozarks, Inc.	30,258	1,305,633
BankUnited, Inc.	26,519	912,784
Banner Corp.	7,971	460,485
Bar Harbor Bankshares	3,916	109,217
BB&T Corp.	200,619	9,493,291
Berkshire Hills Bancorp, Inc.	9,859	366,262
Blue Hills Bancorp, Inc.	6,447	122,171
BOK Financial Corp.	5,084	432,496
Boston Private Financial Holdings, Inc.	21,745	333,786
Bridge Bancorp, Inc.	4,825	156,812
Brookline Bancorp, Inc.	19,402	288,120
Bryn Mawr Bank Corp.	4,282	181,771
Camden National Corp.	3,997	167,874
Capital Bank Financial Corp. Class A	6,128	232,864
Cathay General Bancorp	18,908	708,105
CenterState Banks, Inc.	13,782	344,412
Central Pacific Financial Corp.	7,343	227,119
Chemical Financial Corp.	17,776	856,625
CIT Group, Inc.	36,142	1,722,166
Citizens Financial Group, Inc.	126,952	4,453,476
City Holding Co.	4,501	295,401
CoBiz Financial, Inc.	9,890	174,064
Columbia Banking System, Inc.	14,549	579,632
Comerica, Inc.	43,698	3,159,802
Commerce Bancshares, Inc.	22,721	1,318,727
Community Bank System, Inc.	12,670	695,583
Community Trust Bancorp, Inc.	4,338	187,402
ConnectOne Bancorp, Inc.	7,870	177,075
CU Bancorp (a)	4,354	160,663
Cullen/Frost Bankers, Inc.	15,133	1,373,774
Customers Bancorp, Inc. (a)	7,835	233,875

	Shares	Value
CVB Financial Corp.	25,846	$556,723
Eagle Bancorp, Inc. (a)	8,056	503,097
East West Bancorp, Inc.	35,943	2,048,032
Enterprise Financial Services Corp.	5,885	232,752
FB Financial Corp. (a)	1,882	64,684
FCB Financial Holdings, Inc. Class A (a)	9,892	466,408
Fidelity Southern Corp.	5,680	119,621
Fifth Third Bancorp	187,667	5,010,709
Financial Institutions, Inc.	3,439	101,107
First BanCorp (a)	41,620	243,893
First BanCorp/NC	6,097	190,836
First Busey Corp.	9,773	285,762
First Citizens BancShares, Inc. Class A	1,877	690,774
First Commonwealth Financial Corp.	24,860	323,926
First Community Bancshares, Inc.	3,919	106,675
First Financial Bancorp	15,669	401,126
First Financial Bankshares, Inc.	13,326	576,349
First Financial Corp.	2,476	114,020
First Foundation, Inc. (a)	7,105	123,201
First Hawaiian, Inc.	14,104	416,068
First Horizon National Corp.	58,312	1,016,378
First Interstate Bancsystem, Inc. Class A	6,696	244,739
First Merchants Corp.	11,737	474,644
First Midwest Bancorp, Inc.	20,556	456,549
First Republic Bank	38,721	3,884,878
Flushing Financial Corp.	7,359	209,952
FNB Corp.	80,523	1,103,165
Franklin Financial Network, Inc. (a)	3,140	108,487
Fulton Financial Corp.	43,372	791,539
German American Bancorp, Inc.	5,484	196,492
Glacier Bancorp, Inc.	19,235	671,686
Great Southern Bancorp, Inc.	2,668	138,603
Great Western Bancorp, Inc.	14,702	573,525
Green Bancorp, Inc. (a)	5,669	127,269
Guaranty Bancorp	6,089	162,272
Hancock Holding Co.	20,948	963,608
Hanmi Financial Corp.	8,360	239,514
HarborOne Bancorp, Inc. (a)	4,011	77,733
Heartland Financial USA, Inc.	6,405	301,675
Heritage Commerce Corp.	9,139	126,941
Heritage Financial Corp.	7,533	204,898
Hilltop Holdings, Inc.	19,860	497,096
Home BancShares, Inc.	31,607	783,854
HomeTrust Bancshares, Inc. (a)	4,513	108,989
Hope Bancorp, Inc.	32,273	568,973
Horizon Bancorp	5,874	154,897
Huntington Bancshares, Inc.	269,785	3,574,651
Iberiabank Corp.	12,678	1,025,016
Independent Bank Corp.	6,796	484,895

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Corp.	5,458	$115,710
Independent Bank Group, Inc.	3,198	192,999
International Bancshares Corp.	14,133	500,308
Investors Bancorp, Inc.	65,404	868,565
KeyCorp	268,805	4,849,242
Lakeland Bancorp, Inc.	11,283	218,326
Lakeland Financial Corp.	6,679	307,234
LegacyTexas Financial Group, Inc.	11,253	435,716
Live Oak Bancshares, Inc.	4,542	114,685
M&T Bank Corp.	34,440	5,618,886
MainSource Financial Group, Inc.	6,207	216,873
MB Financial, Inc.	19,953	816,078
Mercantile Bank Corp.	4,316	137,335
Midland States Bancorp, Inc.	3,757	119,322
National Bank Holdings Corp. Class A	6,695	228,500
NBT Bancorp, Inc.	10,940	395,372
OFG Bancorp	11,778	118,369
Old National Bancorp	33,704	549,375
Opus Bank	5,721	136,160
Pacific Continental Corp.	5,458	138,633
Pacific Premier Bancorp, Inc. (a)	9,061	325,290
PacWest Bancorp	30,327	1,456,302
Park National Corp.	3,504	346,090
Park Sterling Corp.	12,589	146,284
Peapack Gladstone Financial Corp.	3,962	123,892
Peoples Bancorp, Inc.	4,157	135,518
People’s United Financial, Inc.	85,557	1,492,114
People’s Utah Bancorp	3,654	101,581
Pinnacle Financial Partners, Inc.	18,246	1,165,919
Popular, Inc.	27,246	1,148,146
Preferred Bank	3,218	180,691
Prosperity Bancshares, Inc.	16,425	1,052,842
QCR Holdings, Inc.	3,321	152,600
Regions Financial Corp.	299,554	4,373,488
Renasant Corp.	10,995	466,078
Republic Bancorp, Inc. Class A	2,915	104,648
Republic First Bancorp, Inc. (a)	11,585	103,106
S&T Bancorp, Inc.	9,399	356,034
Sandy Spring Bancorp, Inc.	6,635	265,665
Seacoast Banking Corp. of Florida (a)	8,891	207,783
ServisFirst Bancshares, Inc.	11,334	411,878
Signature Bank (a)	13,562	1,879,422
Simmons First National Corp. Class A	7,125	388,669
South State Corp.	6,930	580,387
Southside Bancshares, Inc.	7,038	244,430
Southwest Bancorp, Inc.	4,516	117,868
State Bank Financial Corp.	9,639	264,591
Sterling Bancorp/DE	32,156	742,804
Stock Yards Bancorp, Inc.	5,473	196,207

	Shares	Value
Stonegate Bank	3,555	$165,485
Sun Bancorp, Inc.	2,921	71,126
SunTrust Banks, Inc.	122,166	6,998,890
SVB Financial Group (a)	13,013	2,322,040
Synovus Financial Corp.	30,928	1,344,749
TCF Financial Corp.	40,385	636,468
Texas Capital Bancshares, Inc. (a)	12,403	971,775
The Bancorp, Inc. (a)	15,082	116,885
The First of Long Island Corp.	5,553	155,206
The PNC Financial Services Group, Inc.	120,221	15,484,465
Tompkins Financial Corp.	3,693	290,676
Towne Bank	14,922	467,059
Trico Bancshares	5,429	200,330
TriState Capital Holdings, Inc. (a)	5,921	136,183
Trustmark Corp.	16,879	539,453
UMB Financial Corp.	10,555	735,261
Umpqua Holdings Corp.	54,868	1,017,253
Union Bankshares Corp.	11,040	341,026
United Bankshares, Inc.	24,881	858,394
United Community Banks, Inc.	16,990	471,642
Univest Corp. of Pennsylvania	6,806	207,583
Valley National Bancorp	65,580	779,090
Washington Trust Bancorp, Inc.	4,037	219,815
Webster Financial Corp.	22,875	1,187,899
WesBanco, Inc.	10,970	419,383
Westamerica BanCorp.	6,651	363,943
Western Alliance Bancorp (a)	24,810	1,249,928
Wintrust Financial Corp.	12,902	971,650
Xenith Bankshares, Inc. (a)	2,293	64,617
Zions BanCorp.	50,688	2,297,180

		142,776,415

TOTAL BANKS		417,175,386

CAPITAL MARKETS – 19.5%
Asset Management & Custody Banks – 7.5%
Affiliated Managers Group, Inc.	14,117	2,623,362
Ameriprise Financial, Inc.	38,265	5,543,833
Arlington Asset Investment Corp. Class A	1,816	23,426
Artisan Partners Asset Management, Inc. Class A	11,632	386,764
Associated Capital Group, Inc. Class A	1,504	50,459
BlackRock, Inc.	29,995	12,793,767
Cohen & Steers, Inc.	5,329	215,292
Diamond Hill Investment Group, Inc.	969	191,378
Eaton Vance Corp.	28,815	1,414,528
Federated Investors, Inc. Class B	8,854	255,261
Financial Engines, Inc.	14,807	569,329
Franklin Resources, Inc.	84,247	3,772,581

See accompanying notes which are an integral part of the financial statements.

Annual Report	40

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
GAMCO Investors, Inc. Class A	1,434	$44,038
Invesco Ltd.	100,265	3,486,214
Janus Henderson Group PLC (a)	47,448	1,589,034
Legg Mason, Inc.	22,515	900,825
Northern Trust Corp.	54,007	4,726,153
OM Asset Management PLC	19,638	295,945
Pzena Investment Management, Inc. Class A	4,420	46,631
Safeguard Scientifics, Inc. (a)	5,819	69,246
SEI Investments Co.	34,430	1,945,639
State Street Corp.	94,801	8,838,297
T Rowe Price Group, Inc.	60,966	5,043,108
The Bank of New York Mellon Corp.	257,340	13,646,740
Virtus Investment Partners, Inc.	1,793	211,215
Waddell & Reed Financial, Inc. Class A	19,480	402,652
Westwood Holdings Group, Inc.	2,114	124,620
WisdomTree Investments, Inc.	28,927	301,998

		69,512,335

Financial Exchanges and Data – 5.1%
CBOE Holdings, Inc.	25,437	2,404,560
CME Group, Inc.	84,271	10,333,310
Donnelley Financial Solutions, Inc. (a)	8,509	197,409
FactSet Research Systems, Inc.	9,874	1,651,130
Intercontinental Exchange, Inc.	147,718	9,854,268
MarketAxess Holdings, Inc.	9,355	1,898,036
Moody’s Corp.	42,618	5,609,807
Morningstar, Inc.	5,414	447,034
MSCI, Inc.	22,522	2,453,772
Nasdaq, Inc.	28,785	2,140,740
S&P Global, Inc.	64,118	9,847,884

		46,837,950

Investment Banking & Brokerage – 6.9%
BGC Partners, Inc. Class A	52,098	656,956
Cowen, Inc. Class A (a)	6,612	105,792
E*TRADE Financial Corp. (a)	68,392	2,804,072
Evercore Partners, Inc. Class A	10,334	812,769
Greenhill & Co., Inc.	7,157	132,405
Houlihan Lokey, Inc.	5,545	206,163
Interactive Brokers Group, Inc. Class A	16,542	662,507
INTL. FCStone, Inc. (a)	4,293	167,985
Investment Technology Group, Inc.	2,256	49,790
Ladenburg Thalmann Financial Services, Inc. (a)	30,249	68,968
LPL Financial Holdings, Inc.	20,152	922,156
Moelis & Co. Class A	6,518	266,586
Morgan Stanley	347,235	16,285,321
Piper Jaffray Cos.	4,013	250,411
PJT Partners, Inc. Class A	4,857	210,697

	Shares	Value
Raymond James Financial, Inc.	32,168	$2,676,056
Stifel Financial Corp. (a)	16,957	862,263
TD Ameritrade Holding Corp.	65,607	3,000,208
The Charles Schwab Corp.	298,064	12,786,946
The Goldman Sachs Group, Inc.	88,940	20,040,850
Virtu Financial, Inc. Class A	9,937	164,457

		63,133,358

TOTAL CAPITAL MARKETS		179,483,643

CONSUMER FINANCE – 5.1%
Consumer Finance – 5.1%
Ally Financial, Inc.	115,822	2,622,210
American Express Co.	190,065	16,199,240
Capital One Financial Corp.	119,258	10,277,654
Credit Acceptance Corp. (a)	2,002	498,698
Discover Financial Services	95,759	5,835,554
Encore Capital Group, Inc. (a)	2,924	117,252
Enova International Inc. (a)	6,864	99,528
Ezcorp, Inc. Class A (a)	13,617	106,213
FirstCash, Inc.	12,151	706,581
Green Dot Corp. Class A (a)	10,225	411,454
LendingClub Corp. (a)	73,811	374,222
Navient Corp.	75,656	1,115,926
Nelnet, Inc. Class A	5,955	292,331
OneMain Holdings, Inc. (a)	15,500	414,470
PRA Group, Inc. (a)	11,681	457,895
SLM Corp. (a)	107,201	1,187,787
Synchrony Financial	201,268	6,102,446
World Acceptance Corp. (a)	1,776	134,212

TOTAL CONSUMER FINANCE		46,953,673

DIVERSIFIED FINANCIAL SERVICES – 6.4%
Multi-Sector Holdings – 6.2%
Berkshire Hathaway, Inc. Class B (a)	307,375	53,781,404
FNFV Group (a)	15,343	264,667
Leucadia National Corp.	81,190	2,113,375
Texas Pacific Land Trust	1,600	531,216

		56,690,662

Other Diversified Financial Services – 0.2%
Voya Financial, Inc.	47,265	1,854,679

Specialized Finance – 0.0%
NewStar Financial, Inc.	5,931	64,885
On Deck Capital, Inc. (a)	10,567	45,438

		110,323

TOTAL DIVERSIFIED FINANCIAL SERVICES		58,655,664

INSURANCE – 20.7%
Insurance Brokers – 3.0%
Aon PLC	65,165	9,003,848
Arthur J Gallagher & Co.	45,037	2,647,725

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Insurance Brokers – continued
Brown & Brown, Inc.	30,279	$1,350,444
Crawford & Co. Class A	4,975	36,964
Marsh & McLennan Cos., Inc.	127,775	9,962,617
Willis Towers Watson PLC	32,147	4,786,045

		27,787,643

Life & Health Insurance – 5.5%
Aflac, Inc.	99,629	7,945,413
American Equity Investment Life Holding Co.	6,956	186,282
Athene Holding Ltd. Class A (a)	26,675	1,347,888
Citizens, Inc. (a)	12,928	104,070
CNO Financial Group, Inc.	18,822	430,647
FBL Financial Group, Inc. Class A	2,900	196,910
Fidelity & Guaranty Life	3,186	99,244
Genworth Financial, Inc. Class A (a)	88,274	302,780
Lincoln National Corp.	55,993	4,090,849
MetLife, Inc.	231,123	12,711,765
National Western Life Group, Inc. Class A	789	265,569
Primerica, Inc.	10,293	834,248
Principal Financial Group, Inc.	71,924	4,800,927
Prudential Financial, Inc.	106,665	12,077,678
Torchmark Corp.	27,858	2,199,946
Trupanion, Inc. (a)	5,216	124,245
Unum Group	57,010	2,857,911

		50,576,372

Multi-line Insurance – 3.1%
American Financial Group, Inc.	18,517	1,877,624
American International Group, Inc.	243,075	15,909,259
American National Insurance Co.	3,369	400,911
Assurant, Inc.	13,827	1,455,568
Hartford Financial Services Group, Inc.	91,982	5,059,010
Horace Mann Educators Corp.	10,138	374,092
Kemper Corp.	10,363	406,748
Loews Corp.	71,063	3,459,347
National General Holdings Corp.	13,604	288,541

		29,231,100

Property & Casualty Insurance – 8.1%
Ambac Financial Group, Inc. (a)	2,596	53,036
AMERISAFE, Inc.	4,414	254,909
Amtrust Financial Services, Inc.	24,253	388,048
Arch Capital Group Ltd. (a)	32,331	3,144,513
Argo Group International Holdings Ltd.	7,510	450,225
Aspen Insurance Holdings Ltd.	14,865	725,412
Assured Guaranty Ltd.	31,194	1,404,042
Axis Capital Holdings Ltd.	21,392	1,381,495
Baldwin & Lyons, Inc. Class B	2,518	58,921

	Shares	Value
Chubb Ltd.	115,591	$16,929,458
Cincinnati Financial Corp.	38,872	2,960,492
Donegal Group, Inc. Class A	3,493	52,675
EMC Insurance Group, Inc.	2,742	75,953
Employers Holdings, Inc.	8,121	352,045
Erie Indemnity Co. Class A	6,344	808,606
Federated National Holding Co.	4,929	78,470
First American Financial Corp.	27,422	1,327,499
FNF Group	64,369	3,145,069
Global Indemnity Ltd. (a)	2,389	92,598
HCI Group, Inc.	2,227	100,415
Heritage Insurance Holdings, Inc.	9,628	121,409
Infinity Property & Casualty Corp.	2,836	283,742
James River Group Holdings Ltd.	5,567	223,571
Kinsale Capital Group, Inc.	5,036	196,001
Markel Corp. (a)	3,468	3,715,997
MBIA, Inc. (a)	36,267	368,835
Mercury General Corp.	6,962	416,954
Old Republic International Corp.	61,799	1,212,496
OneBeacon Insurance Group Ltd. Class A	5,529	101,291
ProAssurance Corp.	13,296	821,693
RLI Corp.	9,907	575,200
Safety Insurance Group, Inc.	1,092	77,477
Selective Insurance Group, Inc.	14,626	740,807
State Auto Financial Corp.	4,472	115,333
State National Cos., Inc.	7,203	150,399
Stewart Information Services Corp.	5,664	222,595
The Allstate Corp.	90,633	8,247,603
The Hanover Insurance Group, Inc.	10,592	1,004,757
The Navigators Group, Inc.	6,166	351,462
The Progressive Corp.	144,268	6,799,351
The Travelers Cos., Inc.	69,415	8,891,367
United Fire Group, Inc.	3,713	167,531
United Insurance Holdings Corp.	4,880	77,885
Universal Insurance Holdings, Inc.	10,480	249,948
White Mountains Insurance Group Ltd.	1,162	1,004,665
WR Berkley Corp.	24,173	1,667,212
XL Group Ltd.	66,830	2,967,252

		74,556,714

Reinsurance – 1.0%
Alleghany Corp. (a)	2,453	1,504,523
Enstar Group Ltd. (a)	2,669	540,739
Everest Re Group Ltd.	10,159	2,665,620
Greenlight Capital Re Ltd. (a)	7,670	164,138
Maiden Holdings Ltd.	12,525	139,028
Reinsurance Group of America, Inc.	15,938	2,234,508
RenaissanceRe Holdings Ltd.	2,617	384,463
Third Point Reinsurance Ltd. (a)	15,131	220,156
Validus Holdings Ltd.	19,762	1,062,998

See accompanying notes which are an integral part of the financial statements.

Annual Report	42

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Reinsurance – continued
WMIH Corp. (a)	59,762	$68,726

		8,984,899

TOTAL INSURANCE		191,136,728

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) – 1.6%
Mortgage REIT’s – 1.6%
AG Mortgage Investment Trust, Inc.	5,517	101,568
AGNC Investment Corp.	88,587	1,876,273
Annaly Capital Management, Inc.	267,391	3,216,714
Anworth Mortgage Asset Corp.	20,427	122,971
Apollo Commercial Real Estate Finance, Inc.	26,214	472,638
Arbor Realty Trust, Inc.	12,516	103,257
ARMOUR Residential REIT, Inc.	10,360	261,694
Blackstone Mortgage Trust, Inc. Class A	22,420	692,105
Capstead Mortgage Corp.	23,596	230,769
Chimera Investment Corp.	42,199	794,185
CYS Investments, Inc.	43,486	370,066
Dynex Capital, Inc.	12,801	88,455
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,969	301,529
Invesco Mortgage Capital, Inc.	28,460	473,290
Ladder Capital Corp.	13,892	182,819
MFA Financial, Inc.	98,007	832,080
MTGE Investment Corp.	11,843	220,280
New Residential Investment Corp.	76,921	1,307,657
New York Mortgage Trust, Inc.	25,109	158,689
PennyMac Mortgage Investment Trust	13,989	246,206
Redwood Trust, Inc.	22,000	379,940
Resource Capital Corp.	7,380	75,645
Starwood Property Trust, Inc.	66,008	1,454,816
Sutherland Asset Management Corp.	4,373	64,720
Two Harbors Investment Corp.	91,424	904,183
Western Asset Mortgage Capital Corp.	9,229	95,889

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS)		15,028,438

THRIFTS & MORTGAGE FINANCE – 1.3%
Thrifts & Mortgage Finance – 1.3%
Astoria Financial Corp.	24,093	486,197
Bank Mutual Corp.	11,551	114,932
Beneficial Bancorp, Inc.	18,983	296,135
BofI Holding, Inc. (a)	14,466	403,167
Capitol Federal Financial, Inc.	34,734	495,307
Dime Community Bancshares, Inc.	8,057	167,586
Essent Group Ltd. (a)	17,600	676,192

	Shares	Value
Federal Agricultural Mortgage Corp. Class C	2,324	$159,333
First Defiance Financial Corp.	2,684	138,897
Flagstar Bancorp, Inc. (a)	5,931	193,113
HomeStreet, Inc. (a)	6,421	168,551
Kearny Financial Corp.	21,907	319,842
LendingTree, Inc. (a)	1,986	438,112
Meridian Bancorp, Inc.	12,984	229,168
Meta Financial Group, Inc.	2,317	165,202
MGIC Investment Corp. (a)	89,287	1,041,979
Nationstar Mortgage Holdings, Inc. (a)	9,919	176,856
New York Community Bancorp, Inc.	121,606	1,596,687
NMI Holdings, Inc. Class A (a)	14,863	175,383
Northfield Bancorp, Inc.	11,343	190,449
Northwest Bancshares, Inc.	24,588	395,867
OceanFirst Financial Corp.	7,083	191,808
Ocwen Financial Corp. (a)	26,293	75,461
Oritani Financial Corp.	9,820	163,012
PHH Corp. (a)	13,971	192,520
Provident Financial Services, Inc.	15,901	421,694
Radian Group, Inc.	56,426	982,941
TFS Financial Corp.	14,573	232,877
TrustCo Bank Corp.	26,287	218,182
United Financial Bancorp, Inc.	12,904	233,433
Walker & Dunlop, Inc. (a)	7,347	369,187
Washington Federal, Inc.	22,898	765,938
Waterstone Financial, Inc.	7,775	146,559
WSFS Financial Corp.	7,854	354,608

TOTAL THRIFTS & MORTGAGE FINANCE		12,377,175

TOTAL COMMON STOCKS (Cost $832,816,124)		920,810,707

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.90% (b) (Cost $958,831)	958,831	958,831

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $833,774,955)		921,769,538

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(90,955)

NET ASSETS – 100.0%		$921,678,583

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity MSCI Financials Index ETF

Investments – continued

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	44

Fidelity MSCI Health Care Index ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BIOTECHNOLOGY – 23.0%
Biotechnology – 23.0%
AbbVie, Inc.	367,391	$25,684,305
ACADIA Pharmaceuticals, Inc. (a)	22,281	663,305
Acceleron Pharma, Inc. (a)	6,953	223,539
Achaogen, Inc. (a)	6,078	115,543
Achillion Pharmaceuticals, Inc. (a)	24,801	101,684
Acorda Therapeutics, Inc. (a)	10,509	227,520
Aduro Biotech, Inc. (a)	6,958	89,410
Advaxis, Inc. (a)	7,996	51,734
Agenus, Inc. (a)	18,619	82,668
Agios Pharmaceuticals, Inc. (a)	9,220	515,767
Aimmune Therapeutics, Inc. (a)	5,161	111,065
Alder Biopharmaceuticals, Inc. (a)	13,569	145,867
Alexion Pharmaceuticals, Inc. (a)	51,731	7,104,735
Alkermes PLC (a)	35,282	1,919,694
Alnylam Pharmaceuticals, Inc. (a)	18,936	1,566,765
AMAG Pharmaceuticals, Inc. (a)	7,787	153,014
Amgen, Inc.	169,749	29,622,898
Amicus Therapeutics, Inc. (a)	33,458	433,281
AnaptysBio, Inc. (a)	1,379	33,551
Ardelyx, Inc. (a)	6,696	34,819
Arena Pharmaceuticals, Inc. (a)	8,765	208,256
Array BioPharma, Inc. (a)	37,047	278,223
Atara Biotherapeutics, Inc. (a)	3,901	59,490
Avexis Inc. (a)	5,783	535,795
Axovant Sciences Ltd. (a)	7,299	167,293
Bellicum Pharmaceuticals, Inc. (a)	5,533	58,539
BioCryst Pharmaceuticals, Inc. (a)	15,424	78,817
Biogen, Inc. (a)	49,757	14,409,130
BioMarin Pharmaceutical, Inc. (a)	39,940	3,503,936
Biotime, Inc. (a)	17,323	46,772
Bioverativ, Inc. (a)	23,718	1,469,804
Bluebird Bio, Inc. (a)	10,301	970,869
Blueprint Medicines Corp. (a)	7,003	366,467
Cara Therapeutics Inc. (a)	5,831	81,867
Celgene Corp. (a)	179,318	24,281,450
Celldex Therapeutics, Inc. (a)	28,264	64,725
Chimerix, Inc. (a)	9,373	46,584
Clovis Oncology, Inc. (a)	10,542	894,067
Coherus Biosciences, Inc. (a)	7,261	94,756
Concert Pharmaceuticals, Inc. (a)	3,514	50,707
Cytokinetics, Inc. (a)	7,943	111,599
CytomX Therapeutics, Inc. (a)	4,634	62,513
Dyax Corp.	31,822	104,376
Dynavax Technologies Corp. (a)	8,260	130,921
Eagle Pharmaceuticals, Inc. (a)	2,131	104,739
Editas Medicine, Inc. (a)	5,597	94,701
Emergent Biosolutions, Inc. (a)	7,972	289,942
Enanta Pharmaceuticals, Inc. (a)	3,251	123,896
Epizyme, Inc. (a)	9,520	108,528

	Shares	Value
Esperion Therapeutics, Inc. (a)	3,657	$165,625
Exact Sciences Corp. (a)	27,237	1,056,796
Exelixis, Inc. (a)	67,474	1,829,220
FibroGen, Inc. (a)	13,518	461,640
Five Prime Therapeutics, Inc. (a)	6,694	188,369
Flexion Therapeutics, Inc. (a)	5,028	114,638
Foundation Medicine, Inc. (a)	3,351	118,458
Genomic Health, Inc. (a)	4,648	148,271
Geron Corp. (a)	36,124	95,729
Gilead Sciences, Inc.	301,273	22,923,863
Global Blood Therapeutics, Inc. (a)	7,312	190,843
Halozyme Therapeutics, Inc. (a)	28,964	367,263
Heron Therapeutics, Inc. (a)	10,496	166,362
ImmunoGen, Inc. (a)	19,639	116,656
Immunomedics, Inc. (a)	20,780	177,877
Incyte Corp. Ltd. (a)	39,364	5,246,828
Inovio Pharmaceuticals, Inc. (a)	19,737	109,738
Insmed, Inc. (a)	13,370	216,193
Insys Therapeutics, Inc. (a)	4,842	55,489
Intellia Therapeutics, Inc. (a)	3,117	52,490
Intercept Pharmaceuticals, Inc. (a)	3,956	463,366
Intrexon Corp. (a)	13,701	295,805
Invitae Corp. (a)	6,310	58,557
Ionis Pharmaceuticals, Inc. (a)	27,957	1,464,947
Iovance Biotherapeutics, Inc. (a)	10,998	64,338
Ironwood Pharmaceuticals, Inc. (a)	29,143	517,288
Jounce Therapeutics, Inc. (a)	1,833	23,664
Juno Therapeutics, Inc. (a)	14,614	415,476
Karyopharm Therapeutics, Inc. (a)	7,921	66,853
Keryx Biopharmaceuticals, Inc. (a)	17,978	126,026
Kite Pharma, Inc. (a)	10,680	1,157,819
La Jolla Pharmaceutical Co. (a)	4,017	119,024
Lexicon Pharmaceuticals, Inc. (a)	10,601	172,796
Ligand Pharmaceuticals, Inc. (a)	4,821	582,907
Loxo Oncology, Inc. (a)	4,725	341,665
MacroGenics, Inc. (a)	7,638	126,180
Merrimack Pharmaceuticals, Inc.	27,582	36,684
MiMedx Group, Inc. (a)	23,791	355,913
Minerva Neurosciences Inc. (a)	7,209	47,940
Momenta Pharmaceuticals, Inc. (a)	15,389	254,688
Myovant Sciences Ltd. (a)	3,450	38,088
Myriad Genetics, Inc. (a)	15,612	378,903
Natera, Inc. (a)	5,212	42,061
Neurocrine Biosciences, Inc. (a)	20,036	962,329
NewLink Genetics Corp. (a)	4,850	35,017
Novavax, Inc. (a)	61,484	63,943
Opko Health, Inc. (a)	76,672	494,534
Organovo Holdings, Inc. (a)	23,849	55,807
Otonomy, Inc. (a)	5,565	104,622
PDL BioPharma, Inc.	35,269	80,061
Portola Pharmaceuticals, Inc. (a)	13,084	807,283

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity MSCI Health Care Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Progenics Pharmaceuticals, Inc. (a)	15,869	$95,690
Prothena Corp. PLC (a)	8,643	533,792
PTC Therapeutics, Inc. (a)	7,519	155,042
Puma Biotechnology, Inc. (a)	6,788	645,199
Ra Pharmaceuticals, Inc. (a)	1,801	26,493
Radius Health, Inc. (a)	7,503	330,357
Regeneron Pharmaceuticals, Inc. (a)	18,008	8,853,093
REGENXBIO, Inc. (a)	5,898	106,164
Repligen Corp. (a)	8,496	342,134
Retrophin, Inc. (a)	8,274	167,466
Sage Therapeutics, Inc. (a)	7,284	580,899
Sangamo Therapeutics, Inc. (a)	18,876	162,334
Sarepta Therapeutics, Inc. (a)	13,709	528,893
Seattle Genetics, Inc. (a)	23,036	1,163,318
Seres Therapeutics, Inc. (a)	4,667	63,144
Spark Therapeutics, Inc. (a)	5,388	382,548
Spectrum Pharmaceuticals, Inc. (a)	18,637	139,032
Synergy Pharmaceuticals, Inc. (a)	51,500	199,820
TESARO, Inc. (a)	8,695	1,110,004
TG Therapeutics, Inc. (a)	11,006	126,569
Ultragenyx Pharmaceutical, Inc. (a)	9,182	608,950
United Therapeutics Corp. (a)	10,370	1,331,508
Vanda Pharmaceuticals, Inc. (a)	9,365	145,626
Versartis, Inc. (a)	5,673	104,950
Vertex Pharmaceuticals, Inc. (a)	57,223	8,687,596
XBiotech, Inc. (a)	3,497	16,051
Xencor, Inc. (a)	8,886	207,488
ZIOPHARM Oncology, Inc. (a)	29,427	162,731

TOTAL BIOTECHNOLOGY		188,213,749

HEALTH CARE EQUIPMENT & SUPPLIES – 20.2%
Health Care Equipment – 18.3%
Abaxis, Inc.	5,244	246,468
Abbott Laboratories	398,295	19,588,148
ABIOMED, Inc. (a)	9,550	1,414,259
Accuray, Inc. (a)	18,372	78,081
Analogic Corp.	2,845	199,719
AngioDynamics, Inc. (a)	8,237	133,851
AtriCure, Inc. (a)	7,540	182,694
Baxter International, Inc.	111,985	6,772,853
Becton Dickinson and Co.	52,075	10,487,905
Boston Scientific Corp. (a)	314,104	8,361,448
Cantel Medical Corp.	8,600	638,120
Cardiovascular Systems, Inc. (a)	7,717	243,471
ConforMIS, Inc. (a)	5,205	26,077
CONMED Corp.	5,799	297,605
CR Bard, Inc.	16,596	5,320,678
CryoLife, Inc. (a)	6,839	128,231
Danaher Corp.	143,730	11,712,558

	Shares	Value
DexCom, Inc. (a)	19,474	$1,297,163
Edwards Lifesciences Corp. (a)	48,957	5,638,867
Entellus Medical, Inc. (a)	2,451	43,015
Exactech, Inc. (a)	2,425	70,689
GenMark Diagnostics, Inc. (a)	11,697	138,375
Glaukos Corp. (a)	3,475	139,625
Globus Medical, Inc. Class A (a)	16,540	508,605
Heska Corp. (a)	1,446	158,395
Hill-Rom Holdings, Inc.	15,155	1,129,351
Hologic, Inc. (a)	64,456	2,849,600
IDEXX Laboratories, Inc. (a)	20,287	3,376,974
Inogen, Inc. (a)	3,966	374,311
Insulet Corp. (a)	13,195	663,840
Integer Holdings Corp. (a)	6,312	289,090
Integra LifeSciences Holdings Corp. (a)	13,869	688,735
Intuitive Surgical, Inc. (a)	8,936	8,384,291
Invacare Corp.	6,847	107,156
iRhythm Technologies, Inc. (a)	2,039	84,333
K2M Group Holdings, Inc. (a)	7,725	187,949
LeMaitre Vascular, Inc.	3,423	123,468
LivaNova PLC (a)	9,538	581,246
Masimo Corp. (a)	11,076	1,047,790
Medtronic PLC	316,481	26,574,910
Natus Medical, Inc. (a)	7,545	265,584
Nevro Corp. (a)	5,402	464,896
Novocure Ltd. (a)	10,235	210,841
NuVasive, Inc. (a)	11,664	767,375
NxStage Medical, Inc. (a)	14,903	350,966
Orthofix International N.V. (a)	4,159	180,417
Penumbra, Inc. (a)	6,218	507,700
ResMed, Inc.	32,728	2,523,983
Rockwell Medical, Inc. (a)	11,113	79,236
STERIS PLC	19,609	1,604,997
Stryker Corp.	77,354	11,378,773
SurModics, Inc. (a)	2,986	78,532
Teleflex, Inc.	10,361	2,147,006
Varex Imaging Corp. (a)	8,676	267,655
Varian Medical Systems, Inc. (a)	21,546	2,092,547
Wright Medical Group N.V. (a)	22,719	596,828
Zimmer Biomet Holdings, Inc.	46,134	5,596,977

		149,404,257

Health Care Supplies – 1.9%
Alere, Inc. (a)	20,054	1,010,521
Align Technology, Inc. (a)	17,481	2,923,348
Anika Therapeutics, Inc. (a)	3,398	173,842
Atrion Corp.	345	218,109
Cerus Corp. (a)	21,895	49,483
DENTSPLY SIRONA, Inc.	53,379	3,311,099
Endologix, Inc. (a)	16,774	82,025
Haemonetics Corp. (a)	11,938	491,010
Halyard Health, Inc. (a)	10,770	433,169

See accompanying notes which are an integral part of the financial statements.

Annual Report	46

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
ICU Medical, Inc. (a)	3,552	$610,589
Lantheus Holdings, Inc. (a)	6,447	118,947
Meridian Bioscience, Inc.	9,529	129,118
Merit Medical Systems, Inc. (a)	11,260	461,660
Neogen Corp. (a)	8,762	577,153
OraSure Technologies, Inc. (a)	12,630	221,530
Quidel Corp. (a)	6,265	200,417
Staar Surgical Co. (a)	6,791	69,608
The Cooper Cos., Inc.	11,315	2,759,389
The Spectranetics Corp. (a)	9,971	383,883
West Pharmaceutical Services, Inc.	16,873	1,496,635

		15,721,535

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		165,125,792

HEALTH CARE PROVIDERS & SERVICES – 18.6%
Health Care Services – 3.0%
Almost Family, Inc. (a)	2,600	128,570
Amedisys, Inc. (a)	6,575	311,392
American Renal Associates Holdings Inc. (a)	2,951	50,462
AMN Healthcare Services, Inc. (a)	11,098	409,516
BioTelemetry, Inc. (a)	7,193	246,001
Chemed Corp.	3,734	737,465
Civitas Solutions, Inc. (a)	3,374	60,226
Corvel Corp. (a)	2,463	117,116
Cross Country Healthcare, Inc. (a)	8,359	98,302
DaVita, Inc. (a)	35,859	2,322,946
Diplomat Pharmacy, Inc. (a)	10,770	170,920
Envision Healthcare Corp. (a)	26,991	1,523,102
Express Scripts Holding Co. (a)	139,558	8,741,913
Laboratory Corp. of America Holdings (a)	23,557	3,743,443
Landauer, Inc.	2,170	118,157
LHC Group, Inc. (a)	3,787	219,267
MEDNAX, Inc. (a)	21,576	1,013,640
National Research Corp. Class A	2,136	62,798
Premier, Inc. Class A (a)	11,525	402,222
Quest Diagnostics, Inc.	31,664	3,429,528
Teladoc, Inc. (a)	8,102	265,746
The Providence Service Corp. (a)	2,687	138,488
Tivity Health, Inc. (a)	8,024	318,152

		24,629,372

Health Care Distributors – 2.7%
Aceto Corp.	6,735	113,687
AmerisourceBergen Corp.	37,538	3,521,815
Cardinal Health, Inc.	72,686	5,615,720
Henry Schein, Inc. (a)	18,251	3,325,515
McKesson Corp.	48,862	7,909,292
Owens & Minor, Inc.	14,078	453,734

	Shares	Value
Patterson Cos., Inc.	19,478	$812,622
PharMerica Corp. (a)	6,956	174,943

		21,927,328

Health Care Facilities – 1.8%
Acadia Healthcare Co., Inc. (a)	17,084	904,256
Brookdale Senior Living, Inc. (a)	42,735	606,837
Capital Senior Living Corp. (a)	6,096	84,125
Community Health Systems, Inc. (a)	25,862	184,913
Genesis Healthcare, Inc. (a)	10,798	15,549
HCA Healthcare, Inc. (a)	68,215	5,480,393
HealthSouth Corp.	20,607	877,034
Kindred Healthcare, Inc.	19,317	172,887
LifePoint Health, Inc. (a)	9,260	550,044
National HealthCare Corp.	2,464	160,579
Select Medical Holdings Corp. (a)	24,395	395,199
Surgery Partners, Inc. (a)	4,380	86,943
Tenet Healthcare Corp. (a)	22,952	398,217
The Ensign Group, Inc.	11,219	250,969
Universal Health Services, Inc. Class B	20,632	2,286,645
US Physical Therapy, Inc.	2,862	180,592
VCA, Inc. (a)	18,782	1,738,838

		14,374,020

Managed Health Care – 11.1%
Aetna, Inc.	81,018	12,501,888
Anthem, Inc.	60,908	11,341,679
Centene Corp. (a)	39,727	3,155,118
Cigna Corp.	59,218	10,277,876
HealthEquity, Inc. (a)	11,636	533,743
Humana, Inc.	34,409	7,955,361
Magellan Health, Inc. (a)	5,456	406,745
Molina Healthcare, Inc. (a)	9,863	658,848
Triple-S Management Corp. Class B (a)	5,426	83,994
UnitedHealth Group, Inc.	221,896	42,561,872
WellCare Health Plans, Inc. (a)	10,283	1,819,988

		91,297,112

TOTAL HEALTH CARE PROVIDERS & SERVICES		152,227,832

HEALTH CARE TECHNOLOGY – 1.3%
Health Care Technology – 1.3%
Allscripts Healthcare Solutions, Inc. (a)	40,384	497,127
athenahealth, Inc. (a)	9,095	1,258,021
Castlight Health, Inc. Class B (a)	5,501	23,654
Cerner Corp. (a)	68,566	4,413,594
Computer Programs & Systems, Inc.	2,473	75,798
Cotiviti Holdings, Inc. (a)	6,260	269,493
Evolent Health, Inc. Class A (a)	12,116	299,265
HealthStream, Inc. (a)	5,993	141,555
HMS Holdings Corp. (a)	19,517	391,901
Inovalon Holdings, Inc. Class A (a)	14,510	184,277

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity MSCI Health Care Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
Medidata Solutions, Inc. (a)	13,272	$1,019,422
Omnicell, Inc. (a)	8,394	416,342
Quality Systems, Inc. (a)	10,912	186,595
Veeva Systems, Inc. Class A (a)	24,660	1,572,322
Vocera Communications, Inc. (a)	5,805	158,302

TOTAL HEALTH CARE TECHNOLOGY		10,907,668

LIFE SCIENCES TOOLS & SERVICES – 5.6%
Life Sciences Tools & Services – 5.6%
Accelerate Diagnostics, Inc. (a)	7,573	198,791
Agilent Technologies, Inc.	74,189	4,435,760
Albany Molecular Research, Inc. (a)	6,449	140,201
Bio-Rad Laboratories, Inc. Class A (a)	4,765	1,122,777
Bio-Techne Corp.	8,579	994,392
Bruker Corp.	25,979	745,078
Cambrex Corp. (a)	7,371	449,631
Charles River Laboratories International, Inc. (a)	10,914	1,071,755
Illumina, Inc. (a)	33,700	5,858,745
INC Research Holdings, Inc. Class A (a)	12,405	682,275
Luminex Corp.	8,874	181,296
Medpace Holdings, Inc. (a)	1,970	54,037
Mettler-Toledo International, Inc. (a)	5,975	3,424,153
NeoGenomics, Inc. (a)	13,571	128,246
Pacific Biosciences of California, Inc. (a)	22,598	73,669
PAREXEL International Corp. (a)	11,753	1,028,623
Patheon N.V. (a)	8,379	292,930
PerkinElmer, Inc.	25,204	1,659,179
PRA Health Sciences, Inc. (a)	9,238	687,307
Quintiles IMS Holdings Inc. (a)	32,718	2,962,615
Thermo Fisher Scientific, Inc.	91,017	15,976,214
VWR Corp. (a)	21,207	699,831
Waters Corp. (a)	18,440	3,198,234

TOTAL LIFE SCIENCES TOOLS & SERVICES		46,065,739

PHARMACEUTICALS – 31.2%
Pharmaceuticals – 31.2%
Aclaris Therapeutics, Inc. (a)	4,178	120,326
Aerie Pharmaceuticals, Inc. (a)	6,512	353,602
Akorn, Inc. (a)	21,671	728,579
Allergan PLC	77,268	19,497,034
Amphastar Pharmaceuticals, Inc. (a)	8,633	149,178
ANI Pharmaceuticals, Inc. (a)	1,984	96,680
Bristol-Myers Squibb Co. Class A	385,553	21,937,966
Catalent, Inc. (a)	28,838	1,000,679
Cempra, Inc. (a)	9,694	38,776
Collegium Pharmaceutical, Inc. (a)	4,342	51,974

	Shares	Value
Corcept Therapeutics, Inc. (a)	19,250	$240,047
Depomed, Inc. (a)	14,368	148,134
Dermira, Inc. (a)	6,986	192,325
Eli Lilly & Co.	228,886	18,919,717
Endo International PLC (a)	46,065	507,636
Horizon Pharma PLC (a)	37,473	448,927
Impax Laboratories, Inc. (a)	16,195	313,373
Innoviva, Inc. (a)	17,360	238,179
Intersect ENT, Inc. (a)	5,932	162,537
Intra-Cellular Therapies, Inc. (a)	7,346	84,993
Jazz Pharmaceuticals PLC (a)	13,816	2,122,276
Johnson & Johnson	625,414	83,004,946
Lannett Co., Inc. (a)	6,728	136,915
Mallinckrodt PLC (a)	24,354	1,115,413
Merck & Co., Inc.	635,507	40,596,187
Mylan N.V. (a)	105,082	4,097,147
MyoKardia, Inc. (a)	3,899	60,629
Nektar Therapeutics (a)	35,203	768,481
Omeros Corp. (a)	9,252	193,922
Pacira Pharmaceuticals, Inc. (a)	8,606	339,937
Paratek Pharmaceuticals, Inc. (a)	3,908	76,011
Perrigo Co. PLC	29,831	2,234,939
Pfizer, Inc.	1,371,879	45,491,508
Phibro Animal Health Corp. Class A	4,190	160,058
Prestige Brands Holdings, Inc. (a)	12,257	657,343
Reata Pharmaceuticals, Inc. Class A (a)	1,895	55,486
Revance Therapeutics, Inc. (a)	4,551	103,535
Sciclone Pharmaceuticals, Inc. (a)	11,166	122,268
Sucampo Pharmaceuticals, Inc. Class A (a)	5,858	63,559
Supernus Pharmaceuticals, Inc. (a)	11,557	467,481
Teligent, Inc. (a)	9,826	77,429
The Medicines Co. (a)	16,280	625,966
TherapeuticsMD, Inc. (a)	35,683	201,609
Theravance Biopharma, Inc. (a)	9,610	308,769
WaVe Life Sciences Ltd. (a)	2,543	50,479
Zoetis, Inc.	113,335	7,085,704

TOTAL PHARMACEUTICALS		255,448,659

TOTAL COMMON STOCKS (Cost $747,212,881)		817,989,439

See accompanying notes which are an integral part of the financial statements.

Annual Report	48

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.90% (b) (Cost $829,972)	829,972	$829,972

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $748,042,853)		818,819,411

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(109,689)

NET ASSETS – 100.0%		$818,709,722

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$817,989,439	$817,885,063	$—	$104,376
Money Market Funds	829,972	829,972	—	—

Total Investments in Securities:	$818,819,411	$818,715,035	$—	$104,376

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity MSCI Industrials Index ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 22.4%
Aerospace & Defense – 22.4%
AAR Corp.	4,332	$162,017
Aerojet Rocketdyne Holdings, Inc. (a)	8,016	187,975
Aerovironment, Inc. (a)	2,830	106,946
Arconic, Inc.	53,177	1,318,258
Astronics Corp. (a)	2,880	84,240
Axon Enterprise, Inc. (a)	7,073	173,925
BWX Technologies, Inc.	12,024	633,424
Cubic Corp.	3,469	165,298
Curtiss-Wright Corp.	5,696	549,208
DigitalGlobe, Inc. (a)	8,377	292,357
Engility Holdings, Inc. (a)	2,671	77,913
Esterline Technologies Corp. (a)	3,592	346,628
General Dynamics Corp.	34,646	6,802,049
HEICO Corp.	3,634	292,064
HEICO Corp. Class A	6,473	459,907
Hexcel Corp.	12,315	630,158
Huntington Ingalls Industries, Inc.	6,204	1,278,706
KLX, Inc. (a)	7,110	369,151
Kratos Defense & Security Solutions, Inc. (a)	9,675	106,473
L3 Technologies, Inc.	10,479	1,833,511
Lockheed Martin Corp.	35,178	10,276,549
Mercury Systems, Inc. (a)	6,447	283,088
Moog, Inc. Class A (a)	4,328	321,657
National Presto Industries, Inc.	666	75,325
Northrop Grumman Corp.	22,332	5,876,219
Orbital ATK, Inc.	7,734	790,260
Raytheon Co.	39,432	6,773,235
Rockwell Collins, Inc.	21,856	2,328,320
Spirit AeroSystems Holdings, Inc. Class A	16,346	987,789
Teledyne Technologies, Inc. (a)	4,470	609,440
Textron, Inc.	36,375	1,787,104
The Boeing Co.	78,339	18,994,074
The KEYW Holding Corp. (a)	5,920	52,274
TransDigm Group, Inc.	7,116	2,007,708
Triumph Group, Inc.	6,680	171,008
United Technologies Corp.	103,073	12,221,366
Wesco Aircraft Holdings, Inc. (a)	7,356	79,812

TOTAL AEROSPACE & DEFENSE		79,505,436

AIR FREIGHT & LOGISTICS – 6.1%
Air Freight & Logistics – 6.1%
Air Transport Services Group, Inc. (a)	2,030	49,451
Atlas Air Worldwide Holdings, Inc. (a)	812	48,233
CH Robinson Worldwide, Inc.	19,040	1,249,024
Echo Global Logistics, Inc. (a)	3,486	47,584
Expeditors International of Washington, Inc.	24,269	1,428,959

	Shares	Value
FedEx Corp.	34,088	$7,091,327
Forward Air Corp.	4,085	211,725
Hub Group, Inc. Class A (a)	4,458	151,795
Park-Ohio Holdings Corp.	1,053	41,857
United Parcel Service, Inc. Class B	92,795	10,234,360
XPO Logistics, Inc. (a)	14,974	900,087

TOTAL AIR FREIGHT & LOGISTICS		21,454,402

AIRLINES – 1.2%
Airlines – 1.2%
Allegiant Travel Co.	559	72,251
American Airlines Group, Inc.	16,939	854,403
Delta Air Lines, Inc.	24,622	1,215,342
Hawaiian Holdings, Inc. (a)	1,808	74,851
SkyWest, Inc.	1,786	65,189
Southwest Airlines Co.	20,731	1,150,778
Spirit Airlines, Inc. (a)	2,304	89,511
United Continental Holdings, Inc. (a)	10,571	715,445

TOTAL AIRLINES		4,237,770

BUILDING PRODUCTS – 4.4%
Building Products – 4.4%
AAON, Inc.	5,672	191,714
Advanced Drainage Systems, Inc.	5,187	106,593
Allegion PLC	12,878	1,046,209
American Woodmark Corp. (a)	1,958	192,178
AO Smith Corp.	19,765	1,058,416
Apogee Enterprises, Inc.	3,886	202,422
Armstrong Flooring, Inc. (a)	2,837	49,250
Armstrong World Industries, Inc. (a)	5,428	263,529
Builders FirstSource, Inc. (a)	13,455	210,840
Continental Building Products, Inc. (a)	5,312	116,864
CSW Industrials, Inc. (a)	2,170	84,738
Fortune Brands Home & Security, Inc.	20,793	1,365,476
Gibraltar Industries, Inc. (a)	3,996	119,281
Griffon Corp.	4,142	84,911
Insteel Industries, Inc.	2,413	63,510
JELD-WEN Holding, Inc. (a)	6,365	207,817
Johnson Controls International PLC	126,384	4,922,657
Lennox International, Inc.	5,206	890,226
Masco Corp.	43,161	1,645,729
Masonite International Corp. (a)	4,013	311,609
NCI Building Systems, Inc. (a)	5,729	103,122
Owens Corning	15,104	1,012,723
Patrick Industries, Inc. (a)	2,126	161,789
PGT Innovations, Inc. (a)	6,642	86,346
Ply Gem Holdings, Inc. (a)	3,266	57,155
Quanex Building Products Corp.	4,090	87,935
Simpson Manufacturing Co., Inc.	5,449	241,336
Trex Co., Inc. (a)	3,933	295,801
Universal Forest Products, Inc.	2,736	229,414

See accompanying notes which are an integral part of the financial statements.

Annual Report	50

Common Stocks – continued
	Shares	Value
BUILDING PRODUCTS – continued
Building Products – continued
USG Corp. (a)	12,832	$346,977

TOTAL BUILDING PRODUCTS		15,756,567

COMMERCIAL SERVICES & SUPPLIES – 5.9%
Commercial Printing – 0.4%
Brady Corp. Class A	6,440	213,808
Deluxe Corp.	6,536	471,899
Ennis, Inc.	3,475	66,894
InnerWorkings, Inc. (a)	6,653	78,439
LSC Communications, Inc.	4,401	94,093
Multi-Color Corp.	1,942	156,331
Quad/Graphics, Inc.	4,101	92,109
RR Donnelley & Sons Co.	9,253	114,367

		1,287,940

Diversified Support Services – 1.4%
Cintas Corp.	12,029	1,622,111
Copart, Inc. (a)	27,722	872,966
Healthcare Services Group, Inc.	9,822	513,199
KAR Auction Services, Inc.	18,378	772,611
Matthews International Corp. Class A	4,315	282,848
McGrath RentCorp	3,027	107,549
Mobile Mini, Inc.	6,011	185,139
UniFirst Corp.	2,064	293,604
Viad Corp.	2,755	147,530
VSE Corp.	1,161	60,198

		4,857,755

Environmental & Facilities Services – 3.4%
ABM Industries, Inc.	7,484	333,936
Advanced Disposal Services, Inc. (a)	4,153	100,420
Casella Waste Systems, Inc. Class A (a)	5,190	87,088
Clean Harbors, Inc. (a)	7,336	416,685
Covanta Holding Corp.	15,844	239,244
Republic Services, Inc.	31,962	2,052,600
Rollins, Inc.	13,194	572,752
SP Plus Corp. (a)	3,030	99,081
Stericycle, Inc. (a)	11,429	880,947
Team, Inc. (a)	3,855	55,319
Tetra Tech, Inc.	7,743	367,405
US Ecology, Inc.	2,937	152,430
Waste Connections, Inc.	35,429	2,302,177
Waste Management, Inc.	59,200	4,448,880

		12,108,964

Office Services & Supplies – 0.6%
ACCO Brands Corp. (a)	14,366	167,364
Essendant, Inc.	5,027	62,737
Herman Miller, Inc.	8,042	270,814
HNI Corp.	5,975	225,556
Interface, Inc.	8,737	165,566

	Shares	Value
Kimball International, Inc. Class B	4,980	$83,017
Knoll, Inc.	6,530	126,421
MSA Safety, Inc.	4,557	365,289
Pitney Bowes, Inc.	25,107	395,184
Steelcase, Inc. Class A	11,573	157,972
West Corp.	6,209	145,104

		2,165,024

Security & Alarm Services – 0.1%
The Brink’s Co.	6,073	474,605

TOTAL COMMERCIAL SERVICES & SUPPLIES		20,894,288

CONSTRUCTION & ENGINEERING – 1.8%
Construction & Engineering – 1.8%
AECOM (a)	20,944	668,114
Aegion Corp. (a)	4,594	109,980
Argan, Inc.	1,960	126,322
Chicago Bridge & Iron Co. N.V.	13,639	255,595
Comfort Systems USA, Inc.	5,044	167,965
Dycom Industries, Inc. (a)	4,224	382,694
EMCOR Group, Inc.	8,020	541,350
Fluor Corp.	18,722	813,096
Granite Construction, Inc.	5,324	260,982
Great Lakes Dredge & Dock Corp. (a)	7,944	31,379
Jacobs Engineering Group, Inc.	16,273	857,913
KBR, Inc.	19,125	285,345
MasTec, Inc. (a)	8,913	411,781
MYR Group, Inc. (a)	2,155	68,551
Primoris Services Corp.	5,495	136,935
Quanta Services, Inc. (a)	20,393	687,856
Tutor Perini Corp. (a)	5,263	139,996
Valmont Industries, Inc.	3,026	462,070

TOTAL CONSTRUCTION & ENGINEERING		6,407,924

ELECTRICAL EQUIPMENT – 5.6%
Electrical Components & Equipment – 5.5%
Acuity Brands, Inc.	5,939	1,203,538
AMETEK, Inc.	30,901	1,902,884
Atkore International Group, Inc. (a)	4,225	87,965
Eaton Corp. PLC	60,546	4,737,724
Emerson Electric Co.	86,849	5,177,069
Encore Wire Corp.	2,797	124,746
EnerSys	5,840	422,057
Generac Holdings, Inc. (a)	8,544	307,328
General Cable Corp.	6,735	129,985
Hubbell, Inc.	7,099	843,290
Plug Power, Inc. (a)	26,122	59,036
Powell Industries, Inc.	1,230	39,176
Regal-Beloit Corp.	6,039	503,351
Rockwell Automation, Inc.	17,314	2,857,329
Sensata Technologies Holding N.V. (a)	23,033	1,039,249

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Fidelity MSCI Industrials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Sunrun, Inc. (a)	9,093	$68,470
Thermon Group Holdings, Inc. (a)	4,259	76,108
Vicor Corp. (a)	2,437	43,257

		19,622,562

Heavy Electrical Equipment – 0.1%
AZZ, Inc.	3,494	177,146
Babcock & Wilcox Enterprises, Inc. (a)	6,559	68,869

		246,015

TOTAL ELECTRICAL EQUIPMENT		19,868,577

INDUSTRIAL CONGLOMERATES – 18.0%
Industrial Conglomerates – 18.0%
3M Co.	80,270	16,147,916
Carlisle Cos., Inc.	8,703	849,326
General Electric Co.	1,174,672	30,083,350
Honeywell International, Inc.	97,360	13,252,643
Raven Industries, Inc.	4,818	165,739
Roper Industries, Inc.	13,707	3,186,329

TOTAL INDUSTRIAL CONGLOMERATES		63,685,303

MACHINERY – 18.9%
Agricultural & Farm Machinery – 1.8%
AGCO Corp.	8,652	624,155
Deere & Co.	36,425	4,672,599
Lindsay Corp.	1,431	131,180
The Toro Co.	14,459	1,027,891
Titan International, Inc.	6,243	79,598

		6,535,423

Construction & Farm Machinery & Heavy Trucks – 6.1%
Alamo Group, Inc.	1,294	120,355
Allison Transmission Holdings, Inc.	19,719	745,378
American Railcar Industries, Inc.	1,026	37,726
Astec Industries, Inc.	2,639	132,662
Caterpillar, Inc.	78,962	8,997,720
Cummins, Inc.	21,515	3,612,368
Douglas Dynamics, Inc.	3,028	96,290
Federal Signal Corp.	8,109	150,016
Meritor, Inc. (a)	11,356	196,232
Navistar International Corp. (a)	6,047	186,066
Oshkosh Corp.	10,016	689,702
PACCAR, Inc.	47,243	3,233,783
REV Group, Inc.	1,716	45,903
Terex Corp.	14,272	561,889
The Greenbrier Cos., Inc.	3,791	170,595
The Manitowoc Co., Inc. (a)	17,796	101,615
Trinity Industries, Inc.	18,455	505,852
Wabash National Corp.	8,060	153,785
WABCO Holdings, Inc. (a)	6,961	957,625

	Shares	Value
Wabtec Corp.	11,596	$873,875

		21,569,437

Industrial Machinery – 11.0%
Actuant Corp. Class A	7,884	190,793
Albany International Corp. Class A	3,855	206,242
Altra Industrial Motion Corp.	3,930	175,082
Barnes Group, Inc.	6,889	414,580
Briggs & Stratton Corp.	5,682	133,072
Chart Industries, Inc. (a)	3,917	133,178
CIRCOR International, Inc.	1,900	95,114
Colfax Corp. (a)	12,444	513,688
Columbus McKinnon Corp.	2,581	66,590
Crane Co.	6,369	480,859
Donaldson Co., Inc.	16,861	800,729
Dover Corp.	20,943	1,759,212
Energy Recovery, Inc. (a)	4,607	35,013
EnPro Industries, Inc.	2,871	221,124
ESCO Technologies, Inc.	3,462	213,605
Flowserve Corp.	17,531	721,050
Fortive Corp.	41,927	2,714,354
Franklin Electric Co., Inc.	5,250	212,100
Global Brass & Copper Holdings, Inc.	2,858	91,599
Graco, Inc.	7,552	876,334
Harsco Corp. (a)	10,737	165,887
Hillenbrand, Inc.	8,589	309,204
Hyster-Yale Materials Handling, Inc.	1,088	77,096
IDEX Corp.	10,294	1,199,663
Illinois Tool Works, Inc.	41,992	5,908,694
Ingersoll-Rand PLC	34,939	3,070,439
ITT, Inc.	11,896	487,736
John Bean Technologies Corp.	4,205	388,542
Kadant, Inc.	1,442	112,548
Kennametal, Inc.	10,814	399,037
Lincoln Electric Holdings, Inc.	7,947	693,455
Lydall, Inc. (a)	2,342	115,929
Milacron Holdings Corp. (a)	6,496	116,798
Mueller Industries, Inc.	7,322	230,643
Mueller Water Products, Inc. Class A	21,738	252,161
NN, Inc.	3,441	95,316
Nordson Corp.	6,977	886,079
Omega Flex, Inc.	408	24,496
Parker Hannifin Corp.	17,946	2,978,677
Pentair PLC	23,262	1,467,134
Proto Labs, Inc. (a)	3,404	251,556
RBC Bearings, Inc. (a)	3,236	334,408
Rexnord Corp. (a)	13,949	323,059
Snap-on, Inc.	7,819	1,205,690
SPX Corp. (a)	5,659	155,736
SPX FLOW, Inc. (a)	5,731	203,221
Standex International Corp.	1,710	164,075
Stanley Black & Decker, Inc.	20,543	2,890,195

See accompanying notes which are an integral part of the financial statements.

Annual Report	52

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Sun Hydraulics Corp.	3,266	$135,082
Tennant Co.	2,376	179,507
The Gorman-Rupp Co.	2,608	78,814
The Middleby Corp. (a)	7,733	1,010,548
The Timken Co.	9,431	429,110
Trimas Corp. (a)	6,089	148,267
Watts Water Technologies, Inc. Class A	3,543	228,169
Welbilt, Inc. (a)	17,797	346,864
Woodward, Inc.	7,473	522,662
Xylem, Inc.	24,185	1,372,015

		39,012,830

TOTAL MACHINERY		67,117,690

MARINE – 0.0%
Marine – 0.0%
Kirby Corp. (a)	1,815	110,533
Matson, Inc.	1,434	40,439

TOTAL MARINE		150,972

PROFESSIONAL SERVICES – 4.2%
Human Resource & Employment Services – 1.0%
GP Strategies Corp. (a)	1,795	51,427
Heidrick & Struggles International, Inc.	2,540	45,974
Insperity, Inc.	2,548	192,374
Kelly Services, Inc. Class A	4,230	94,202
Kforce, Inc.	3,295	61,617
Korn/Ferry International	7,350	245,857
ManpowerGroup, Inc.	9,114	976,565
On Assignment, Inc. (a)	6,795	334,654
Robert Half International, Inc.	17,177	777,259
TriNet Group, Inc. (a)	5,527	193,445
TrueBlue, Inc. (a)	5,683	145,201
WageWorks, Inc. (a)	5,316	346,603

		3,465,178

Research & Consulting Services – 3.2%
CBIZ, Inc. (a)	6,976	103,594
Equifax, Inc.	16,137	2,346,965
Exponent, Inc.	3,459	225,527
FTI Consulting, Inc. (a)	5,536	181,636
Huron Consulting Group, Inc. (a)	2,939	104,334
ICF International, Inc. (a)	2,566	116,111
IHS Markit Ltd. (a)	49,778	2,322,144
Mistras Group, Inc. (a)	2,412	48,602
Navigant Consulting, Inc. (a)	6,332	107,201
Nielsen Holdings PLC	48,148	2,070,845
Resources Connection, Inc.	3,699	49,382
RPX Corp. (a)	5,945	81,268

	Shares	Value
The Advisory Board Co. (a)	5,398	$303,368
The Dun & Bradstreet Corp.	4,953	548,594
TransUnion (a)	16,902	774,619
Verisk Analytics, Inc. (a)	21,282	1,857,067

		11,241,257

TOTAL PROFESSIONAL SERVICES		14,706,435

ROAD & RAIL – 8.2%
Railroads – 6.7%
CSX Corp.	124,733	6,154,326
Genesee & Wyoming, Inc. Class A (a)	8,260	538,222
Kansas City Southern	14,369	1,482,737
Norfolk Southern Corp.	39,119	4,404,017
Union Pacific Corp.	109,566	11,280,915

		23,860,217

Trucking – 1.5%
AMERCO	930	361,361
ArcBest Corp.	3,248	90,294
Avis Budget Group, Inc. (a)	10,401	320,143
Covenant Transportation Group, Inc. Class A (a)	1,626	30,487
Heartland Express, Inc.	6,107	129,041
Hertz Global Holdings, Inc. (a)	6,664	91,097
JB Hunt Transport Services, Inc.	11,969	1,085,708
Knight Transportation, Inc.	9,166	326,768
Landstar System, Inc.	5,613	466,721
Marten Transport Ltd.	5,446	86,864
Old Dominion Freight Line, Inc.	8,890	852,640
Roadrunner Transportation Systems, Inc. (a)	4,081	28,485
Ryder System, Inc.	7,201	523,945
Saia, Inc. (a)	3,385	183,975
Swift Transportation Co. (a)	10,638	271,269
Universal Truckload Services, Inc.	1,274	18,537
Werner Enterprises, Inc.	6,245	185,164
YRC Worldwide, Inc. (a)	4,480	59,539

		5,112,038

TOTAL ROAD & RAIL		28,972,255

TRADING COMPANIES & DISTRIBUTORS – 3.0%
Trading Companies & Distributors – 3.0%
Air Lease Corp.	13,171	521,308
Aircastle Ltd.	7,390	173,961
Applied Industrial Technologies, Inc.	5,254	296,851
Beacon Roofing Supply, Inc. (a)	8,095	371,803
BMC Stock Holdings, Inc. (a)	8,011	176,242
DXP Enterprises, Inc. (a)	2,205	63,041
Fastenal Co.	38,963	1,673,850
Foundation Building Materials, Inc. (a)	2,022	24,385
GATX Corp.	5,082	314,220

See accompanying notes which are an integral part of the financial statements.

53	Annual Report

Fidelity MSCI Industrials Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
GMS, Inc. (a)	3,868	$116,117
H&E Equipment Services, Inc.	4,267	96,306
HD Supply Holdings, Inc. (a)	27,181	883,111
Herc Holdings, Inc. (a)	2,854	129,515
Kaman Corp.	3,096	158,268
MRC Global, Inc. (a)	12,801	209,168
MSC Industrial Direct Co., Inc. Class A	6,019	428,613
Neff Corp. Class A (a)	1,135	23,835
Nexeo Solutions, Inc. (a)	3,587	29,880
NOW, Inc. (a)	14,556	231,877
Rush Enterprises, Inc. Class A (a)	4,024	173,555
Rush Enterprises, Inc. Class B (a)	620	25,222
SiteOne Landscape Supply, Inc. (a)	5,349	280,823
Titan Machinery, Inc. (a)	2,411	43,036
Triton International Ltd.	6,029	217,406
United Rentals, Inc. (a)	11,370	1,352,575
Univar, Inc. (a)	14,068	436,671
Veritiv Corp. (a)	1,574	58,474
Watsco, Inc.	4,087	616,197
WESCO International, Inc. (a)	6,562	336,302
WW Grainger, Inc.	7,531	1,255,719

TOTAL TRADING COMPANIES & DISTRIBUTORS		10,718,331

	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.2%
Airport Services – 0.2%
Macquarie Infrastructure Corp.	10,522	$797,673

TOTAL COMMON STOCKS (Cost $320,164,634)		354,273,623

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.90% (b) (Cost $193,352)	193,352	193,352

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $320,357,986)		354,466,975

NET OTHER ASSETS (LIABILITIES) – 0.0%		118,532

NET ASSETS – 100.0%		$354,585,507

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	54

Fidelity MSCI Information Technology Index ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 5.0%
Communications Equipment – 5.0%
Acacia Communications, Inc. (a)	3,093	$135,381
ADTRAN, Inc.	8,556	200,638
Applied Optoelectronics, Inc. (a)	2,903	283,013
Arista Networks, Inc. (a)	8,297	1,238,659
ARRIS International PLC (a)	32,624	912,167
Brocade Communications Systems, Inc.	73,417	927,257
CalAmp Corp. (a)	6,361	121,495
Calix, Inc. (a)	7,386	50,594
Ciena Corp. (a)	25,343	652,582
Cisco Systems, Inc.	898,101	28,245,276
CommScope Holding Co., Inc. (a)	35,005	1,287,484
Comtech Telecommunications Corp.	4,058	73,044
EchoStar Corp. Class A (a)	8,501	516,266
Extreme Networks, Inc. (a)	19,539	171,748
F5 Networks, Inc. (a)	11,652	1,406,979
Finisar Corp. (a)	19,825	539,637
Harmonic, Inc. (a)	13,511	55,395
Harris Corp.	22,288	2,551,307
Infinera Corp. (a)	26,455	310,317
InterDigital, Inc.	6,186	450,650
Juniper Networks, Inc.	68,692	1,919,941
Lumentum Holdings, Inc. (a)	11,020	689,852
Mitel Networks Corp. (a)	17,202	146,561
Motorola Solutions, Inc.	29,506	2,675,604
NETGEAR, Inc. (a)	6,004	287,592
Netscout Systems, Inc. (a)	15,527	535,682
Oclaro, Inc. (a)	29,536	288,862
Palo Alto Networks, Inc. (a)	16,483	2,172,130
Plantronics, Inc.	5,933	268,053
Quantenna Communications, Inc. (a)	1,469	29,689
ShoreTel, Inc. (a)	11,712	87,254
Sonus Networks, Inc. (a)	8,633	58,963
Ubiquiti Networks, Inc. (a)	5,103	278,114
ViaSat, Inc. (a)	9,881	653,035
Viavi Solutions, Inc. (a)	41,401	454,169

TOTAL COMMUNICATIONS EQUIPMENT		50,675,390

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.1%
Electronic Components – 1.3%
Amphenol Corp. Class A	55,144	4,225,133
AVX Corp.	9,208	164,547
Belden, Inc.	7,580	545,305
Corning, Inc.	166,355	4,847,585
Dolby Laboratories, Inc. Class A	10,334	534,785
II-VI, Inc. (a)	9,984	380,391
Knowles Corp. (a)	15,886	240,673
Littelfuse, Inc.	4,078	734,774
Rogers Corp. (a)	3,224	380,335
Universal Display Corp.	7,617	918,610

	Shares	Value
Vishay Intertechnology, Inc.	24,111	$430,381

		13,402,519

Electronic Equipment & Instruments – 0.9%
Badger Meter, Inc.	5,337	241,499
Cognex Corp.	15,577	1,480,750
Coherent, Inc. (a)	4,397	1,165,205
Daktronics, Inc.	6,428	62,866
FARO Technologies, Inc. (a)	3,105	122,647
Fitbit, Inc. Class A (a)	25,745	132,844
FLIR Systems, Inc.	24,443	912,213
Itron, Inc. (a)	6,141	448,293
Keysight Technologies, Inc. (a)	33,337	1,386,486
Mesa Laboratories, Inc.	591	85,417
MTS Systems Corp.	3,039	160,155
National Instruments Corp.	21,048	865,915
Novanta, Inc. (a)	5,832	215,201
OSI Systems, Inc. (a)	3,214	257,024
VeriFone Systems, Inc. (a)	20,123	392,600
Zebra Technologies Corp. Class A (a)	9,484	964,712

		8,893,827

Electronic Manufacturing Services – 1.3%
Benchmark Electronics, Inc. (a)	8,913	299,922
CTS Corp.	5,859	128,898
Fabrinet (a)	6,574	295,896
Flex Ltd. (a)	96,235	1,538,798
IPG Photonics Corp. (a)	6,737	1,028,336
Jabil, Inc.	29,530	900,665
KEMET Corp. (a)	7,050	118,792
Kimball Electronics, Inc. (a)	4,910	95,499
Methode Electronics, Inc.	6,300	250,425
Park Electrochemical Corp.	3,626	68,133
Plexus Corp. (a)	6,117	327,932
Sanmina Corp. (a)	13,398	480,318
TE Connectivity Ltd.	63,683	5,119,476
Trimble, Inc. (a)	45,362	1,697,900
TTM Technologies, Inc. (a)	15,194	264,072

		12,615,062

Technology Distributors – 0.6%
Anixter International, Inc. (a)	5,368	422,730
Arrow Electronics, Inc. (a)	15,988	1,299,665
Avnet, Inc.	23,081	885,849
CDW Corp.	28,864	1,830,843
ePlus, Inc. (a)	2,530	204,677
Insight Enterprises, Inc. (a)	6,364	257,869
PC Connection, Inc.	2,161	55,754
ScanSource, Inc. (a)	4,493	177,923
SYNNEX Corp.	5,342	635,271
Systemax, Inc.	2,636	47,764

See accompanying notes which are an integral part of the financial statements.

55	Annual Report

Fidelity MSCI Information Technology Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Technology Distributors – continued
Tech Data Corp. (a)	6,866	$703,078

		6,521,423

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		41,432,831

INTERNET SOFTWARE & SERVICES – 20.1%
Internet Software & Services – 20.1%
2U, Inc. (a)	7,999	413,948
Actua Corp. (a)	6,330	85,455
Akamai Technologies, Inc. (a)	31,020	1,462,283
Alarm.com Holdings, Inc. (a)	2,861	108,804
Alphabet, Inc. Class A (a)	53,283	50,379,076
Alphabet, Inc. Class C (a)	55,995	52,103,347
Angie’s List, Inc. (a)	6,704	80,314
Bankrate, Inc. (a)	9,350	129,965
Bazaarvoice, Inc. (a)	14,181	66,651
Benefitfocus, Inc. (a)	2,877	102,853
Blucora, Inc. (a)	7,329	164,170
Box, Inc. Class A (a)	10,608	199,961
Brightcove, Inc. (a)	5,051	33,842
Carbonite, Inc. (a)	3,892	91,851
Cars.com, Inc. (a)	12,113	294,346
ChannelAdvisor Corp. (a)	4,028	42,294
Cimpress N.V. (a)	4,204	370,961
CommerceHub, Inc. Series A (a)	2,301	41,970
CommerceHub, Inc. Series C (a)	5,119	92,040
Cornerstone OnDemand, Inc. (a)	9,083	366,136
CoStar Group, Inc. (a)	5,868	1,616,927
Coupa Software, Inc. (a)	4,499	138,254
eBay, Inc. (a)	185,110	6,613,980
Endurance International Group Holdings, Inc. (a)	11,004	101,787
Envestnet, Inc. (a)	7,671	299,553
Facebook, Inc. Class A (a)	422,371	71,486,292
Five9, Inc. (a)	7,590	167,435
GoDaddy, Inc. Class A (a)	15,188	652,780
Gogo, Inc. (a)	10,482	127,671
GrubHub, Inc. (a)	14,709	678,526
GTT Communications, Inc. (a)	5,416	165,459
Hortonworks, Inc. (a)	7,625	102,175
IAC/InterActiveCorp. (a)	12,932	1,353,075
Instructure, Inc. (a)	2,257	73,014
j2 Global, Inc.	8,675	734,165
LivePerson, Inc. (a)	8,771	118,847
LogMeIn, Inc.	9,453	1,100,802
Match Group, Inc. (a)	8,149	148,719
MercadoLibre, Inc.	7,547	2,176,706
MINDBODY, Inc. Class A (a)	5,117	132,786
New Relic, Inc. (a)	5,634	264,573

	Shares	Value
NIC, Inc.	11,293	$183,511
Nutanix, Inc. Class A (a)	6,146	130,572
Pandora Media, Inc. (a)	41,905	375,050
Q2 Holdings, Inc. (a)	5,407	210,332
Quotient Technology, Inc. (a)	13,085	151,786
Shutterstock, Inc. (a)	3,315	139,694
SPS Commerce, Inc. (a)	3,103	179,353
Stamps.com, Inc. (a)	2,926	433,341
The Trade Desk, Inc. Class A (a)	4,579	244,106
TrueCar, Inc. (a)	12,083	228,731
Tucows, Inc. Class A (a)	1,400	76,510
Twilio, Inc. Class A (a)	8,264	241,061
Twitter, Inc. (a)	111,097	1,787,551
VeriSign, Inc. (a)	16,555	1,674,869
Web.com Group, Inc. (a)	7,168	157,338
WebMD Health Corp. (a)	6,819	451,759
XO Group, Inc. (a)	4,447	81,291
Yelp, Inc. (a)	13,283	432,096
Zillow Group, Inc. Class C (a)	18,702	844,582

TOTAL INTERNET SOFTWARE & SERVICES		202,907,326

IT SERVICES – 17.3%
Data Processing & Outsourced Services – 11.5%
Alliance Data Systems Corp.	9,049	2,184,700
Automatic Data Processing, Inc.	80,559	9,579,271
Black Knight Financial Services, Inc. Class A (a)	5,615	238,638
Blackhawk Network Holdings, Inc. (a)	9,443	412,187
Broadridge Financial Solutions, Inc.	21,268	1,613,390
Cardtronics PLC Class A (a)	8,037	251,558
Cass Information Systems, Inc.	1,957	129,084
Conduent, Inc. (a)	31,166	514,551
Convergys Corp.	17,163	411,397
CoreLogic, Inc. (a)	15,266	695,366
CSG Systems International, Inc.	5,854	242,063
DST Systems, Inc.	11,411	626,464
Euronet Worldwide, Inc. (a)	8,906	860,409
EVERTEC, Inc.	10,973	195,868
ExlService Holdings, Inc. (a)	5,966	343,343
Fidelity National Information Services, Inc.	58,935	5,376,051
First Data Corp. Class A (a)	63,539	1,185,638
Fiserv, Inc. (a)	38,463	4,942,495
FleetCor Technologies, Inc. (a)	16,443	2,500,323
Global Payments, Inc.	27,268	2,573,281
Jack Henry & Associates, Inc.	13,895	1,491,211
Mastercard, Inc. Class A	170,861	21,836,036
MAXIMUS, Inc.	11,671	704,462
MoneyGram International, Inc. (a)	6,145	100,286
Net 1 UEPS Technologies, Inc. (a)	9,808	94,941
Paychex, Inc.	57,894	3,349,168

See accompanying notes which are an integral part of the financial statements.

Annual Report	56

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
PayPal Holdings, Inc. (a)	205,814	$12,050,410
Sabre Corp.	37,467	829,145
Square, Inc. Class A (a)	35,683	940,247
Sykes Enterprises, Inc. (a)	6,918	235,212
Syntel, Inc.	5,862	114,250
TeleTech Holdings, Inc.	2,836	118,545
The Western Union Co.	86,464	1,707,664
Total System Services, Inc.	29,668	1,882,731
Travelport Worldwide Ltd.	22,594	323,094
Vantiv, Inc. Class A (a)	28,974	1,841,298
Visa, Inc. Class A	333,215	33,174,885
WEX, Inc. (a)	6,942	754,457

		116,424,119

IT Consulting & Other Services – 5.8%
Accenture PLC Class A	111,687	14,387,519
Acxiom Corp. (a)	14,094	380,115
Booz Allen Hamilton Holding Corp.	26,959	924,694
CACI International, Inc. Class A (a)	4,400	550,440
Cognizant Technology Solutions Corp. Class A	108,755	7,538,897
CSRA, Inc.	29,123	949,701
DXC Technology Co.	50,964	3,994,558
EPAM Systems, Inc. (a)	8,765	753,176
Forrester Research, Inc.	1,735	70,788
Gartner, Inc. (a)	16,237	2,083,532
International Business Machines Corp.	162,000	23,436,540
Leidos Holdings, Inc.	25,709	1,373,889
ManTech International Corp. Class A	4,700	186,684
Perficient, Inc. (a)	6,316	118,741
Science Applications International Corp.	7,939	558,985
ServiceSource International, Inc. (a)	13,247	50,339
Teradata Corp. (a)	23,492	747,515
The Hackett Group, Inc.	4,838	79,440
Unisys Corp. (a)	9,014	115,379
Virtusa Corp. (a)	5,306	175,894

		58,476,826

TOTAL IT SERVICES		174,900,945

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 15.2%
Semiconductor Equipment – 2.2%
Advanced Energy Industries, Inc. (a)	7,136	517,717
Amkor Technology, Inc. (a)	19,520	202,422
Applied Materials, Inc.	193,789	8,586,790
Axcelis Technologies, Inc. (a)	5,265	116,883
Brooks Automation, Inc.	12,355	303,439
Cabot Microelectronics Corp.	4,536	336,344
Cohu, Inc.	5,000	91,100
Entegris, Inc. (a)	25,411	663,227

	Shares	Value
FormFactor, Inc. (a)	12,657	$165,807
KLA-Tencor Corp.	28,082	2,601,236
Kulicke & Soffa Industries, Inc. (a)	12,749	274,613
Lam Research Corp.	29,187	4,654,159
MKS Instruments, Inc.	9,608	803,709
Nanometrics, Inc. (a)	4,418	117,740
PDF Solutions, Inc. (a)	4,999	80,234
Photronics, Inc. (a)	12,392	124,540
Rudolph Technologies, Inc. (a)	5,469	135,358
SolarEdge Technologies, Inc. (a)	4,955	113,717
Teradyne, Inc.	35,991	1,244,929
Ultra Clean Holdings, Inc. (a)	5,645	132,375
Veeco Instruments, Inc. (a)	8,729	268,853
Versum Materials, Inc.	19,684	694,058
Xcerra Corp. (a)	9,524	92,478
Xperi Corp.	8,696	254,358

		22,576,086

Semiconductors – 13.0%
Advanced Micro Devices, Inc. (a)	148,533	2,021,534
Alpha & Omega Semiconductor Ltd. (a)	3,298	58,375
Ambarella, Inc. (a)	5,861	293,343
Analog Devices, Inc.	65,241	5,154,691
Broadcom Ltd.	71,923	17,740,527
Cavium, Inc. (a)	12,091	748,917
Ceva, Inc. (a)	3,765	174,131
Cirrus Logic, Inc. (a)	11,478	705,208
Cree, Inc. (a)	17,363	449,875
Cypress Semiconductor Corp.	58,254	827,207
Diodes, Inc. (a)	6,880	182,526
First Solar, Inc. (a)	13,941	687,431
Impinj, Inc. (a)	2,923	143,636
Inphi Corp. (a)	6,693	257,011
Integrated Device Technology, Inc. (a)	24,003	627,438
Intel Corp.	847,914	30,075,510
IXYS Corp.	4,453	77,482
Lattice Semiconductor Corp. (a)	20,471	142,478
MACOM Technology Solutions Holdings, Inc. (a)	7,407	448,494
Marvell Technology Group Ltd.	73,059	1,136,798
Maxim Integrated Products, Inc.	50,616	2,299,991
MaxLinear, Inc. Class A (a)	10,623	278,323
Mellanox Technologies Ltd. (a)	8,049	377,901
Microchip Technology, Inc.	38,791	3,104,832
Micron Technology, Inc. (a)	187,786	5,280,542
Microsemi Corp. (a)	20,736	1,079,931
Monolithic Power Systems, Inc.	6,942	710,305
NeoPhotonics Corp. (a)	6,117	49,364
NVE Corp.	871	68,705
NVIDIA Corp.	96,681	15,711,629
ON Semiconductor Corp. (a)	75,093	1,122,640

See accompanying notes which are an integral part of the financial statements.

57	Annual Report

Fidelity MSCI Information Technology Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Power Integrations, Inc.	5,269	$372,255
Qorvo, Inc. (a)	22,736	1,558,780
QUALCOMM, Inc.	264,935	14,091,893
Rambus, Inc. (a)	19,871	256,137
Semtech Corp. (a)	11,731	464,548
Silicon Laboratories, Inc. (a)	7,593	570,234
Skyworks Solutions, Inc.	33,146	3,476,021
SunPower Corp. (a)	11,433	127,364
Synaptics, Inc. (a)	6,396	336,494
Texas Instruments, Inc.	179,312	14,592,411
Xilinx, Inc.	44,605	2,821,712

		130,704,624

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		153,280,710

SOFTWARE – 22.1%
Application Software – 6.3%
8x8, Inc. (a)	16,534	209,982
ACI Worldwide, Inc. (a)	21,224	491,760
Adobe Systems, Inc. (a)	88,630	12,983,409
ANSYS, Inc. (a)	15,352	1,988,852
Aspen Technology, Inc. (a)	13,720	780,256
Autodesk, Inc. (a)	35,903	3,977,693
Blackbaud, Inc.	8,518	786,552
Blackline, Inc. (a)	2,283	88,512
Bottomline Technologies de, Inc. (a)	7,400	210,752
BroadSoft, Inc. (a)	5,560	244,918
Cadence Design Systems, Inc. (a)	50,120	1,849,428
Callidus Software, Inc. (a)	11,411	277,287
CDK Global, Inc.	23,468	1,543,725
Citrix Systems, Inc. (a)	27,993	2,210,887
Ebix, Inc.	3,748	216,447
Ellie Mae, Inc. (a)	6,085	530,734
Fair Isaac Corp.	5,600	798,280
Glu Mobile, Inc. (a)	19,520	53,290
Guidewire Software, Inc. (a)	13,163	949,842
HubSpot, Inc. (a)	5,795	419,268
Intuit, Inc.	43,557	5,976,456
Manhattan Associates, Inc. (a)	12,690	560,898
MicroStrategy, Inc. Class A (a)	1,715	230,685
MobileIron, Inc. (a)	7,334	33,186
Monotype Imaging Holdings, Inc.	7,621	143,656
Nuance Communications, Inc. (a)	52,466	907,662
Paycom Software, Inc. (a)	8,486	594,784
Paylocity Holding Corp. (a)	5,038	229,078
Pegasystems, Inc.	6,865	414,989
PROS Holdings, Inc. (a)	4,879	140,661
PTC, Inc. (a)	20,809	1,148,449
QAD, Inc. Class A	1,902	59,628

	Shares	Value
RealPage, Inc. (a)	10,289	$398,699
RingCentral, Inc. Class A (a)	9,854	342,919
Salesforce.com, Inc. (a)	118,752	10,782,682
Silver Spring Networks, Inc. (a)	6,928	78,356
Splunk, Inc. (a)	24,272	1,456,563
SS&C Technologies Holdings, Inc.	31,168	1,208,072
Synchronoss Technologies, Inc. (a)	7,987	134,820
Synopsys, Inc. (a)	27,062	2,072,137
The Ultimate Software Group, Inc. (a)	5,066	1,143,447
Tyler Technologies, Inc. (a)	6,308	1,083,777
Verint Systems, Inc. (a)	11,287	447,529
Workday, Inc. Class A (a)	22,477	2,295,126
Workiva, Inc. (a)	4,120	80,752
Zendesk, Inc. (a)	17,290	506,943

		63,083,828

Home Entertainment Software – 1.6%
Activision Blizzard, Inc.	126,560	7,818,877
Electronic Arts, Inc. (a)	55,258	6,450,819
Take-Two Interactive Software, Inc. (a)	18,233	1,449,159
Zynga, Inc. Class A (a)	141,358	510,302

		16,229,157

Systems Software – 14.2%
A10 Networks, Inc. (a)	8,254	58,356
Barracuda Networks, Inc. (a)	6,572	147,673
CA, Inc.	56,364	1,749,539
CommVault Systems, Inc. (a)	7,614	453,414
Dell Technologies, Inc. Class V (a)	38,699	2,487,185
FireEye, Inc. (a)	28,576	418,067
Fortinet, Inc. (a)	26,310	971,102
Gigamon, Inc. (a)	5,882	233,809
Imperva, Inc. (a)	5,054	227,683
Microsoft Corp.	1,316,552	95,713,330
Oracle Corp.	551,781	27,550,425
Progress Software Corp.	8,072	258,385
Proofpoint, Inc. (a)	7,823	666,832
Qualys, Inc. (a)	5,503	220,945
Rapid7, Inc. (a)	2,628	39,919
Red Hat, Inc. (a)	31,942	3,158,106
ServiceNow, Inc. (a)	29,757	3,286,661
Symantec Corp.	110,922	3,437,473
Tableau Software, Inc. Class A (a)	10,693	689,164
The Rubicon Project, Inc. (a)	7,837	36,834
TiVo Corp.	21,865	428,554
Varonis Systems, Inc. (a)	2,633	98,079
VASCO Data Security International, Inc. (a)	5,331	71,968
VMware, Inc. Class A (a)	12,698	1,177,232

		143,580,735

TOTAL SOFTWARE		222,893,720

See accompanying notes which are an integral part of the financial statements.

Annual Report	58

Common Stocks – continued
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 16.1%
Technology Hardware, Storage & Peripherals – 16.1%
3D Systems Corp. (a)	19,525	$328,020
Apple, Inc.	940,905	139,940,801
Cray, Inc. (a)	7,161	147,517
Diebold Nixdorf, Inc.	12,086	282,812
Eastman Kodak Co. (a)	3,698	35,131
Electronics For Imaging, Inc. (a)	8,281	402,291
Hewlett Packard Enterprise Co.	298,093	5,219,608
HP, Inc.	303,073	5,788,694
Immersion Corp. (a)	4,998	42,683
NCR Corp. (a)	22,421	848,635
NetApp, Inc.	49,514	2,149,898
Pure Storage, Inc. Class A (a)	12,498	150,851
Seagate Technology PLC	53,081	1,749,550
Super Micro Computer, Inc. (a)	6,950	186,607
Western Digital Corp.	51,638	4,395,427
Xerox Corp.	38,916	1,193,554

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		162,862,079

TOTAL COMMON STOCKS (Cost $845,653,514)		1,008,953,001

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.90% (b) (Cost $836,809)	836,809	$836,809

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $846,490,323)		1,009,789,810

NET OTHER ASSETS (LIABILITIES) – 0.0%		253,674

NET ASSETS – 100.0%		$1,010,043,484

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

59	Annual Report

Fidelity MSCI Materials Index ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 66.3%
Commodity Chemicals – 6.1%
AdvanSix, Inc. (a)	7,587	$254,013
Cabot Corp.	15,480	841,028
Calgon Carbon Corp.	12,585	201,360
Hawkins, Inc.	2,361	106,127
Koppers Holdings, Inc. (a)	5,124	186,001
Kronos Worldwide, Inc.	5,758	122,761
LyondellBasell Industries N.V. Class A	85,081	7,664,947
Olin Corp.	41,140	1,212,807
Tredegar Corp.	6,155	92,941
Trinseo S.A.	10,999	773,230
Tronox Ltd. Class A	16,224	314,421
Valvoline, Inc.	50,872	1,153,268

		12,922,904

Diversified Chemicals – 20.6%
Eastman Chemical Co.	36,427	3,029,269
EI du Pont de Nemours & Co.	214,989	17,674,246
Huntsman Corp.	50,412	1,341,967
The Chemours Co.	45,706	2,176,063
The Dow Chemical Co.	301,708	19,381,722

		43,603,267

Fertilizers & Agricultural Chemicals – 9.5%
AgroFresh Solutions, Inc. (a)	5,598	43,664
American Vanguard Corp.	6,543	115,811
CF Industries Holdings, Inc.	57,967	1,701,332
FMC Corp.	33,285	2,542,308
Monsanto Co.	109,053	12,739,572
The Mosaic Co.	82,697	1,996,306
The Scotts Miracle-Gro Co. Class A	11,166	1,071,824

		20,210,817

Industrial Gases – 8.0%
Air Products & Chemicals, Inc.	54,107	7,691,310
Praxair, Inc.	70,966	9,236,934

		16,928,244

Specialty Chemicals – 22.1%
A Schulman, Inc. Class A	7,340	193,042
Albemarle Corp.	27,991	3,241,358
Ashland Global Holdings, Inc.	15,481	1,005,801
Axalta Coating Systems Ltd. (a)	53,824	1,695,456
Balchem Corp.	7,900	613,040
Celanese Corp. Class A	35,044	3,370,181
Chase Corp.	1,861	201,081
Ecolab, Inc.	65,286	8,596,208
Ferro Corp. (a)	19,723	379,471
Flotek Industries, Inc. (a)	12,738	107,254
FutureFuel Corp.	6,535	95,150
GCP Applied Technologies, Inc. (a)	17,689	535,977
HB Fuller Co.	12,471	642,506
Ingevity Corp. (a)	10,489	613,606
Innophos Holdings, Inc.	4,844	202,334

	Shares	Value
Innospec, Inc.	5,969	$372,466
International Flavors & Fragrances, Inc.	19,752	2,630,571
KMG Chemicals, Inc.	2,363	119,615
Kraton Corp. (a)	7,726	287,407
Minerals Technologies, Inc.	8,698	615,818
NewMarket Corp.	2,357	1,084,479
OMNOVA Solutions, Inc. (a)	11,194	105,224
Platform Specialty Products Corp. (a)	55,403	776,196
PolyOne Corp.	20,438	747,622
PPG Industries, Inc.	63,930	6,728,632
Quaker Chemical Corp.	3,299	468,029
Rayonier Advanced Materials, Inc.	10,747	160,238
RPM International, Inc.	33,216	1,722,914
Sensient Technologies Corp.	11,043	821,157
Stepan Co.	5,024	412,822
The Sherwin-Williams Co.	20,882	7,042,872
WR Grace & Co.	16,982	1,171,079

		46,759,606

TOTAL CHEMICALS		140,424,838

CONSTRUCTION MATERIALS – 4.6%
Construction Materials – 4.6%
Eagle Materials, Inc.	12,041	1,133,058
Forterra, Inc. (a)	4,787	42,748
Martin Marietta Materials, Inc.	15,683	3,551,102
Summit Materials, Inc. Class A (a)	26,327	748,740
United States Lime & Minerals, Inc.	547	44,427
US Concrete, Inc. (a)	3,720	291,462
Vulcan Materials Co.	32,912	4,052,125

TOTAL CONSTRUCTION MATERIALS		9,863,662

CONTAINERS & PACKAGING – 13.8%
Metal & Glass Containers – 4.9%
Aptargroup, Inc.	15,502	1,254,577
Ball Corp.	82,589	3,460,479
Berry Plastics Group, Inc. (a)	30,405	1,705,113
Crown Holdings, Inc. (a)	34,713	2,064,382
Greif, Inc.	1,096	65,650
Greif, Inc. Class A	6,391	358,471
Myers Industries, Inc.	5,896	100,232
Owens-Illinois, Inc. (a)	38,346	916,469
Silgan Holdings, Inc.	19,185	581,306

		10,506,679

Paper Packaging – 8.9%
Avery Dennison Corp.	22,247	2,067,414
Bemis Co., Inc.	23,001	974,552
Graphic Packaging Holding Co.	77,639	1,024,058
International Paper Co.	97,152	5,341,417
Packaging Corp. of America	23,431	2,565,226

See accompanying notes which are an integral part of the financial statements.

Annual Report	60

Common Stocks – continued
	Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Sealed Air Corp.	48,084	$2,092,135
Sonoco Products Co.	24,717	1,198,280
WestRock Co.	62,267	3,575,371

		18,838,453

TOTAL CONTAINERS & PACKAGING		29,345,132

METALS & MINING – 13.3%
Aluminum – 1.1%
Alcoa Corp.	45,805	1,667,302
Century Aluminum Co. (a)	12,982	217,838
Kaiser Aluminum Corp.	4,356	423,795

		2,308,935

Copper – 2.4%
Freeport-McMoRan, Inc. (a)	341,445	4,991,926

Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	8,411	580,780
Materion Corp.	4,945	190,135

		770,915

Gold – 3.0%
McEwen Mining, Inc.	58,369	152,343
Newmont Mining Corp.	132,078	4,909,339
Royal Gold, Inc.	16,246	1,407,879

		6,469,561

Silver – 0.4%
Coeur Mining, Inc. (a)	45,033	372,873
Hecla Mining Co.	98,443	532,577

		905,450

Steel – 6.0%
AK Steel Holding Corp. (a)	78,148	442,318
Allegheny Technologies, Inc.	27,000	511,380
Carpenter Technology Corp.	11,611	469,433
Cliffs Natural Resources, Inc. (a)	68,079	525,570
Commercial Metals Co.	28,771	535,141
Haynes International, Inc.	3,115	97,437
Nucor Corp.	79,196	4,567,233
Reliance Steel & Aluminum Co.	18,117	1,310,946
Ryerson Holding Corp. (a)	4,156	35,949
Schnitzer Steel Industries, Inc. Class A	6,636	171,209
Steel Dynamics, Inc.	60,294	2,135,010
SunCoke Energy, Inc. (a)	14,352	128,450
TimkenSteel Corp. (a)	9,274	147,364

	Shares	Value
United States Steel Corp.	42,904	$1,007,815
Worthington Industries, Inc.	11,858	600,845

		12,686,100

TOTAL METALS & MINING		28,132,887

PAPER & FOREST PRODUCTS – 1.8%
Forest Products – 0.7%
Boise Cascade Co. (a)	9,555	289,994
Deltic Timber Corp.	2,713	195,689
Louisiana-Pacific Corp. (a)	35,916	901,851

		1,387,534

Paper Products – 1.1%
Clearwater Paper Corp. (a)	4,088	200,925
Domtar Corp.	15,528	606,524
KapStone Paper and Packaging Corp.	21,639	494,667
Mercer International, Inc.	11,327	124,597
Neenah Paper, Inc.	4,172	333,343
PH Glatfelter Co.	10,813	221,342
Resolute Forest Products, Inc. (a)	14,443	67,160
Schweitzer-Mauduit International, Inc.	7,659	294,259

		2,342,817

TOTAL PAPER & FOREST PRODUCTS		3,730,351

TOTAL COMMON STOCKS (Cost $197,630,749)		211,496,870

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.90% (b) (Cost $116,800)	116,800	116,800

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $197,747,549)		211,613,670

NET OTHER ASSETS (LIABILITIES) – 0.1%		317,637

NET ASSETS – 100.0%		$211,931,307

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

61	Annual Report

Fidelity MSCI Real Estate Index ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.5%
Diversified REIT’s – 6.3%
American Assets Trust, Inc.	13,516	$548,885
Armada Hoffler Properties, Inc.	17,928	237,725
Colony NorthStar, Inc. Class A	199,508	2,920,797
Empire State Realty Trust, Inc. Class A	50,513	1,055,217
First Potomac Realty Trust	23,708	263,870
Forest City Realty Trust, Inc. Class A	77,637	1,892,790
Gladstone Commercial Corp.	10,215	217,375
Global Net Lease, Inc.	25,637	564,014
Gramercy Property Trust	56,694	1,713,293
Investors Real Estate Trust	49,089	305,334
iStar, Inc. (a)	25,869	309,135
Lexington Realty Trust	82,001	834,770
Liberty Property Trust	54,870	2,305,637
One Liberty Properties, Inc.	5,786	142,220
PS Business Parks, Inc.	7,775	1,045,426
RAIT Financial Trust	14,292	28,584
Select Income REIT	26,012	610,502
Spirit Realty Capital, Inc.	183,485	1,455,036
STORE Capital Corp.	64,868	1,517,262
VEREIT, Inc.	363,542	3,021,034
Washington Real Estate Investment Trust	28,523	953,524
WP Carey, Inc.	39,689	2,719,093

		24,661,523

Health Care REIT’s – 10.1%
Care Capital Properties, Inc.	23,751	575,249
CareTrust REIT, Inc.	25,973	473,748
HCP, Inc.	174,726	5,530,078
Healthcare Realty Trust, Inc.	44,156	1,470,395
Healthcare Trust of America, Inc.
Class A	72,244	2,209,944
LTC Properties, Inc.	15,238	786,890
Medical Properties Trust, Inc.	135,552	1,759,465
National Health Investors, Inc.	15,134	1,169,101
New Senior Investment Group, Inc.	30,721	319,191
Omega Healthcare Investors, Inc.	73,443	2,320,064
Physicians Realty Trust	67,485	1,256,571
Quality Care Properties, Inc. (a)	36,235	609,473
Sabra Health Care REIT, Inc.	25,377	588,746
Senior Housing Properties Trust	56,249	1,094,043
Universal Health Realty Income Trust	5,055	391,661
Ventas, Inc.	132,348	8,913,638
Welltower, Inc.	135,309	9,930,328

		39,398,585

Hotel & Resort REIT’s – 5.0%
Apple Hospitality REIT, Inc.	80,371	1,483,649
Ashford Hospitality Prime, Inc.	6,388	66,180
Ashford Hospitality Trust, Inc.	39,141	246,197
Chatham Lodging Trust	10,941	226,260

	Shares	Value
Chesapeake Lodging Trust	22,974	$579,634
DiamondRock Hospitality Co.	76,824	897,304
FelCor Lodging Trust, Inc.	49,583	365,923
Hersha Hospitality Trust	16,679	312,898
Hospitality Properties Trust	35,511	1,031,950
Host Hotels & Resorts, Inc.	275,892	5,148,145
LaSalle Hotel Properties	42,298	1,249,483
MGM Growth Properties LLC	22,161	663,279
Park Hotels & Resorts, Inc.	57,012	1,535,333
Pebblebrook Hotel Trust	27,639	930,605
RLJ Lodging Trust	47,696	1,009,247
Ryman Hospitality Properties, Inc.	17,238	1,078,926
Summit Hotel Properties, Inc.	39,682	711,498
Sunstone Hotel Investors, Inc.	83,773	1,363,824
Xenia Hotels & Resorts, Inc.	40,724	827,512

		19,727,847

Industrial REIT’s – 5.8%
DCT Industrial Trust, Inc.	34,763	1,958,547
Duke Realty Corp.	132,696	3,793,779
EastGroup Properties, Inc.	12,729	1,109,714
First Industrial Realty Trust, Inc.	44,626	1,361,986
Monmouth Real Estate Investment Corp. Class A	25,114	387,007
Prologis, Inc.	197,553	12,013,198
Rexford Industrial Realty, Inc.	25,663	731,909
STAG Industrial, Inc.	31,380	856,360
Terreno Realty Corp.	18,323	634,342

		22,846,842

Office REIT’s – 10.6%
Alexandria Real Estate Equities, Inc.	33,170	4,021,862
Boston Properties, Inc.	57,394	6,939,508
Brandywine Realty Trust	66,759	1,122,219
Columbia Property Trust, Inc.	46,796	1,017,813
Corporate Office Properties Trust	37,469	1,247,343
Cousins Properties, Inc.	159,005	1,461,256
Douglas Emmett, Inc.	54,951	2,102,425
Easterly Government Properties, Inc.	12,803	255,932
Equity Commonwealth (a)	47,053	1,485,934
Franklin Street Properties Corp.	39,946	422,229
Government Properties Income Trust	16,775	297,421
Highwoods Properties, Inc.	38,442	1,980,532
Hudson Pacific Properties, Inc.	58,504	1,914,251
JBG SMITH (a)	31,865	1,130,570
Kilroy Realty Corp.	36,498	2,533,326
Mack-Cali Realty Corp.	32,670	857,261
New York REIT, Inc.	64,250	555,120
NorthStar Realty Europe Corp.	21,459	277,036
Paramount Group, Inc.	74,227	1,215,096
Parkway, Inc.	17,408	400,558
Piedmont Office Realty Trust, Inc. Class A	55,372	1,163,366

See accompanying notes which are an integral part of the financial statements.

Annual Report	62

Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Office REIT’s – continued
SL Green Realty Corp.	37,536	$3,876,343
Tier REIT, Inc.	18,951	350,214
Vornado Realty Trust	63,725	5,056,579

		41,684,194

Residential REIT’s – 13.6%
Altisource Residential Corp.	20,663	268,826
American Campus Communities, Inc.	49,828	2,388,754
American Homes 4 Rent Class A	87,315	2,009,118
Apartment Investment & Management Co. Class A	58,613	2,669,822
AvalonBay Communities, Inc.	51,252	9,858,322
Camden Property Trust	32,672	2,930,678
Education Realty Trust, Inc.	27,937	1,049,034
Equity Lifestyle Properties, Inc.	30,769	2,686,134
Equity Residential	137,002	9,324,356
Essex Property Trust, Inc.	24,462	6,401,705
Independence Realty Trust, Inc.	20,043	202,635
Mid-America Apartment Communities, Inc.	42,375	4,387,084
Monogram Residential Trust, Inc.	60,847	727,730
NexPoint Residential Trust, Inc.	6,664	167,200
Starwood Waypoint Homes	47,318	1,654,237
Sun Communities, Inc.	29,233	2,602,029
UDR, Inc.	99,784	3,900,557
UMH Properties, Inc.	11,223	185,629

		53,413,850

Retail REIT’s – 15.6%
Acadia Realty Trust	31,117	925,420
Agree Realty Corp.	11,000	540,870
Alexander’s, Inc.	913	397,146
Brixmor Property Group, Inc.	112,843	2,210,594
CBL & Associates Properties, Inc.	62,292	547,547
Cedar Realty Trust, Inc.	35,879	185,853
DDR Corp.	118,723	1,209,787
Federal Realty Investment Trust	26,910	3,569,073
Getty Realty Corp.	10,932	284,013
GGP, Inc.	231,186	5,227,115
Kimco Realty Corp.	158,884	3,206,279
Kite Realty Group Trust	22,877	469,665
National Retail Properties, Inc.	54,962	2,197,381
Pennsylvania Real Estate Investment Trust	27,708	329,448
Ramco-Gershenson Properties Trust	28,700	404,383
Realty Income Corp.	97,130	5,542,238
Regency Centers Corp.	57,035	3,776,858
Retail Opportunity Investments Corp.	42,035	852,470
Retail Properties of America, Inc. Class A	90,311	1,194,815
Saul Centers, Inc.	5,140	304,082

	Shares	Value
Seritage Growth Properties, Class A	9,155	$428,179
Simon Property Group, Inc.	119,360	18,918,560
Tanger Factory Outlet Centers, Inc.	36,806	972,783
Taubman Centers, Inc.	22,998	1,307,896
The Macerich Co.	45,661	2,620,485
Urban Edge Properties	40,958	1,029,275
Urstadt Biddle Properties, Inc. Class A	11,077	231,952
Washington Prime Group, Inc.	71,931	648,818
Weingarten Realty Investors	46,200	1,499,652

		61,032,637

Specialized REIT’s – 29.5%
American Tower Corp.	159,431	21,735,228
CatchMark Timber Trust, Inc. Class A	16,221	186,704
CoreCivic, Inc.	44,794	1,240,794
CoreSite Realty Corp.	12,888	1,399,379
Crown Castle International Corp.	150,259	15,113,050
CubeSmart	68,273	1,683,612
CyrusOne, Inc.	29,589	1,766,759
Digital Realty Trust, Inc.	59,346	6,844,968
DuPont Fabros Technology, Inc.	29,330	1,828,139
EPR Properties	24,104	1,744,648
Equinix, Inc.	28,706	12,938,655
Extra Space Storage, Inc.	46,991	3,735,784
Four Corners Property Trust, Inc.	23,311	591,633
Gaming and Leisure Properties, Inc.	74,268	2,817,728
InfraREIT, Inc. (a)	17,365	390,539
Iron Mountain, Inc.	93,523	3,407,043
Lamar Advertising Co. Class A	31,251	2,205,383
Life Storage, Inc.	17,668	1,290,471
National Storage Affiliates Trust	16,971	389,654
Outfront Media, Inc.	52,728	1,205,889
Potlatch Corp.	15,587	745,838
Public Storage	58,205	11,965,202
QTS Realty Trust, Inc. Class A	18,266	976,683
Rayonier, Inc.	46,724	1,358,267
SBA Communications Corp. (a)	45,159	6,211,620
The Geo Group, Inc.	46,196	1,355,853
Uniti Group, Inc. (a)	61,268	1,568,461
Weyerhaeuser Co.	279,531	9,230,114

		115,928,098

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		378,693,576

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.4%
Diversified Real Estate Activities – 0.3%
Alexander & Baldwin, Inc.	17,873	749,415
Tejon Ranch Co. (a)	7,510	157,560
The RMR Group, Inc. Class A	2,671	130,478
The St Joe Co. (a)	14,486	261,472

		1,298,925

See accompanying notes which are an integral part of the financial statements.

63	Annual Report

Fidelity MSCI Real Estate Index ETF

Investments – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Development – 0.5%
Forestar Group, Inc. (a)	5,334	$91,478
The Howard Hughes Corp. (a)	14,225	1,789,647

		1,881,125

Real Estate Operating Companies – 0.2%
Kennedy-Wilson Holdings, Inc.	37,528	754,313

Real Estate Services – 2.4%
Altisource Portfolio Solutions S.A. (a)	5,795	151,191
CBRE Group, Inc. Class A (a)	113,287	4,303,773
HFF, Inc. Class A	14,064	516,430
Jones Lang LaSalle, Inc.	16,891	2,148,873
Marcus & Millichap, Inc. (a)	7,071	181,018
RE/MAX Holdings, Inc. Class A	6,998	406,934
Realogy Holdings Corp.	52,868	1,755,218

		9,463,437

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		13,397,800

TOTAL COMMON STOCKS (Cost $391,233,387)		392,091,376

Money Market Funds – 0.0%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.90% (b) (Cost $239,798)	239,798	$239,798

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $391,473,185)		392,331,174

NET OTHER ASSETS (LIABILITIES) – 0.1%		206,358

NET ASSETS – 100.0%		$392,537,532

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	64

Fidelity MSCI Telecommunication Services Index ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 84.9%
Alternative Carriers – 21.7%
Cogent Communications Holdings, Inc.	49,796	$2,078,983
Globalstar, Inc. (a)	1,157,041	2,140,526
Iridium Communications, Inc. (a)	194,206	1,932,350
Level 3 Communications, Inc. (a)	87,074	5,109,502
Lumos Networks Corp. (a)	109,120	1,954,339
ORBCOMM, Inc. (a)	209,577	2,433,189
pdvWireless, Inc. (a)	72,194	1,783,192
Straight Path Communications, Inc. (a)	14,951	2,682,209
Vonage Holdings Corp. (a)	307,378	2,031,769
Zayo Group Holdings, Inc. (a)	91,691	3,006,548

		25,152,607

Integrated Telecommunication Services – 63.2%
AT&T, Inc.	679,527	26,501,553
ATN International, Inc.	27,659	1,604,222
CenturyLink, Inc.	189,669	4,413,598
Cincinnati Bell, Inc. (a)	103,717	1,934,322
Consolidated Communications Holdings, Inc.	184,619	3,323,142
Frontier Communications Corp.	96,499	1,477,400
General Communication, Inc. Class A (a)	69,623	2,970,813
IDT Corp. Class B	97,570	1,445,012
Verizon Communications, Inc.	573,346	27,749,946
Windstream Holding, Inc.	462,018	1,751,048

		73,171,056

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		98,323,663

WIRELESS TELECOMMUNICATION SERVICES – 15.1%
Wireless Telecommunication Services – 15.1%
Boingo Wireless, Inc. (a)	149,979	2,224,188

	Shares	Value
Shenandoah Telecommunications Co.	64,729	$1,990,417
Spok Holdings, Inc.	98,869	1,621,451
Sprint Corp. (a)	375,215	2,994,216
Telephone & Data Systems, Inc.	79,439	2,258,451
T-Mobile US, Inc. (a)	76,565	4,720,998
United States Cellular Corp. (a)	43,434	1,645,280

TOTAL WIRELESS TELECOMMUNICATION SERVICES		17,455,001

TOTAL COMMON STOCKS (Cost $113,744,400)		115,778,664

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.90% (b) (Cost $54,229)	54,229	54,229

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $113,798,629)		115,832,893

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(14,887)

NET ASSETS – 100.0%		$115,818,006

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

65	Annual Report

Fidelity MSCI Utilities Index ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ELECTRIC UTILITIES – 57.6%
Electric Utilities – 57.6%
ALLETE, Inc.	17,084	$1,251,745
Alliant Energy Corp.	77,757	3,151,491
American Electric Power Co., Inc.	167,972	11,848,745
Duke Energy Corp.	238,991	20,342,914
Edison International	111,299	8,757,005
El Paso Electric Co.	13,875	720,113
Entergy Corp.	61,283	4,701,632
Eversource Energy	108,250	6,580,517
Exelon Corp.	316,530	12,135,760
FirstEnergy Corp.	151,154	4,823,324
Great Plains Energy, Inc.	73,559	2,270,031
Hawaiian Electric Industries, Inc.	37,131	1,224,952
IDACORP, Inc.	17,226	1,487,637
MGE Energy, Inc.	11,850	788,617
NextEra Energy, Inc.	159,729	23,334,810
OGE Energy Corp.	68,180	2,444,935
Otter Tail Corp.	12,086	488,879
PG&E Corp.	173,462	11,741,643
Pinnacle West Capital Corp.	38,035	3,298,776
PNM Resources, Inc.	27,199	1,083,880
Portland General Electric Co.	30,354	1,356,520
PPL Corp.	232,499	8,911,687
Spark Energy Inc.	3,944	82,035
The Southern Co.	338,550	16,226,701
Westar Energy, Inc.	48,494	2,461,070
Xcel Energy, Inc.	173,271	8,197,451

TOTAL ELECTRIC UTILITIES		159,712,870

GAS UTILITIES – 5.8%
Gas Utilities – 5.8%
Atmos Energy Corp.	35,939	3,118,067
Chesapeake Utilities Corp.	5,278	407,725
National Fuel Gas Co.	26,209	1,551,835
New Jersey Resources Corp.	29,474	1,242,329
Northwest Natural Gas Co.	9,797	618,191
ONE Gas, Inc.	17,840	1,298,395
South Jersey Industries, Inc.	27,174	923,101
Southwest Gas Holdings, Inc.	16,243	1,301,064
Spire, Inc.	15,613	1,133,504
UGI Corp.	59,093	2,982,424
WGL Holdings, Inc.	17,487	1,498,986

TOTAL GAS UTILITIES		16,075,621

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.8%
Independent Power Producers & Energy Traders – 2.9%
AES Corp.	225,042	2,515,969
Calpine Corp. (a)	123,373	1,774,104
Dynegy, Inc. (a)	42,400	380,752
NRG Energy, Inc.	107,772	2,653,347

	Shares	Value
NRG Yield, Inc. Class A	11,822	$215,515
NRG Yield, Inc. Class C	21,382	397,705

		7,937,392

Renewable Electricity – 0.9%
8Point3 Energy Partners LP	9,634	142,102
NextEra Energy Partners LP	18,484	761,910
Ormat Technologies, Inc.	12,734	755,126
Pattern Energy Group, Inc.	23,853	598,710
TerraForm Global, Inc. Class A (a)	27,125	138,338
TerraForm Power, Inc. Class A (a)	20,290	271,886

		2,668,072

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		10,605,464

MULTI-UTILITIES – 29.4%
Multi-Utilities – 29.4%
Ameren Corp.	82,886	4,649,905
Avista Corp.	22,094	1,162,365
Black Hills Corp.	18,224	1,269,484
CenterPoint Energy, Inc.	139,783	3,940,483
CMS Energy Corp.	95,620	4,421,469
Consolidated Edison, Inc.	104,210	8,634,841
Dominion Energy, Inc.	214,569	16,560,435
DTE Energy Co.	61,296	6,562,350
MDU Resources Group, Inc.	63,405	1,670,722
NiSource, Inc.	110,529	2,880,386
NorthWestern Corp.	16,612	960,007
Public Service Enterprise Group, Inc.	172,927	7,776,527
SCANA Corp.	46,365	2,984,515
Sempra Energy	81,152	9,170,987
Unitil Corp.	4,815	244,361
Vectren Corp.	28,338	1,703,397
WEC Energy Group, Inc.	107,816	6,789,174

TOTAL MULTI-UTILITIES		81,381,408

WATER UTILITIES – 3.3%
Water Utilities – 3.3%
American States Water Co.	12,519	619,065
American Water Works Co., Inc.	60,879	4,937,287
Aqua America, Inc.	60,619	2,023,462
AquaVenture Holdings Ltd. (a)	5,358	85,674
California Water Service Group	16,341	635,665
Connecticut Water Service, Inc.	3,875	220,797
Middlesex Water Co.	5,578	218,881
SJW Group	5,247	277,409
The York Water Co.	4,362	151,798

TOTAL WATER UTILITIES		9,170,038

TOTAL COMMON STOCKS (Cost $264,476,682)		276,945,401

See accompanying notes which are an integral part of the financial statements.

Annual Report	66

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.90% (b) (Cost $137,555)	137,555	$137,555

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $264,614,237)		277,082,956

NET OTHER ASSETS (LIABILITIES) – 0.0%		66,038

NET ASSETS – 100.0%		$277,148,994

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

67	Annual Report

Financial Statements

Statements of Assets and Liabilities
July 31, 2017
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$293,787,854	$311,989,871	$431,042,649	$921,769,538
Receivable for investments sold	—	4,842,049	2,730	3,283
Receivable for fund shares sold	—	9,202	—	—
Dividends receivable	146,643	482,656	295,965	532,699
Interest receivable	175	140	191	574
Other receivable	38	—	—	14,643

Total assets	293,934,710	317,323,918	431,341,535	922,320,737

Liabilities
Due to custodian	—	—	—	56
Payable for investments purchased	—	4,952,283	—	519,012
Payable for fund shares redeemed	—	—	—	58,588
Accrued management fees	21,436	22,236	30,963	64,498

Total liabilities	21,436	4,974,519	30,963	642,154

Net Assets	$293,913,274	$312,349,399	$431,310,572	$921,678,583

Net Assets consist of:
Paid in capital	285,387,256	300,262,791	527,642,463	835,774,180
Undistributed net investment income	32,519	497,742	2,370,211	538,871
Accumulated undistributed net realized gain (loss) on investments	(5,458,325)	(2,713,087)	(39,438,390)	(2,629,051)
Net unrealized appreciation (depreciation) on investments	13,951,824	14,301,953	(59,263,712)	87,994,583

Net Assets	$293,913,274	$312,349,399	$431,310,572	$921,678,583

Shares outstanding	8,150,000	9,400,000	23,450,000	24,950,000

Net Asset Value, offering price and redemption price per share	$36.06	$33.23	$18.39	$36.94

Investments at cost	$279,836,030	$297,687,918	$490,306,361	$833,774,955

See accompanying notes which are an integral part of the financial statements.

Annual Report	68

Statements of Assets and Liabilities
July 31, 2017
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$818,819,411	$354,466,975	$1,009,789,810	$211,613,670
Receivable for investments sold	—	—	56,324	—
Receivable for fund shares sold	—	—	—	7,249
Dividends receivable	499,082	187,175	261,574	332,752
Interest receivable	438	180	465	111
Other receivable	991	—	6,411	—

Total assets	819,319,922	354,654,330	1,010,114,584	211,953,782

Liabilities
Due to custodian	—	—	—	—
Payable for investments purchased	551,731	43,375	—	—
Payable for fund shares redeemed	—	—	—	7,214
Accrued management fees	58,469	25,448	71,100	15,261

Total liabilities	610,200	68,823	71,100	22,475

Net Assets	$818,709,722	$354,585,507	$1,010,043,484	$211,931,307

Net Assets consist of:
Paid in capital	758,130,838	323,203,636	850,290,407	200,903,941
Undistributed net investment income	1,079,805	344,297	551,089	317,298
Accumulated undistributed net realized gain (loss) on investments	(11,277,479)	(3,071,415)	(4,097,499)	(3,156,053)
Net unrealized appreciation (depreciation) on investments	70,776,558	34,108,989	163,299,487	13,866,121

Net Assets	$818,709,722	$354,585,507	$1,010,043,484	$211,931,307

Shares outstanding	21,300,000	10,150,000	22,700,000	6,700,000

Net Asset Value, offering price and redemption price per share	$38.44	$34.93	$44.50	$31.63

Investments at cost	$748,042,853	$320,357,986	$846,490,323	$197,747,549

See accompanying notes which are an integral part of the financial statements.

69	Annual Report

Financial Statements – continued

Statements of Assets and Liabilities

July 31, 2017
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$392,331,174	$115,832,893	$277,082,956
Receivable for investments sold	—	—	—
Receivable for fund shares sold	55,200	33,534	—
Dividends receivable	208,494	720,192	86,395
Interest receivable	417	37	122
Other receivable	—	—	—

Total assets	392,595,285	116,586,656	277,169,473

Liabilities
Due to custodian	—	—	—
Payable for investments purchased	31,193	760,337	—
Payable for fund shares redeemed	—	—	—
Accrued management fees	26,560	8,313	20,479

Total liabilities	57,753	768,650	20,479

Net Assets	$392,537,532	$115,818,006	$277,148,994

Net Assets consist of:
Paid in capital	394,222,432	109,365,829	267,151,650
Undistributed net investment income	—	388,676	12,231
Accumulated undistributed net realized gain (loss) on investments	(2,542,889)	4,029,237	(2,483,606)
Net unrealized appreciation (depreciation) on investments	857,989	2,034,264	12,468,719

Net Assets	$392,537,532	$115,818,006	$277,148,994

Shares outstanding	16,000,000	3,550,000	8,000,000

Net Asset Value, offering price and redemption price per share	$24.53	$32.62	$34.64

Investments at cost	$391,473,185	$113,798,629	$264,614,237

See accompanying notes which are an integral part of the financial statements.

Annual Report	70

Statements of Operations
For the year ended July 31, 2017
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Investment Income
Dividends	$4,063,734	$7,278,896	$13,761,816	$11,027,170
Interest	1,058	1,095	1,133	2,765

Total income	4,064,792	7,279,991	13,762,949	11,029,935

Expenses
Management fees	211,128	224,975	376,109	490,453
Independent trustees’ compensation	5,655	6,066	10,366	12,236

Total expenses	216,783	231,041	386,475	502,689

Net investment income (loss)	3,848,009	7,048,950	13,376,474	10,527,246

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,458,852)	329,293	(14,405,710)	231,498
Net realized gain (loss) on In-kind redemptions	10,154,560	6,436,402	14,912,005	10,321,645

Total net realized gain (loss)	7,695,708	6,765,695	506,295	10,553,143

Change in net unrealized appreciation (depreciation) on investment securities	21,371,316	(6,178,834)	(22,293,670)	98,050,134

Net gain (loss)	29,067,024	586,861	(21,787,375)	108,603,277

Net increase (decrease) in net assets resulting from operations	$32,915,033	$7,635,811	$(8,410,901)	$119,130,523

See accompanying notes which are an integral part of the financial statements.

71	Annual Report

Financial Statements – continued

Statements of Operations
For the year ended July 31, 2017
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Investment Income
Dividends	$10,077,761	$5,132,306	$8,704,754	$3,470,291
Interest	2,429	1,148	2,591	741

Total income	10,080,190	5,133,454	8,707,345	3,471,032

Expenses
Management fees	539,375	218,173	559,689	141,338
Independent trustees’ compensation	14,336	5,623	14,117	3,692

Total expenses	553,711	223,796	573,806	145,030

Net investment income (loss)	9,526,479	4,909,658	8,133,539	3,326,002

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(3,110,059)	(997,322)	1,169,021	(1,333,157)
Net realized gain (loss) on In-kind redemptions	7,429,228	4,252,433	14,695,141	7,801,041

Total net realized gain (loss)	4,319,169	3,255,111	15,864,162	6,467,884

Change in net unrealized appreciation (depreciation) on investment securities	49,461,351	33,201,447	149,979,218	14,449,014

Net gain (loss)	53,780,520	36,456,558	165,843,380	20,916,898

Net increase (decrease) in net assets resulting from operations	$63,306,999	$41,366,216	$173,976,919	$24,242,900

See accompanying notes which are an integral part of the financial statements.

Annual Report	72

Statements of Operations
For the year ended July 31, 2017
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$7,213,121	$3,575,526	$7,963,145
Interest	1,292	444	952

Total income	7,214,413	3,575,970	7,964,097

Expenses
Management fees	201,722	110,799	196,474
Independent trustees’ compensation	5,090	3,144	5,300

Total expenses	206,812	113,943	201,774

Net investment income (loss)	7,007,601	3,462,027	7,762,323

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,360,186)	4,721,934	(495,565)
Net realized gain (loss) on In-kind redemptions	4,819,884	13,923,093	11,495,108

Total net realized gain (loss)	2,459,698	18,645,027	10,999,543

Change in net unrealized appreciation (depreciation) on investment securities	(12,304,082)	(21,103,848)	(8,322,969)

Net gain (loss)	(9,844,384)	(2,458,821)	2,676,574

Net increase (decrease) in net assets resulting from operations	$(2,836,783)	$1,003,206	$10,438,897

See accompanying notes which are an integral part of the financial statements.

73	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Discretionary Index ETF		Fidelity MSCI Consumer Staples Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,848,009	$3,672,372	$7,048,950	$6,013,205
Net realized gain (loss)	7,695,708	9,615,533	6,765,695	6,854,388
Change in net unrealized appreciation (depreciation)	21,371,316	(22,169,428)	(6,178,834)	12,152,519

Net increase (decrease) in net assets resulting from operations	32,915,033	(8,881,523)	7,635,811	25,020,112

Distributions to shareholders from net investment income	(3,848,250)	(3,868,300)	(6,993,800)	(5,920,950)

Share transactions
Proceeds from sales of shares	83,406,456	202,257,883	96,862,800	220,278,658
Cost of shares redeemed	(80,881,472)	(226,980,453)	(70,659,144)	(158,470,480)

Net increase (decrease) in net assets resulting from share transactions	2,524,984	(24,722,570)	26,203,656	61,808,178

Total increase (decrease) in net assets	31,591,767	(37,472,393)	26,845,667	80,907,340

Net Assets
Beginning of year	262,321,507	299,793,900	285,503,732	204,596,392

End of year	$293,913,274	$262,321,507	$312,349,399	$285,503,732

Undistributed net investment income included in net assets at end of year	$32,519	$30,956	$497,742	$442,592

Other Information
Shares
Sold	2,450,000	6,500,000	2,950,000	7,350,000
Redeemed	(2,500,000)	(7,650,000)	(2,250,000)	(5,400,000)

Net increase (decrease)	(50,000)	(1,150,000)	700,000	1,950,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	74

Statements of Changes in Net Assets
	Fidelity MSCI Energy Index ETF		Fidelity MSCI Financials Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,376,474	$8,792,702	$10,527,246	$5,623,227
Net realized gain (loss)	506,295	(27,444,867)	10,553,143	(5,681,305)
Change in net unrealized appreciation (depreciation)	(22,293,670)	29,635,964	98,050,134	(18,501,301)

Net increase (decrease) in net assets resulting from operations	(8,410,901)	10,983,799	119,130,523	(18,559,379)

Distributions to shareholders from net investment income	(11,177,800)	(8,829,100)	(10,082,500)	(5,983,150)

Share transactions
Proceeds from sales of shares	100,894,324	180,786,099	633,770,202	121,969,148
Cost of shares redeemed	(80,034,201)	(9,300,501)	(58,629,543)	(203,948,262)

Net increase (decrease) in net assets resulting from share transactions	20,860,123	171,485,598	575,140,659	(81,979,114)

Total increase (decrease) in net assets	1,271,422	173,640,297	684,188,682	(106,521,643)
Net Assets
Beginning of year	430,039,150	256,398,853	237,489,901	344,011,544

End of year	$431,310,572	$430,039,150	$921,678,583	$237,489,901

Undistributed net investment income included in net assets at end of year	$2,370,211	$171,537	$538,871	$—

Other Information
Shares
Sold	5,000,000	10,100,000	18,400,000	4,250,000
Redeemed	(4,150,000)	(500,000)	(1,750,000)	(7,500,000)

Net increase (decrease)	850,000	9,600,000	16,650,000	(3,250,000)

See accompanying notes which are an integral part of the financial statements.

75	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Health Care Index ETF		Fidelity MSCI Industrials Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,526,479	$8,578,853	$4,909,658	$2,444,926
Net realized gain (loss)	4,319,169	16,027,115	3,255,111	(3,153,096)
Change in net unrealized appreciation (depreciation)	49,461,351	(72,464,270)	33,201,447	7,067,172

Net increase (decrease) in net assets resulting from operations	63,306,999	(47,858,302)	41,366,216	6,359,002

Distributions to shareholders from net investment income	(9,330,050)	(8,760,450)	(4,608,750)	(2,441,900)

Share transactions
Proceeds from sales of shares	186,872,274	166,181,657	187,006,431	164,215,380
Cost of shares redeemed	(64,263,827)	(268,151,563)	(27,227,864)	(153,116,895)

Net increase (decrease) in net assets resulting from share transactions	122,608,447	(101,969,906)	159,778,567	11,098,485

Total increase (decrease) in net assets	176,585,396	(158,588,658)	196,536,033	15,015,587

Net Assets
Beginning of year	642,124,326	800,712,984	158,049,474	143,033,887

End of year	$818,709,722	$642,124,326	$354,585,507	$158,049,474

Undistributed net investment income included in net assets at end of year	$1,079,805	$311,841	$344,297	$42,250

Other Information
Shares
Sold	5,200,000	4,850,000	5,750,000	5,900,000
Redeemed	(1,900,000)	(8,400,000)	(850,000)	(5,750,000)

Net increase (decrease)	3,300,000	(3,550,000)	4,900,000	150,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	76

Statements of Changes in Net Assets
	Fidelity MSCI Information Technology Index ETF		Fidelity MSCI Materials Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,133,539	$5,403,104	$3,326,002	$1,485,956
Net realized gain (loss)	15,864,162	16,910,614	6,467,884	(15,531,042)
Change in net unrealized appreciation (depreciation)	149,979,218	(9,630,663)	14,449,014	12,480,147

Net increase (decrease) in net assets resulting from operations	173,976,919	12,683,055	24,242,900	(1,564,939)

Distributions to shareholders from net investment income	(7,809,700)	(5,383,850)	(3,068,600)	(1,462,950)

Share transactions
Proceeds from sales of shares	468,154,978	282,125,618	122,309,405	132,685,632
Cost of shares redeemed	(55,670,081)	(281,405,715)	(54,877,050)	(129,385,021)

Net increase (decrease) in net assets resulting from share transactions	412,484,897	719,903	67,432,355	3,300,611

Total increase (decrease) in net assets	578,652,116	8,019,108	88,606,655	272,722

Net Assets
Beginning of year	431,391,368	423,372,260	123,324,652	123,051,930

End of year	$1,010,043,484	$431,391,368	$211,931,307	$123,324,652

Undistributed net investment income included in net assets at end of year	$551,089	$123,377	$317,298	$59,896

Other Information
Shares
Sold	11,750,000	8,600,000	4,150,000	5,250,000
Redeemed	(1,400,000)	(9,200,000)	(1,900,000)	(5,550,000)

Net increase (decrease)	10,350,000	(600,000)	2,250,000	(300,000)

See accompanying notes which are an integral part of the financial statements.

77	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Real Estate Index ETF		Fidelity MSCI Telecommunication Services Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,007,601	$2,125,983	$3,462,027	$2,966,226
Net realized gain (loss)	2,459,698	884,846	18,645,027	1,476,206
Change in net unrealized appreciation (depreciation)	(12,304,082)	14,803,602	(21,103,848)	23,239,724

Net increase (decrease) in net assets resulting from operations	(2,836,783)	17,814,431	1,003,206	27,682,156

Distributions to shareholders from net investment income	(8,640,100)	(2,375,400)	(3,777,050)	(2,437,350)

Share transactions
Proceeds from sales of shares	322,848,347	150,719,714	33,716,266	137,260,776
Cost of shares redeemed	(102,228,174)	(8,700,743)	(90,063,955)	(69,473,964)

Net increase (decrease) in net assets resulting from share transactions	220,620,173	142,018,971	(56,347,689)	67,786,812

Total increase (decrease) in net assets	209,143,290	157,458,002	(59,121,533)	93,031,618

Net Assets
Beginning of year	183,394,242	25,936,240	174,939,539	81,907,921

End of year	$392,537,532	$183,394,242	$115,818,006	$174,939,539

Undistributed net investment income included in net assets at end of year	$—	$—	$388,676	$703,699

Other Information
Shares
Sold	13,300,000	6,300,000	1,050,000	5,050,000
Redeemed	(4,400,000)	(350,000)	(2,950,000)	(2,650,000)

Net increase (decrease)	8,900,000	5,950,000	(1,900,000)	2,400,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	78

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,762,323	$6,094,952
Net realized gain (loss)	10,999,543	2,515,706
Change in net unrealized appreciation (depreciation)	(8,322,969)	33,486,490

Net increase (decrease) in net assets resulting from operations	10,438,897	42,097,148

Distributions to shareholders from net investment income	(7,784,150)	(6,073,050)

Share transactions
Proceeds from sales of shares	125,186,565	257,957,666
Cost of shares redeemed	(134,361,663)	(118,488,399)

Net increase (decrease) in net assets resulting from share transactions	(9,175,098)	139,469,267

Total increase (decrease) in net assets	(6,520,351)	175,493,365

Net Assets
Beginning of year	283,669,345	108,175,980

End of year	$277,148,994	$283,669,345

Undistributed net investment income included in net assets at end of year	$12,231	$34,058

Other Information
Shares
Sold	3,750,000	8,750,000
Redeemed	(4,200,000)	(4,150,000)

Net increase (decrease)	(450,000)	4,600,000

See accompanying notes which are an integral part of the financial statements.

79	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$31.99	$32.06	$26.58	$25.17

Income from Investment Operations
Net investment income (loss)B	0.50	0.43	0.37	0.25
Net realized and unrealized gain (loss)	4.07	(0.06)	5.43	1.38

Total from investment operations	4.57	0.37	5.80	1.63

Distributions from net investment income	(0.50)	(0.44)	(0.32)	(0.22)

Total distributions	(0.50)	(0.44)	(0.32)	(0.22)

Net asset value, end of period	$36.06	$31.99	$32.06	$26.58

Total ReturnC	14.41%	1.25%	21.93%	6.47%
Ratios to Average Net AssetsD
Expense before reductions	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08%	.12%	.12%	.12	%E
Net investment income (loss)	1.49%	1.41%	1.25%	1.20	%E
Supplemental Data
Net assets, end of period (000 omitted)	$293,913	$262,322	$299,794	$75,741
Portfolio turnover rateF,G	7%	5%	8%	5	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	80

Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$32.82	$30.31	$26.16	$25.00

Income from Investment Operations
Net investment income (loss)B	0.83	0.75	0.77	0.52
Net realized and unrealized gain (loss)	0.40	2.56	4.16	1.09

Total from investment operations	1.23	3.31	4.93	1.61

Distributions from net investment income	(0.82)	(0.80)	(0.78)	(0.45)

Total distributions	(0.82)	(0.80)	(0.78)	(0.45)

Net asset value, end of period	$33.23	$32.82	$30.31	$26.16

Total ReturnC	3.82%	11.18%	19.00%	6.42%
Ratios to Average Net AssetsD
Expense before reductions	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08%	.12%	.12%	.12	%E
Net investment income (loss)	2.56%	2.45%	2.63%	2.51	%E
Supplemental Data
Net assets, end of period (000 omitted)	$312,349	$285,504	$204,596	$73,244
Portfolio turnover rateF,G	11%	10%	10%	3	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

81	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Energy Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$19.03	$19.72		$27.97	$24.98

Income from Investment Operations
Net investment income (loss)B	0.57	0.50		0.57	0.38
Net realized and unrealized gain (loss)	(0.73)	(0.69	)C	(8.31)	2.89

Total from investment operations	(0.16)	(0.19)		(7.74)	3.27

Distributions from net investment income	(0.48)	(0.50)		(0.51)	(0.28)

Total distributions	(0.48)	(0.50)		(0.51)	(0.28)

Net asset value, end of period	$18.39	$19.03		$19.72	$27.97

Total ReturnD	(0.96%)	(0.75%)		(27.95%)	13.16%
Ratios to Average Net AssetsE
Expense before reductions	.08%	.12%		.12%	.12	%F
Expenses net of fee waivers, if any	.08%	.12%		.12%	.12	%F
Expenses net of all reductions	.08%	.12%		.12%	.12	%F
Net investment income (loss)	2.91%	2.74%		2.47%	1.76	%F
Supplemental Data
Net assets, end of period (000 omitted)	$431,311	$430,039		$256,399	$145,425
Portfolio turnover rateG,H	10%	19%		8%	4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	82

Financial Highlights
	Fidelity MSCI Financials Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$28.61	$29.78	$26.61	$25.00

Income from Investment Operations
Net investment income (loss)B	0.61	0.63	0.58	0.41
Net realized and unrealized gain (loss)	8.28	(1.11)	3.15	1.56

Total from investment operations	8.89	(0.48)	3.73	1.97

Distributions from net investment income	(0.56)	(0.69)	(0.56)	(0.36)

Total distributions	(0.56)	(0.69)	(0.56)	(0.36)

Net asset value, end of period	$36.94	$28.61	$29.78	$26.61

Total ReturnC	31.31%	(1.49%)	14.08%	7.89%
Ratios to Average Net AssetsD
Expense before reductions	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08%	.12%	.12%	.12	%E
Net investment income (loss)	1.77%	2.29%	2.01%	1.97	%E
Supplemental Data
Net assets, end of period (000 omitted)	$921,679	$237,490	$344,012	$126,397
Portfolio turnover rateF,G	18%	8%	7%	6	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

83	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Health Care Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015		Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$35.67	$37.16	$29.05		$24.97

Income from Investment Operations
Net investment income (loss)B	0.51	0.44	0.80C		0.30
Net realized and unrealized gain (loss)	2.76	(1.49)	7.99		3.99

Total from investment operations	3.27	(1.05)	8.79		4.29

Distributions from net investment income	(0.50)	(0.44)	(0.68)		(0.21)

Total distributions	(0.50)	(0.44)	(0.68)		(0.21)

Net asset value, end of period	$38.44	$35.67	$37.16		$29.05

Total ReturnD	9.30%	(2.73%)	30.40%		17.23%
Ratios to Average Net AssetsE
Expense before reductions	.08%	.12%	.12%		.12	%F
Expenses net of fee waivers, if any	.08%	.12%	.12%		.12	%F
Expenses net of all reductions	.08%	.12%	.12%		.12	%F
Net investment income (loss)	1.45%	1.30%	2.31	%C	1.36	%F
Supplemental Data
Net assets, end of period (000 omitted)	$818,710	$642,124	$800,713		$187,382
Portfolio turnover rateG,H	4%	9%	10%		4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	84

Financial Highlights
	Fidelity MSCI Industrials Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$30.10	$28.05	$26.85	$25.20

Income from Investment Operations
Net investment income (loss)B	0.61	0.54	0.48	0.35
Net realized and unrealized gain (loss)	4.79	2.04	1.19	1.61

Total from investment operations	5.40	2.58	1.67	1.96

Distributions from net investment income	(0.57)	(0.53)	(0.47)	(0.31)

Total distributions	(0.57)	(0.53)	(0.47)	(0.31)

Net asset value, end of period	$34.93	$30.10	$28.05	$26.85

Total ReturnC	18.08%	9.41%	6.18%	7.75%
Ratios to Average Net AssetsD
Expense before reductions	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08%	.12%	.12%	.12	%E
Net investment income (loss)	1.85%	1.94%	1.69%	1.65	%E
Supplemental Data
Net assets, end of period (000 omitted)	$354,586	$158,049	$143,034	$100,706
Portfolio turnover rateF,G	5%	11%	6%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

85	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Information Technology Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$34.93	$32.69		$29.29	$25.18

Income from Investment Operations
Net investment income (loss)B	0.48	0.46		0.39	0.25
Net realized and unrealized gain (loss)	9.54	2.24C		3.40	4.06

Total from investment operations	10.02	2.70		3.79	4.31

Distributions from net investment income	(0.45)	(0.46)		(0.39)	(0.20)

Total distributions	(0.45)	(0.46)		(0.39)	(0.20)

Net asset value, end of period	$44.50	$34.93		$32.69	$29.29

Total ReturnD	28.86%	8.41	%C	12.98%	17.14%
Ratios to Average Net AssetsE
Expense before reductions	.08%	.12%		.12%	.12	%F
Expenses net of fee waivers, if any	.08%	.12%		.12%	.12	%F
Expenses net of all reductions	.08%	.12%		.12%	.12	%F
Net investment income (loss)	1.19%	1.42%		1.23%	1.14	%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,010,043	$431,391		$423,372	$181,611
Portfolio turnover rateG,H	6%	5%		6%	4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Amount includes a reimbursement from the investment advisor for an operational error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 8.38%.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	86

Financial Highlights
	Fidelity MSCI Materials Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$27.71	$25.91	$27.66	$24.95

Income from Investment Operations
Net investment income (loss)B	0.57	0.50	0.50	0.35
Net realized and unrealized gain (loss)	3.87	1.83C	(1.75)	2.67

Total from investment operations	4.44	2.33	(1.25)	3.02

Distributions from net investment income	(0.52)	(0.53)	(0.50)	(0.31)

Total distributions	(0.52)	(0.53)	(0.50)	(0.31)

Net asset value, end of period	$31.63	$27.71	$25.91	$27.66

Total ReturnD	16.17%	9.28%	(4.65%)	12.15%
Ratios to Average Net AssetsE
Expense before reductions	.08%	.11%	.12%	.12	%F
Expenses net of fee waivers, if any	.08%	.11%	.12%	.12	%F
Expenses net of all reductions	.08%	.11%	.12%	.12	%F
Net investment income (loss)	1.93%	2.00%	1.81%	1.64	%F
Supplemental Data
Net assets, end of period (000 omitted)	$211,931	$123,325	$123,052	$94,042
Portfolio turnover rateG,H	7%	9%	7%	5	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

87	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Real Estate Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$25.83	$22.55	$24.28

Income from Investment Operations
Net investment income (loss)B	0.68	0.83	0.38
Net realized and unrealized gain (loss)	(1.12)	3.37	(1.70)

Total from investment operations	(0.44)	4.20	(1.32)

Distributions from net investment income	(0.86)	(0.92)	(0.38)
Return of capital	—	—	(0.03)

Total distributions	(0.86)	(0.92)	(0.41)

Net asset value, end of period	$24.53	$25.83	$22.55

Total ReturnC	(1.53%)	19.29%	(5.50%)
Ratios to Average Net AssetsD
Expense before reductions	.08%	.11%	.12	%E
Expenses net of fee waivers, if any	.08%	.11%	.12	%E
Expenses net of all reductions	.08%	.11%	.12	%E
Net investment income (loss)	2.85%	3.55%	3.33	%E
Supplemental Data
Net assets, end of period (000 omitted)	$392,538	$183,394	$25,936
Portfolio turnover rateF,G	17%	10%	10	%H

A	For the period from February 2, 2015 (commencement of operations) to July 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	88

Financial Highlights
	Fidelity MSCI Telecommunication Services Index ETF

	Year ended July 31, 2017		Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$32.10		$26.86	$26.98	$25.26

Income from Investment Operations
Net investment income (loss)B	0.80		0.78	0.78	0.72
Net realized and unrealized gain (loss)	0.62	C	5.11	(0.09)	1.42

Total from investment operations	1.42		5.89	0.69	2.14

Distributions from net investment income	(0.90)		(0.65)	(0.81)	(0.42)

Total distributions	(0.90)		(0.65)	(0.81)	(0.42)

Net asset value, end of period	$32.62		$32.10	$26.86	$26.98

Total ReturnD	4.58%		22.36%	2.56%	8.57%
Ratios to Average Net AssetsE
Expense before reductions	.08%		.12%	.12%	.12	%F
Expenses net of fee waivers, if any	.08%		.12%	.12%	.12	%F
Expenses net of all reductions	.08%		.12%	.12%	.12	%F
Net investment income (loss)	2.55%		2.74%	2.89%	3.51	%F
Supplemental Data
Net assets, end of period (000 omitted)	$115,818		$174,940	$81,908	$67,447
Portfolio turnover rateG,H	27%		26%	23%	21	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

89	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Utilities Index ETF

	Year ended July 31, 2017	Year ended July 31, 2016	Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$33.57	$28.10	$26.88	$24.99

Income from Investment Operations
Net investment income (loss)B	1.06	0.98	0.98	0.67
Net realized and unrealized gain (loss)	1.09	5.48	1.47	1.85

Total from investment operations	2.15	6.46	2.45	2.52

Distributions from net investment income	(1.08)	(0.99)	(1.23)	(0.63)

Total distributions	(1.08)	(0.99)	(1.23)	(0.63)

Net asset value, end of period	$34.64	$33.57	$28.10	$26.88

Total ReturnC	6.61%	23.56%	9.13%	10.13%
Ratios to Average Net AssetsD
Expense before reductions	.08%	.12%	.12%	.12	%E
Expenses net of fee waivers, if any	.08%	.12%	.12%	.12	%E
Expenses net of all reductions	.08%	.12%	.12%	.12	%E
Net investment income (loss)	3.22%	3.25%	3.37%	3.15	%E
Supplemental Data
Net assets, end of period (000 omitted)	$277,149	$283,669	$108,176	$120,949
Portfolio turnover rateF,G	6%	9%	7%	6	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	90

Notes to Financial Statements

For the year ended July 31, 2017

1. Organization.

Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Each Fund, with the exception of MSCI Industrials Index ETF, is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of Investments by input level, as of July 31, 2017, is included at the end of each applicable Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as

91	Annual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

soon as a fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Consumer Discretionary Index ETF	$280,220,094	$37,613,017	$(24,045,257)	$13,567,760
Fidelity MSCI Consumer Staples Index ETF	299,541,057	18,997,614	(6,548,800)	12,448,814
Fidelity MSCI Energy Index ETF	512,206,501	8,132,206	(89,296,058)	(81,163,852)
Fidelity MSCI Financials Index ETF	834,850,767	92,026,962	(5,108,191)	86,918,771
Fidelity MSCI Health Care Index ETF	750,366,384	107,904,390	(39,451,363)	68,453,027
Fidelity MSCI Industrials Index ETF	320,930,744	45,061,757	(11,525,526)	33,536,231
Fidelity MSCI Information Technology Index ETF	847,665,152	175,654,935	(13,530,277)	162,124,658
Fidelity MSCI Materials Index ETF	198,198,111	17,976,674	(4,561,115)	13,415,559
Fidelity MSCI Real Estate Index ETF	392,855,266	16,058,221	(16,582,313)	(524,092)
Fidelity MSCI Telecommunication Services Index ETF	114,580,918	10,254,089	(9,002,114)	1,251,975
Fidelity MSCI Utilities Index ETF	265,200,892	15,329,427	(3,447,363)	11,882,064

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Consumer Discretionary Index ETF	$32,519	$(4,192,463)	$13,567,760
Fidelity MSCI Consumer Staples Index ETF	497,742	(859,948)	12,448,814
Fidelity MSCI Energy Index ETF	2,370,211	(17,538,250)	(81,163,852)
Fidelity MSCI Financials Index ETF	538,871	(1,553,239)	86,918,771
Fidelity MSCI Health Care Index ETF	1,079,808	(3,919,047)	68,453,027

Annual Report	92

2. Significant Accounting Policies – continued

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity MSCI Industrials Index ETF	$354,724	$(2,509,084)	$33,536,231
Fidelity MSCI Information Technology Index ETF	551,089	(2,922,670)	162,124,658
Fidelity MSCI Materials Index ETF	317,298	(2,050,514)	13,415,559
Fidelity MSCI Real Estate Index ETF	—	(1,160,808)	(524,092)
Fidelity MSCI Telecommunication Services Index ETF	5,200,202	—	1,251,975
Fidelity MSCI Utilities Index ETF	12,231	(1,896,951)	11,882,064

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Consumer Discretionary Index ETF	$(2,377,582)	$(1,814,881)	$(4,192,463)
Fidelity MSCI Consumer Staples Index ETF	(636,052)	(223,896)	(859,948)
Fidelity MSCI Energy Index ETF	(4,966,147)	(12,572,103)	(17,538,250)
Fidelity MSCI Financials Index ETF	(1,307,969)	(245,270)	(1,553,239)
Fidelity MSCI Health Care Index ETF	(3,574,216)	(344,831)	(3,919,047)
Fidelity MSCI Industrials Index ETF	(806,853)	(1,702,231)	(2,509,084)
Fidelity MSCI Information Technology Index ETF	(1,517,731)	(1,404,939)	(2,922,670)
Fidelity MSCI Materials Index ETF	(1,109,913)	(940,601)	(2,050,514)
Fidelity MSCI Real Estate Index ETF	(1,160,808)	—	(1,160,808)
Fidelity MSCI Utilities Index ETF	(947,296)	(949,655)	(1,896,951)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to July 31, 2017. Loss deferrals were as follows:

Capital losses
Fidelity MSCI Consumer Discretionary Index ETF	$(881,798)
Fidelity MSCI Health Care Index ETF	(5,034,904)
Fidelity MSCI Materials Index ETF	(654,977)

The tax character of distributions paid was as follows:

July 31, 2017
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity MSCI Consumer Discretionary Index ETF	$3,848,250	$—	$—	$3,848,250
Fidelity MSCI Consumer Staples Index ETF	6,993,800	—	—	6,993,800
Fidelity MSCI Energy Index ETF	11,177,800	—	—	11,177,800
Fidelity MSCI Financials Index ETF	10,082,500	—	—	10,082,500
Fidelity MSCI Health Care Index ETF	9,330,050	—	—	9,330,050
Fidelity MSCI Industrials Index ETF	4,608,750	—	—	4,608,750
Fidelity MSCI Information Technology Index ETF	7,809,700	—	—	7,809,700
Fidelity MSCI Materials Index ETF	3,068,600	—	—	3,068,600
Fidelity MSCI Real Estate Index ETF	8,640,100	—	—	8,640,100
Fidelity MSCI Telecommunication Services Index ETF	3,777,050	—	—	3,777,050
Fidelity MSCI Utilities Index ETF	7,784,150	—	—	7,784,150

July 31, 2016
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity MSCI Consumer Discretionary Index ETF	$3,868,300	$—	$—	$3,868,300
Fidelity MSCI Consumer Staples Index ETF	5,920,950	—	—	5,920,950
Fidelity MSCI Energy Index ETF	8,829,100	—	—	8,829,100

93	Annual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

July 31, 2016
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity MSCI Financials Index ETF	$5,983,150	$—	$—	$5,983,150
Fidelity MSCI Health Care Index ETF	8,760,450	—	—	8,760,450
Fidelity MSCI Industrials Index ETF	2,441,900	—	—	2,441,900
Fidelity MSCI Information Technology Index ETF	5,383,850	—	—	5,383,850
Fidelity MSCI Materials Index ETF	1,462,950	—	—	1,462,950
Fidelity MSCI Real Estate Index ETF	2,375,400	—	—	2,375,400
Fidelity MSCI Telecommunication Services Index ETF	2,437,350	—	—	2,437,350
Fidelity MSCI Utilities Index ETF	6,073,050	—	—	6,073,050

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity MSCI Consumer Discretionary Index ETF	$18,456,205	$17,217,462
Fidelity MSCI Consumer Staples Index ETF	30,197,290	29,654,612
Fidelity MSCI Energy Index ETF	46,956,815	44,413,264
Fidelity MSCI Financials Index ETF	115,491,571	104,810,279
Fidelity MSCI Health Care Index ETF	29,776,422	25,898,570
Fidelity MSCI Industrials Index ETF	15,503,395	13,844,363
Fidelity MSCI Information Technology Index ETF	44,383,035	37,274,694
Fidelity MSCI Materials Index ETF	11,813,636	11,730,529
Fidelity MSCI Real Estate Index ETF	47,439,930	41,155,510
Fidelity MSCI Telecommunication Services Index ETF	36,813,860	36,682,768
Fidelity MSCI Utilities Index ETF	15,736,930	15,351,519

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Consumer Discretionary Index ETF	$82,916,258	$80,538,913
Fidelity MSCI Consumer Staples Index ETF	96,588,319	70,452,603
Fidelity MSCI Energy Index ETF	100,234,714	79,472,520
Fidelity MSCI Financials Index ETF	623,632,619	57,763,493
Fidelity MSCI Health Care Index ETF	185,858,765	63,830,230
Fidelity MSCI Industrials Index ETF	186,012,176	26,998,161
Fidelity MSCI Information Technology Index ETF	466,792,162	55,300,423
Fidelity MSCI Materials Index ETF	121,880,940	54,420,047
Fidelity MSCI Real Estate Index ETF	315,044,205	99,582,936
Fidelity MSCI Telecommunication Services Index ETF	33,536,414	89,559,981
Fidelity MSCI Utilities Index ETF	124,609,899	133,626,260

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (SelectCo) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .084% of each Fund’s average net assets. Under the management contract, SelectCo pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to SelectCo is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by SelectCo for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amount shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Real Estate Index ETF for certain losses in the amount of $27,610.

Annual Report	94

5. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

95	Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Covington Trust and Shareholders of Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF:

We have audited the accompanying statements of assets and liabilities of Fidelity MSCI Consumer Discretionary Index, ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds), each a fund of the Fidelity Covington Trust, including the schedules of investments, as of July 31, 2017, and the related statements of operations, the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF as of July 31, 2017, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2017

Annual Report	96

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity MSCI Consumer Discretionary Index ETF

Period Ended July 31, 2017

From commencement of operations* to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	367	38.71%	574	60.55%
25 – <50	3	0.32%	4	0.42%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	370	39.03%	578	60.97%

*	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

Fidelity MSCI Consumer Staples Index ETF

Period Ended July 31, 2017

From commencement of operations* to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	308	32.48%	638	67.30%
25 – <50	1	0.11%	1	0.11%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	309	32.59%	639	67.41%

*	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

Fidelity MSCI Energy Index ETF

Period Ended July 31, 2017

From commencement of operations* to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	239	25.21%	703	74.15%
25 – <50	0	—	4	0.42%
50 – <75	0	—	1	0.11%
75 – <100	0	—	1	0.11%
100 or above	0	—	0	—
Total	239	25.21%	709	74.79%

*	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

97	Annual Report

Premium/Discount Analysis (Unaudited) – continued

Fidelity MSCI Financials Index ETF

Period Ended July 31, 2017

From commencement of operations * to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	274	28.90%	670	70.67%
25 – <50	1	0.11%	3	0.32%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	275	29.01%	673	70.99%

*	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

Fidelity MSCI Health Care Index ETF

Period Ended July 31, 2017

From commencement of operations * to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	276	29.11%	667	70.36%
25 – <50	0	—	5	0.53%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	276	29.11%	672	70.89%

*	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

Fidelity MSCI Industrials Index ETF

Period Ended July 31, 2017

From commencement of operations * to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	349	36.82%	593	62.55%
25 – <50	2	0.21%	4	0.42%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	351	37.03%	597	62.97%

*	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

Annual Report	98

Fidelity MSCI Information Technology Index ETF

Period Ended July 31, 2017

From commencement of operations * to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	239	25.21%	708	74.68%
25 – <50	0	—	1	0.11%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	239	25.21%	709	74.79%

*	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

Fidelity MSCI Materials Index ETF

Period Ended July 31, 2017

From commencement of operations * to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	373	39.35%	559	58.97%
25 – <50	6	0.63%	8	0.84%
50 – <75	0	—	2	0.21%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	379	39.98%	569	60.02%

*	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

Fidelity MSCI Real Estate Index ETF

Period Ended July 31, 2017

From commencement of operations * to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	156	24.92%	438	69.97%
25 – <50	3	0.48%	23	3.67%
50 – <75	2	0.32%	2	0.32%
75 – <100	0	—	1	0.16%
100 or above	1	0.16%	0	—
Total	162	25.88%	464	74.12%

*	From February 5, 2015, date initially listed on the NYSE ARCA exchange.

99	Annual Report

Premium/Discount Analysis (Unaudited) – continued

Fidelity MSCI Telecommunication Services Index ETF

Period Ended July 31, 2017

From commencement of operations * to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	437	46.10%	477	50.31%
25 – <50	13	1.37%	16	1.69%
50 – <75	4	0.42%	1	0.11%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	454	47.89%	494	52.11%

*	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

Fidelity MSCI Utilities Index ETF

Period Ended July 31, 2017

From commencement of operations * to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	356	37.55%	585	61.70%
25 – <50	3	0.32%	3	0.32%
50 – <75	0	—	1	0.11%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	359	37.87%	589	62.13%

*	From October 24, 2013, date initially listed on the NYSE ARCA exchange.

Annual Report	100

Trustees and Officers (Unaudited)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Each of the Trustees oversees 90 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s sector portfolios. Other Boards oversee Fidelity’s equity and high income funds, and Fidelity’s investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or

101	Annual Report

Trustees and Officers (Unaudited) – continued

circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Brian B. Hogan (1964)
Year of Election or Appointment: 2014
Trustee
Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager. Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

*	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+	The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
David A. Rosow (1942)
Year of Election or Appointment: 2013
Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed the oil refining, drilling and marketing of petroleum products (including specialty petroleum products), recreation industry, and real estate development. Mr. Rosow currently serves as a Director of Oxbow Carbon LLC (upgraders, marketers, and distributors of petroleum byproducts of the oil refining process, 2015-present) and Oxbridge Academy of the Palm Beaches (2015-present) and serves as its President and CEO. Previously, Mr. Rosow served on the Fairfield Country Day School Board for 27 years, including as its President for 3 years, stepping down in 2006. Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013).

Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith’s retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Annual Report	102

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), a Director of Tesoro Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+	The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to Fidelity SelectCo, LLC (SelectCo), 1225 17th Street, Denver, Colorado 80202-5541. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Donald F. Donahue (1950)
Year of Election or Appointment: 2015
Member of the Advisory Board

Mr. Donahue also serves as a Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present) and a consultant for the Institute for Defense Analyses (national security, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2012-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Carol B. Tomé (1957)
Year of Election or Appointment: 2017
Member of the Advisory Board

Ms. Tomé also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

103	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation
Marc R. Bryant (1966)
Year of Election or Appointment: 2013
Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity’s Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2013
Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013
President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments MoneyManagement, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)
Year of Election or Appointment: 2015
Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014
Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Annual Report	104

Name, Year of Birth; Principal Occupation
James D. Gryglewicz (1972)
Year of Election or Appointment: 2014
Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)
Year of Election or Appointment: 2014
Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager. Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present). Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)
Year of Election or Appointment: 2017
Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present). Anthony R. Rochte (1968) Year of Election or Appointment: 2013 Vice President Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors’ North American Intermediary Business Group (2006-2012). Stacie M. Smith (1974) Year of Election or Appointment: 2013 Assistant Treasurer Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)
Year of Election or Appointment: 2017
Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)
Year of Election or Appointment: 2016
Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

105	Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During PeriodB February 1, 2017 to July 31, 2017
Fidelity MSCI Consumer Discretionary Index ETF	0.08%
Actual		$1,000.00	$1,086.10	$0.41
HypotheticalC		$1,000.00	$1,024.40	$0.40
Fidelity MSCI Consumer Staples Index ETF	0.08%
Actual		$1,000.00	$1,063.60	$0.41
HypotheticalC		$1,000.00	$1,024.40	$0.40
Fidelity MSCI Energy Index ETF	0.08%
Actual		$1,000.00	$910.10	$0.38
HypotheticalC		$1,000.00	$1,024.40	$0.40
Fidelity MSCI Financials Index ETF	0.08%
Actual		$1,000.00	$1,075.90	$0.41
HypotheticalC		$1,000.00	$1,024.40	$0.40
Fidelity MSCI Health Care Index ETF	0.08%
Actual		$1,000.00	$1,145.10	$0.43
HypotheticalC		$1,000.00	$1,024.40	$0.40
Fidelity MSCI Industrials Index ETF	0.08%
Actual		$1,000.00	$1,074.80	$0.41
HypotheticalC		$1,000.00	$1,024.40	$0.40
Fidelity MSCI Information Technology Index ETF	0.08%
Actual		$1,000.00	$1,163.50	$0.43
HypotheticalC		$1,000.00	$1,024.40	$0.40

Annual Report	106

	Annualized Expense RatioA	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During PeriodB February 1, 2017 to July 31, 2017
Fidelity MSCI Materials Index ETF	0.08%
Actual		$1,000.00	$1,056.80	$0.41
HypotheticalC		$1,000.00	$1,024.40	$0.40
Fidelity MSCI Real Estate Index ETF	0.08%
Actual		$1,000.00	$1,063.90	$0.41
HypotheticalC		$1,000.00	$1,024.40	$0.40
Fidelity MSCI Telecommunication Services Index ETF	0.08%
Actual		$1,000.00	$1,028.80	$0.40
HypotheticalC		$1,000.00	$1,024.40	$0.40
Fidelity MSCI Utilities Index ETF	0.08%
Actual		$1,000.00	$1,098.90	$0.42
HypotheticalC		$1,000.00	$1,024.40	$0.40

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expense are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C	5% return per year before expenses.

107	Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:

	September 2016	December 2016	March 2017	June 2017
Fidelity MSCI Consumer Discretionary Index ETF	84%	84%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	94%	94%	100%	100%
Fidelity MSCI Financials Index ETF	82%	82%	100%	100%
Fidelity MSCI Health Care Index ETF	98%	98%	100%	100%
Fidelity MSCI Industrials Index ETF	94%	94%	100%	100%
Fidelity MSCI Information Technology Index ETF	95%	95%	100%	100%
Fidelity MSCI Materials Index ETF	94%	94%	100%	100%
Fidelity MSCI Real Estate Index ETF	—	—	1%	1%
Fidelity MSCI Telecommunication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	September 2016	December 2016	March 2017	June 2017
Fidelity MSCI Consumer Discretionary Index ETF	86%	86%	100%	100%
Fidelity MSCI Consumer Staples Index ETF	100%	100%	100%	100%
Fidelity MSCI Energy Index ETF	100%	100%	100%	100%
Fidelity MSCI Financials Index ETF	88%	88%	100%	100%
Fidelity MSCI Health Care Index ETF	100%	100%	100%	100%
Fidelity MSCI Industrials Index ETF	98%	98%	100%	100%
Fidelity MSCI Information Technology Index ETF	100%	100%	100%	100%
Fidelity MSCI Materials Index ETF	100%	100%	100%	100%
Fidelity MSCI Real Estate Index ETF	—	—	1%	1%
Fidelity MSCI Telecommunication Services Index ETF	100%	100%	100%	100%
Fidelity MSCI Utilities Index ETF	100%	100%	100%	100%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Annual Report	108

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109	Annual Report

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Annual Report	110

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111	Annual Report

EXT-ANN-0917 812880.1.0 1.9584796.103	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Fidelity® Core Dividend ETF (To be renamed Fidelity High Dividend ETF effective November 9, 2017)

Fidelity Dividend ETF for Rising Rates

Fidelity Low Volatility Factor ETF

Fidelity Momentum Factor ETF

Fidelity Quality Factor ETF

Fidelity Value Factor ETF

Annual Report July 31, 2017

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2017 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report	2

Market Recap

The U.S. equity bellwether S&P 500® index gained 16.04% for the year ending July 31, 2017, rising sharply following the November election and continuing to rally through the end of February on optimism for President Trump’s pro-business agenda. Equity markets leveled off, however, as the fledgling administration faced the first test of its domestic agenda. Stocks reacted with uncertainty to efforts by Congress in March to repeal and replace the Affordable Care Act, and then reverted upward through July 31. Growth stocks surged ahead of value, while small-caps’ advantage over large-caps narrowed. Sector-wise, financials (+36%) fared best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology gained 29%, as a handful of major index constituents posted stellar returns. Industrials (+18%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+14%) slightly lagged the broader market because brick-and-mortar retailers continued to suffer from increased online competition. Energy (0%) was hurt by low oil prices. Utilities (+6%), consumer staples (+4%), telecommunication services (-7%) and real estate (-2%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors, as well as the likelihood of further interest rate hikes later in 2017.

3	Annual Report

Fidelity® Core Dividend ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Core Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2017
Cumulative Total Returns	Life of fund
Fidelity Core Dividend ETF – NAVA	9.61%
Fidelity Core Dividend ETF – Market PriceB	10.50%
Fidelity Core Dividend IndexA	9.96%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2017
Cumulative Total Returns	Life of fund
Fidelity Core Dividend ETF – NAVA	8.84%
Fidelity Core Dividend ETF – Market PriceB	9.58%
Fidelity Core Dividend IndexA	9.13%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Core Dividend ETF’s cumulative total return and show you what would have happened if Fidelity Core Dividend ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Annual Report	4

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Core Dividend ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Core Dividend Index performed over the same period.

5	Annual Report

Fidelity® Core Dividend ETF

Management’s Discussion of Fund Performance

From inception on September 12, 2016, through July 31, 2017, the exchange-traded fund’s (ETF) net asset value rose 9.61% and its market price gained 10.50%, each roughly in line with the 9.96% return of the Fidelity Core Dividend Index. Most sectors in the Fidelity index gained in value, led by industrials. Several information technology stocks also performed strongly, including Apple, which reported strong sales of its iPhone® mobile devices, as well as Microsoft, lifted by strong profits and its growing cloud-computing operations. In the financials sector, another source of strength, banks such as JPMorgan Chase and Citigroup benefited from expectations for higher interest rates. In contrast, the biggest individual detractor was Frontier Communications, a telecommunication services provider whose shares returned roughly -75% due to disappointing financial results and declines in subscribers. Also detracting was toy manufacturer Mattel, which reported much weaker-than-expected sales.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders: On November 9, 2017, the strategy’s name will change to Fidelity High Dividend ETF to better reflect it’s existing focus on high-dividend-paying stocks. At the same time, the fund’s primary benchmark will change from Fidelity Core Dividend Index to Fidelity High Dividend Index.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Apple, Inc.	4.9
Microsoft Corp.	3.9
JPMorgan Chase & Co.	2.8
AT&T, Inc.	2.6
Verizon Communications, Inc.	2.5
Bank of America Corp.	2.4
Citigroup, Inc.	2.4
Wells Fargo & Co.	2.2
Cisco Systems, Inc.	2.0
Intel Corp.	1.9

27.6

Top Market Sectors as of July 31, 2017
% of fund’s net assets
Information Technology	28.8
Financials	22.1
Consumer Discretionary	18.9
Real Estate	10.0
Telecommunication Services	7.2
Health Care	6.8
Industrials	3.9
Consumer Staples	2.0
Energy	0.1

Asset Allocation as of July 31, 2017

*	Foreign investments – 8.8%

Annual Report	6

Fidelity® Dividend ETF for Rising Rates

Performance

The information provided in the tables below shows you the performance of Fidelity® Dividend ETF For Rising Rates, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2017
Cumulative Total Returns	Life of fund
Fidelity Dividend ETF for Rising Rates – NAVA	14.85%
Fidelity Dividend ETF for Rising Rates – Market PriceB	15.50%
Fidelity Dividend Index for Rising RatesA	15.26%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2017
Cumulative Total Returns	Life of fund
Fidelity Dividend ETF for Rising Rates – NAVA	13.56%
Fidelity Dividend ETF for Rising Rates – Market PriceB	14.28%
Fidelity Dividend Index for Rising RatesA	13.91%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Dividend ETF For Rising Rates’s cumulative total return and show you what would have happened if Fidelity Dividend ETF For Rising Rates’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

7	Annual Report

Fidelity® Dividend ETF for Rising Rates

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Dividend ETF For Rising Rates – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Dividend Index For Rising Rates performed over the same period.

Annual Report	8

Fidelity® Dividend ETF for Rising Rates

Management’s Discussion of Fund Performance

From inception on September 12, 2016, through July 31, 2017, the exchange-traded fund’s (ETF) net asset value rose 14.85% and its market price gained 15.50%, each roughly in line with the 15.26% return of the Fidelity Dividend Index for Rising Rates. This index tracks the performance of companies that are expected to continue to pay and increase their dividends, and also have returns that historically have been correlated with increasing 10-year U.S. Treasury yields. Most sectors in the Fidelity index gained in value, including information technology. Here, Apple shares rose after the company reported strong sales of its iPhone® mobile devices. Microsoft shares advanced due to healthy profits and its growing cloud-computing operations. Also, growing demand for data-storage solutions lifted hard-drive manufacturer Western Digital. In financials, banks JPMorgan Chase and Citigroup benefited from expectations for higher interest rates. In contrast, shares of industrial conglomerate General Electric and toy manufacturer Mattel each struggled due to worse-than-anticipated revenue. Elsewhere, L Brands, parent of Victoria’s Secret, returned about -33%, hampered by disappointing same-store sales.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Apple, Inc.	4.3
Microsoft Corp.	3.3
Johnson & Johnson	3.0
JPMorgan Chase & Co.	2.2
Merck & Co., Inc.	2.0
Amgen, Inc.	1.9
AbbVie, Inc.	1.9
Exxon Mobil Corp.	1.9
Bank of America Corp.	1.8
Bristol-Myers Squibb Co. Class A	1.8

24.1

Top Market Sectors as of July 31, 2017
% of fund’s net assets
Information Technology	21.8
Financials	15.0
Health Care	13.6
Consumer Discretionary	12.0
Industrials	10.4
Consumer Staples	8.6
Energy	6.4
Real Estate	3.7
Materials	3.1
Utilities	3.1

Asset Allocation as of July 31, 2017

*	Foreign investments – 8.9%

9	Annual Report

Fidelity® Low Volatility Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Low Volatility Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2017
Cumulative Total Returns	Life of fund
Fidelity Low Volatility Factor ETF – NAVA	12.94%
Fidelity Low Volatility Factor ETF – Market PriceB	14.02%
Fidelity U.S. Low Volatility Factor IndexA	13.30%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2017
Cumulative Total Returns	Life of fund
Fidelity Low Volatility Factor ETF – NAVA	11.09%
Fidelity Low Volatility Factor ETF – Market PriceB	12.18%
Fidelity U.S. Low Volatility Factor IndexA	11.37%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Low Volatility Factor ETF’s cumulative total return and show you what would have happened if Fidelity Low Volatility Factor ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Annual Report	10

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Low Volatility Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Low Volatility Factor Index performed over the same period.

11	Annual Report

Fidelity® Low Volatility Factor ETF

Management’s Discussion of Fund Performance

From inception on September 12, 2016, through July 31, 2017, the exchange-traded fund’s (ETF) net asset value rose 12.94% and its market price gained 14.02%, each close to in line with the 13.30% return of the Fidelity U.S. Low Volatility Factor Index, which tracks the performance of U.S. companies with lower volatility than the broader market. All sectors in the Fidelity index gained in value, including information technology. Here, Microsoft shares advanced due to healthy profits and its growing cloud-computing operations. Alphabet, parent company of internet search leader Google, also performed well, producing better-than-expected financial results on healthy growth in advertising revenue. In the health care sector, insurers UnitedHealth Group and Anthem each generated strong share-price performance, largely driven by their earnings. Elsewhere, McDonald’s shares rose, as the restaurant company reported growth in same-store sales. In contrast, difficult business conditions weighed on retailers AutoZone and Target, as well as auto-parts distributor Genuine Parts. The challenging environment for retailers also provided a headwind for mall owner Simon Property Group, which returned -21%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Microsoft Corp.	3.3
Alphabet, Inc. Class A	3.2
Johnson & Johnson	2.4
Berkshire Hathaway, Inc. Class B	2.1
Visa, Inc. Class A	1.7
Wells Fargo & Co.	1.7
UnitedHealth Group, Inc.	1.7
Oracle Corp.	1.6
Pfizer, Inc.	1.6
Exxon Mobil Corp.	1.6

20.9

Top Market Sectors as of July 31, 2017
% of fund’s net assets
Information Technology	22.6
Financials	14.8
Health Care	13.7
Consumer Discretionary	11.3
Industrials	10.7
Consumer Staples	8.5
Energy	5.6
Real Estate	3.8
Materials	3.3
Utilities	3.2

Asset Allocation as of July 31, 2017

*	Foreign investments – 9.0%

Annual Report	12

Fidelity® Momentum Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Momentum Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2017
Cumulative Total Returns	Life of fund
Fidelity Momentum Factor ETF – NAVA	14.11%
Fidelity Momentum Factor ETF – Market PriceB	14.94%
Fidelity U.S. Momentum Factor IndexA	14.43%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2017
Cumulative Total Returns	Life of fund
Fidelity Momentum Factor ETF – NAVA	11.12%
Fidelity Momentum Factor ETF – Market PriceB	12.06%
Fidelity U.S. Momentum Factor IndexA	11.39%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Momentum Factor ETF’s cumulative total return and show you what would have happened if Fidelity Momentum Factor ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

13	Annual Report

Fidelity® Momentum Factor ETF

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Momentum Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Momentum Factor Index performed over the same period.

Annual Report	14

Fidelity® Momentum Factor ETF

Management’s Discussion of Fund Performance

From inception on September 12, 2016, through July 31, 2017, the exchange-traded fund’s (ETF) net asset value rose 14.11% and its market price gained 14.94%, each roughly in line with the 14.43% return of the Fidelity U.S. Momentum Factor Index, which tracks the performance of U.S. companies with positive momentum signals. Most sectors in the Fidelity index gained in value, including information technology. Here, shares of Nvidia, maker of graphics processors, rose 171%, reflecting the company’s strong earnings and business gains. Microsoft shares advanced on healthy profits from the software maker’s cloud-computing operations. Elsewhere, health insurer UnitedHealth Group reported better-than-expected earnings, driving share gains, while online retail giant Amazon.com ‘s shares benefited from the company’s dominant competitive position. In contrast, the biggest individual detractor of the period was biotechnology company Tesaro, whose shares fell sharply in March after a competing treatment for ovarian cancer fared well in a late-stage drug trial. Also in health care, shares of Edwards Lifesciences, which makes medical equipment for cardiac health, plunged in October 2016, after the company reported disappointing quarterly sales.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Apple, Inc.	4.0
Microsoft Corp.	3.1
Alphabet, Inc. Class A	3.0
Johnson & Johnson	2.5
Amazon.com, Inc.	2.2
Berkshire Hathaway, Inc. Class B	1.9
JPMorgan Chase & Co.	1.9
UnitedHealth Group, Inc.	1.8
Merck & Co., Inc.	1.7
NVIDIA Corp.	1.6

23.7

Top Market Sectors as of July 31, 2017
% of fund’s net assets
Information Technology	22.9
Financials	14.5
Health Care	13.7
Consumer Discretionary	12.8
Industrials	10.8
Consumer Staples	7.5
Energy	5.5
Real Estate	3.8
Materials	3.2
Utilities	3.2

Asset Allocation as of July 31, 2017

*	Foreign investments – 1.9%

15	Annual Report

Fidelity® Quality Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Quality Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2017
Cumulative Total Returns	Life of fund
Fidelity Quality Factor ETF – NAVA	16.10%
Fidelity Quality Factor ETF – Market PriceB	16.70%
Fidelity U.S. Quality Factor IndexA	16.48%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2017
Cumulative Total Returns	Life of fund
Fidelity Quality Factor ETF – NAVA	13.99%
Fidelity Quality Factor ETF – Market PriceB	14.54%
Fidelity U.S. Quality Factor IndexA	14.31%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Quality Factor ETF’s cumulative total return and show you what would have happened if Fidelity Quality Factor ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Annual Report	16

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Quality Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Quality Factor Index performed over the same period.

17	Annual Report

Fidelity® Quality Factor ETF

Management’s Discussion of Fund Performance

From inception on September 12, 2016, through July 31, 2017, the exchange-traded fund’s (ETF) net asset value rose 16.10% and its market price gained 16.70%, each roughly in line with the 16.48% return of the Fidelity U.S. Quality Factor Index, which tracks the performance of U.S. companies with a higher quality profile than the broader market. Most sectors in the Fidelity index gained in value, including information technology. Here, Apple shares rose after the company reported strong sales of its iPhone® mobile devices. Microsoft shares advanced due to healthy profits and its growing cloud-computing operations. Alphabet, parent company of internet search leader Google, also performed well, producing better-than-expected financial results on healthy growth in advertising revenue. Elsewhere, aircraft manufacturer Boeing and financial services company Morgan Stanley contributed. In contrast, difficult business conditions weighed on retailers O’Reilly Automotive and Michael Kors Holdings, as well as mall owner Simon Property Group. Further weighing on performance was Ensco, a U.K.-based offshore energy driller whose shares returned about -48% for the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Apple, Inc.	4.0
Microsoft Corp.	3.0
Alphabet, Inc. Class A	2.9
Johnson & Johnson	2.4
Facebook, Inc. Class A	2.4
Wells Fargo & Co.	1.7
Exxon Mobil Corp.	1.7
Pfizer, Inc.	1.6
The Home Depot, Inc.	1.5
The Procter & Gamble Co.	1.5

22.7

Top Market Sectors as of July 31, 2017
% of fund’s net assets
Information Technology	22.6
Financials	14.7
Health Care	13.4
Consumer Discretionary	12.1
Industrials	11.0
Consumer Staples	8.1
Energy	5.6
Real Estate	3.9
Materials	3.3
Utilities	3.2

Asset Allocation as of July 31, 2017

*	Foreign investments – 3.9%

Annual Report	18

Fidelity® Value Factor ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended July 31, 2017
Cumulative Total Returns	Life of fund
Fidelity Value Factor ETF – NAVA	18.65%
Fidelity Value Factor ETF – Market PriceB	19.37%
Fidelity U.S. Value Factor IndexA	19.01%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended June 30, 2017
Cumulative Total Returns	Life of fund
Fidelity Value Factor ETF – NAVA	16.30%
Fidelity Value Factor ETF – Market PriceB	16.96%
Fidelity U.S. Value Factor IndexA	16.62%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity Value Factor ETF’s cumulative total return and show you what would have happened if Fidelity Value Factor ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From September 12, 2016.

B	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.29%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

19	Annual Report

Fidelity® Value Factor ETF

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Value Factor ETF – NAV on September 12, 2016, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Value Factor Index performed over the same period.

Annual Report	20

Fidelity® Value Factor ETF

Management’s Discussion of Fund Performance

From inception on September 12, 2016, through July 31, 2017, the exchange-traded fund’s (ETF) net asset value rose 18.65% and its market price gained 19.37%, each roughly in line with the 19.01% return of the Fidelity U.S. Value Factor Index, which tracks the performance of attractively valued stocks. Every sector in the Fidelity index gained in value, including information technology. Here, Apple shares rose after the company reported strong sales of its iPhone® mobile devices. Microsoft shares advanced due to healthy profits and its growing cloud-computing operations. Alphabet, parent company of internet search leader Google, also performed well, producing better-than-expected financial results on healthy growth in advertising revenue. In the financials sector, banks such as JPMorgan Chase, Bank of America and Citigroup benefited from expectations for higher interest rates. In contrast, difficult business conditions hurt retailers Bed Bath & Beyond, Michael Kors Holdings and Target. Further weighing on performance was Chicago Bridge & Iron, an engineering and construction company whose shares returned about -33% for the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary

Top Ten Stocks as of July 31, 2017
% of fund’s net assets
Apple, Inc.	4.0
Microsoft Corp.	3.0
Alphabet, Inc. Class A	3.0
Johnson & Johnson	2.4
Berkshire Hathaway, Inc. Class B	1.9
JPMorgan Chase & Co.	1.9
Pfizer, Inc.	1.6
Exxon Mobil Corp.	1.6
The Boeing Co.	1.6
McDonald’s Corp.	1.6

22.6

Top Market Sectors as of July 31, 2017
% of fund’s net assets
Information Technology	22.2
Financials	14.7
Health Care	13.7
Consumer Discretionary	11.8
Industrials	10.5
Consumer Staples	8.7
Energy	5.9
Real Estate	3.7
Utilities	3.3
Materials	3.2

Asset Allocation as of July 31, 2017

*	Foreign investments – 7.0%

21	Annual Report

Fidelity Core Dividend ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
CONSUMER DISCRETIONARY – 18.9%
Automobiles – 2.2%
Ford Motor Co.	54,735	$614,127
General Motors Co.	18,937	681,353

		1,295,480

Diversified Consumer Services – 1.4%
H&R Block, Inc.	26,529	809,134

Hotels, Restaurants & Leisure – 6.1%
Cracker Barrel Old Country Store, Inc. (a)	3,570	554,957
Crown Resorts Ltd.	63,318	644,324
Las Vegas Sands Corp.	11,574	713,074
McDonald’s Corp.	6,586	1,021,752
Yum! Brands, Inc.	9,267	699,473

		3,633,580

Leisure Products – 0.7%
Mattel, Inc.	22,206	444,564

Media – 1.9%
Twenty-First Century Fox, Inc. Class A	21,413	623,119
Viacom, Inc. Class B	14,134	493,559

		1,116,678

Multiline Retail – 2.7%
Kohl’s Corp. (a)	14,263	589,775
Macy’s, Inc.	18,675	443,532
Target Corp.	10,069	570,610

		1,603,917

Specialty Retail – 3.9%
Best Buy Co., Inc.	13,101	764,312
L Brands, Inc.	9,885	458,565
The Home Depot, Inc.	7,128	1,066,349

		2,289,226

TOTAL CONSUMER DISCRETIONARY		11,192,579

CONSUMER STAPLES – 2.0%
Beverages – 0.3%
PepsiCo, Inc.	1,584	184,710

Food & Staples Retailing – 0.4%
Kesko Oyj	1,637	82,805
Wal-Mart Stores, Inc.	2,032	162,540

		245,345

Food Products – 0.3%
General Mills, Inc.	1,579	87,887
The Kraft Heinz Co.	1,207	105,564

		193,451

Household Products – 0.4%
The Procter & Gamble Co.	2,424	220,148

Tobacco – 0.6%
Altria Group, Inc.	2,194	142,544

	Shares	Value
Philip Morris International, Inc.	1,675	$195,490

		338,034

TOTAL CONSUMER STAPLES		1,181,688

ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Chevron Corp.	159	17,361
Exxon Mobil Corp.	302	24,172
Occidental Petroleum Corp.	136	8,423
ONEOK, Inc.	125	7,071
The Williams Cos., Inc.	269	8,549
Valero Energy Corp.	121	8,345

TOTAL ENERGY		73,921

FINANCIALS – 22.1%
Banks – 9.8%
Bank of America Corp.	58,596	1,413,336
Citigroup, Inc.	20,592	1,409,522
JPMorgan Chase & Co.	17,953	1,648,085
Wells Fargo & Co.	24,916	1,343,969

		5,814,912

Capital Markets – 2.9%
CME Group, Inc.	7,011	859,689
Lazard Ltd. Class A	17,597	821,956

		1,681,645

Insurance – 1.4%
ProAssurance Corp.	13,718	847,772

Mortgage Real Estate Investment Trust (REITs) – 8.0%
Blackstone Mortgage Trust, Inc. Class A	24,547	757,766
Chimera Investment Corp.	42,219	794,562
MFA Financial, Inc.	94,548	802,712
New Residential Investment Corp.	47,915	814,555
Starwood Property Trust, Inc.	33,830	745,613
Two Harbors Investment Corp.	85,849	849,047

		4,764,255

TOTAL FINANCIALS		13,108,584

HEALTH CARE – 6.8%
Biotechnology – 2.9%
AbbVie, Inc.	8,354	584,028
Amgen, Inc.	3,343	583,387
Gilead Sciences, Inc.	6,976	530,804

		1,698,219

Pharmaceuticals – 3.9%
AstraZeneca PLC	7,178	427,831
GlaxoSmithKline PLC	19,970	397,542
Johnson & Johnson	6,809	903,691

See accompanying notes which are an integral part of the financial statements.

Annual Report	22

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Merck & Co., Inc.	9,460	$604,305

		2,333,369

TOTAL HEALTH CARE		4,031,588

INDUSTRIALS – 3.9%
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	446	130,290
Raytheon Co.	642	110,276
The Boeing Co.	860	208,516
United Technologies Corp.	1,200	142,284

		591,366

Air Freight & Logistics – 0.2%
United Parcel Service, Inc. Class B	1,147	126,503

Airlines – 0.3%
Delta Air Lines, Inc.	1,828	90,230
easyJet PLC	4,704	76,712

		166,942

Commercial Services & Supplies – 0.1%
Waste Management, Inc.	1,158	87,024

Electrical Equipment – 0.3%
Eaton Corp. PLC	1,195	93,508
Emerson Electric Co.	1,516	90,369

		183,877

Industrial Conglomerates – 1.2%
3M Co.	862	173,408
General Electric Co.	9,878	252,976
Honeywell International, Inc.	1,161	158,035
Jardine Matheson Holdings Ltd.	800	51,048
Jardine Strategic Holdings Ltd.	1,300	53,040

		688,507

Machinery – 0.3%
Cummins, Inc.	514	86,300
PACCAR, Inc.	1,131	77,417

		163,717

Professional Services – 0.3%
Capita PLC	9,038	78,525
Nielsen Holdings PLC	1,628	70,020

		148,545

Road & Rail – 0.2%
Union Pacific Corp.	1,257	129,421

TOTAL INDUSTRIALS		2,285,902

INFORMATION TECHNOLOGY – 28.8%
Communications Equipment – 5.0%
Cisco Systems, Inc.	37,110	1,167,109
Nokia Oyj	157,361	1,004,150
Telefonaktiebolaget LM Ericsson	127,563	825,640

		2,996,899

	Shares	Value
Electronic Equipment, Instruments & Components – 1.5%
Corning, Inc.	31,132	$907,187

IT Services – 6.0%
CSRA, Inc.	24,170	788,184
DXC Technology Co.	12,384	970,658
International Business Machines Corp.	6,548	947,299
Leidos Holdings, Inc.	15,789	843,764

		3,549,905

Semiconductors & Semiconductor Equipment – 3.6%
Intel Corp.	32,748	1,161,571
QUALCOMM, Inc.	18,151	965,452

		2,127,023

Software – 5.4%
Microsoft Corp.	31,851	2,315,568
Symantec Corp.	28,860	894,371

		3,209,939

Technology Hardware, Storage & Peripherals – 7.3%
Apple, Inc.	19,517	2,902,763
Seagate Technology PLC	17,473	575,910
Xerox Corp.	26,944	826,373

		4,305,046

TOTAL INFORMATION TECHNOLOGY		17,095,999

REAL ESTATE – 10.0%
Equity Real Estate Investment Trusts (REITs) – 10.0%
CoreCivic, Inc.	11,917	330,101
Equity Residential	6,536	444,840
Gaming and Leisure Properties, Inc.	11,267	427,470
HCP, Inc.	12,276	388,535
Hospitality Properties Trust	11,308	328,610
LaSalle Hotel Properties	11,690	345,323
Omega Healthcare Investors, Inc. (a)	11,104	350,775
Public Storage	1,963	403,534
Senior Housing Properties Trust	18,490	359,631
Simon Property Group, Inc.	2,662	421,927
Spirit Realty Capital, Inc.	33,507	265,711
Sunstone Hotel Investors, Inc.	23,453	381,815
The Geo Group, Inc.	12,543	368,137
The Macerich Co.	5,257	301,699
Welltower, Inc.	6,057	444,523
WP Carey, Inc.	5,760	394,618

TOTAL REAL ESTATE		5,957,249

TELECOMMUNICATION SERVICES – 7.2%
Diversified Telecommunication Services – 7.2%
AT&T, Inc.	39,573	1,543,347
CenturyLink, Inc. (a)	40,322	938,293
Frontier Communications Corp. (a)	19,651	300,857

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Core Dividend ETF

Investments – continued

Common Stocks – continued
	Shares	Value
TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Verizon Communications, Inc.	30,785	$1,489,994

TOTAL TELECOMMUNICATION SERVICES		4,272,491

TOTAL COMMON STOCKS (Cost $58,397,997)		59,200,001

Money Market Funds – 4.0%
Fidelity Cash Central Fund, 1.11% (b)	235,237	235,285
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	2,153,581	2,153,796

TOTAL MONEY MARKET FUNDS (Cost $2,389,082)		2,389,081

TOTAL INVESTMENT PORTFOLIO – 103.8% (Cost $60,787,079)		61,589,082

NET OTHER ASSETS (LIABILITIES) – (3.8%)		(2,238,859)

NET ASSETS – 100.0%		$59,350,223

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$286
Fidelity Securities Lending Cash Central Fund	15,163

Total	$15,449

See accompanying notes which are an integral part of the financial statements.

Annual Report	24

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$11,192,579	$11,192,579	$—	$—
Consumer Staples	1,181,688	1,181,688	—	—
Energy	73,921	73,921	—	—
Financials	13,108,584	13,108,584	—	—
Health Care	4,031,588	3,206,215	825,373	—
Industrials	2,285,902	2,285,902	—	—
Information Technology	17,095,999	15,266,209	1,829,790	—
Real Estate	5,957,249	5,957,249	—	—
Telecommunication Services	4,272,491	4,272,491	—	—
Money Market Funds	2,389,081	2,389,081	—	—

Total Investments in Securities:	$61,589,082	$58,933,919	$2,655,163	$—

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Dividend ETF for Rising Rates

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.0%
Automobiles – 1.4%
Ford Motor Co.	92,190	$1,034,372
General Motors Co.	31,951	1,149,597

		2,183,969

Diversified Consumer Services – 0.8%
H&R Block, Inc.	40,237	1,227,229

Hotels, Restaurants & Leisure – 3.9%
Cracker Barrel Old Country Store, Inc. (a)	5,406	840,363
Crown Resorts Ltd.	95,193	968,684
Las Vegas Sands Corp.	18,266	1,125,368
McDonald’s Corp.	12,018	1,864,472
Yum! Brands, Inc.	14,779	1,115,519

		5,914,406

Leisure Products – 0.4%
Mattel, Inc.	34,263	685,945

Media – 1.2%
Twenty-First Century Fox, Inc. Class A	36,086	1,050,103
Viacom, Inc. Class B	22,164	773,967

		1,824,070

Multiline Retail – 1.7%
Kohl’s Corp. (a)	21,809	901,802
Macy’s, Inc.	28,837	684,879
Target Corp.	16,535	937,038

		2,523,719

Specialty Retail – 2.6%
Best Buy Co., Inc.	20,315	1,185,177
L Brands, Inc.	15,423	715,473
The Home Depot, Inc.	13,903	2,079,889

		3,980,539

TOTAL CONSUMER DISCRETIONARY		18,339,877

CONSUMER STAPLES – 8.6%
Beverages – 1.3%
PepsiCo, Inc.	17,452	2,035,078

Food & Staples Retailing – 1.8%
Kesko Oyj	18,192	920,220
Wal-Mart Stores, Inc.	22,503	1,800,015

		2,720,235

Food Products – 1.4%
General Mills, Inc.	17,677	983,902
The Kraft Heinz Co.	13,484	1,179,310

		2,163,212

Household Products – 1.6%
The Procter & Gamble Co.	26,950	2,447,599

Tobacco – 2.5%
Altria Group, Inc.	24,507	1,592,220

	Shares	Value
Philip Morris International, Inc.	18,627	$2,173,957

		3,766,177

TOTAL CONSUMER STAPLES		13,132,301

ENERGY – 6.4%
Oil, Gas & Consumable Fuels – 6.4%
Chevron Corp.	18,898	2,063,472
Exxon Mobil Corp.	35,792	2,864,792
Occidental Petroleum Corp.	15,844	981,219
ONEOK, Inc.	14,822	838,480
Phillips 66	12,072	1,011,030
The Williams Cos., Inc.	31,356	996,494
Valero Energy Corp.	14,340	989,030

TOTAL ENERGY		9,744,517

FINANCIALS – 15.0%
Banks – 7.5%
Bank of America Corp.	114,609	2,764,369
Citigroup, Inc.	38,459	2,632,518
JPMorgan Chase & Co.	36,367	3,338,491
Wells Fargo & Co.	49,314	2,659,997

		11,395,375

Capital Markets – 1.7%
CME Group, Inc.	11,419	1,400,198
Lazard Ltd. Class A	26,799	1,251,781

		2,651,979

Insurance – 1.0%
Prudential Financial, Inc.	13,491	1,527,586

Mortgage Real Estate Investment Trust (REITs) – 4.8%
Blackstone Mortgage Trust, Inc. Class A	37,326	1,152,253
Chimera Investment Corp.	64,052	1,205,459
MFA Financial, Inc.	143,683	1,219,869
New Residential Investment Corp.	72,810	1,237,770
Starwood Property Trust, Inc.	51,798	1,141,628
Two Harbors Investment Corp.	130,448	1,290,131

		7,247,110

TOTAL FINANCIALS		22,822,050

HEALTH CARE – 13.6%
Biotechnology – 5.5%
AbbVie, Inc.	41,540	2,904,061
Amgen, Inc.	16,647	2,905,068
Gilead Sciences, Inc.	34,666	2,637,736

		8,446,865

Pharmaceuticals – 8.1%
Bristol-Myers Squibb Co. Class A	48,250	2,745,425
GlaxoSmithKline PLC	98,154	1,953,950
Johnson & Johnson	34,208	4,540,086

See accompanying notes which are an integral part of the financial statements.

Annual Report	26

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Merck & Co., Inc.	47,274	$3,019,863

		12,259,324

TOTAL HEALTH CARE		20,706,189

INDUSTRIALS – 10.4%
Aerospace & Defense – 2.3%
Lockheed Martin Corp.	3,219	940,367
The Boeing Co.	6,168	1,495,493
United Technologies Corp.	8,636	1,023,971

		3,459,831

Air Freight & Logistics – 0.6%
United Parcel Service, Inc. Class B	8,272	912,319

Airlines – 0.8%
Delta Air Lines, Inc.	13,340	658,462
easyJet PLC	34,211	557,906

		1,216,368

Electrical Equipment – 0.9%
Eaton Corp. PLC	8,762	685,626
Emerson Electric Co.	11,070	659,883

		1,345,509

Industrial Conglomerates – 3.3%
3M Co.	6,181	1,243,432
General Electric Co.	70,491	1,805,274
Honeywell International, Inc.	8,321	1,132,654
Jardine Matheson Holdings Ltd.	6,186	394,729
Jardine Strategic Holdings Ltd.	10,207	416,446

		4,992,535

Machinery – 1.2%
Cummins, Inc.	3,748	629,289
Illinois Tool Works, Inc.	5,210	733,099
PACCAR, Inc.	8,273	566,287

		1,928,675

Professional Services – 0.7%
Capita PLC	65,719	570,983
Nielsen Holdings PLC	11,780	506,658

		1,077,641

Road & Rail – 0.6%
Union Pacific Corp.	9,058	932,612

TOTAL INDUSTRIALS		15,865,490

INFORMATION TECHNOLOGY – 21.8%
Communications Equipment – 3.5%
Cisco Systems, Inc.	73,243	2,303,492
Nokia Oyj	264,083	1,685,163
Telefonaktiebolaget LM Ericsson	213,958	1,384,824

		5,373,479

	Shares	Value
IT Services – 4.1%
CSRA, Inc.	40,839	$1,331,760
DXC Technology Co.	21,060	1,650,683
International Business Machines Corp.	12,883	1,863,783
Leidos Holdings, Inc.	26,781	1,431,177

		6,277,403

Semiconductors & Semiconductor Equipment – 2.7%
Intel Corp.	65,272	2,315,198
QUALCOMM, Inc.	33,696	1,792,290

		4,107,488

Software – 4.4%
Microsoft Corp.	70,352	5,114,590
Symantec Corp.	49,743	1,541,536

		6,656,126

Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	44,272	6,584,575
HP, Inc.	94,438	1,803,766
Seagate Technology PLC	29,925	986,328
Xerox Corp.	45,635	1,399,625

		10,774,294

TOTAL INFORMATION TECHNOLOGY		33,188,790

MATERIALS – 3.1%
Chemicals – 2.5%
CF Industries Holdings, Inc.	11,490	337,232
EI du Pont de Nemours & Co.	10,300	846,763
LyondellBasell Industries N.V. Class A	6,025	542,792
Potash Corp. of Saskatchewan, Inc.	19,286	344,959
Praxair, Inc.	4,915	639,736
The Dow Chemical Co.	13,201	848,032
The Mosaic Co.	13,562	327,387

		3,886,901

Containers & Packaging – 0.3%
International Paper Co.	9,315	512,139

Metals & Mining – 0.3%
Fresnillo PLC	19,164	388,377

TOTAL MATERIALS		4,787,417

REAL ESTATE – 3.7%
Equity Real Estate Investment Trusts (REITs) – 3.7%
CoreCivic, Inc.	10,598	293,564
Equity Residential	7,235	492,414
Gaming and Leisure Properties, Inc.	10,355	392,869
HCP, Inc.	12,633	399,834
Hospitality Properties Trust	10,274	298,562
Host Hotels & Resorts, Inc.	20,820	388,501
LaSalle Hotel Properties	10,385	306,773
Omega Healthcare Investors, Inc. (a)	10,225	323,008
RLJ Lodging Trust	13,331	282,084
Senior Housing Properties Trust	16,660	324,037

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Dividend ETF for Rising Rates

Investments – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Spirit Realty Capital, Inc.	30,537	$242,158
Sunstone Hotel Investors, Inc.	20,788	338,429
The Geo Group, Inc.	11,094	325,609
The Macerich Co.	4,958	284,540
Welltower, Inc.	6,797	498,832
WP Carey, Inc.	5,533	379,066

TOTAL REAL ESTATE		5,570,280

TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	41,740	1,627,860
CenturyLink, Inc. (a)	7,067	164,449
Frontier Communications Corp. (a)	2,280	34,907
Verizon Communications, Inc.	28,115	1,360,766

TOTAL TELECOMMUNICATION SERVICES		3,187,982

UTILITIES – 3.1%
Electric Utilities – 2.2%
Duke Energy Corp.	8,526	725,733
Entergy Corp.	5,628	431,780
Exelon Corp.	14,875	570,308
FirstEnergy Corp.	13,433	428,647
PPL Corp.	13,440	515,155
The Southern Co.	13,154	630,471

		3,302,094

Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	32,568	364,110

Multi-Utilities – 0.7%
Dominion Energy, Inc.	8,487	655,027
Public Service Enterprise Group, Inc.	10,613	477,267

		1,132,294

TOTAL UTILITIES		4,798,498

TOTAL COMMON STOCKS (Cost $149,811,309)		152,143,391

Money Market Funds – 1.4%
	Shares	Value
Fidelity Cash Central Fund, 1.11% (b)	484,639	$484,737
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	1,665,976	1,666,142

TOTAL MONEY MARKET FUNDS (Cost $2,150,879)		2,150,879

TOTAL INVESTMENT PORTFOLIO – 101.2% (Cost $151,962,188)		154,294,270

NET OTHER ASSETS (LIABILITIES) – (1.2%)		(1,802,091)

NET ASSETS – 100.0%		$152,492,179

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$615
Fidelity Securities Lending Cash Central Fund	10,747

Total	$11,362

See accompanying notes which are an integral part of the financial statements.

Annual Report	28

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$18,339,877	$18,339,877	$—	$—
Consumer Staples	13,132,301	13,132,301	—	—
Energy	9,744,517	9,744,517	—	—
Financials	22,822,050	22,822,050	—	—
Health Care	20,706,189	18,752,239	1,953,950	—
Industrials	15,865,490	15,865,490	—	—
Information Technology	33,188,790	30,118,803	3,069,987	—
Materials	4,787,417	4,787,417	—	—
Real Estate	5,570,280	5,570,280	—	—
Telecommunication Services	3,187,982	3,187,982	—	—
Utilities	4,798,498	4,798,498	—	—
Money Market Funds	2,150,879	2,150,879	—	—

Total Investments in Securities:	$154,294,270	$149,270,333	$5,023,937	$—

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Low Volatility Factor ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.6%
	Shares	Value
CONSUMER DISCRETIONARY – 11.3%
Distributors – 0.6%
Genuine Parts Co.	2,568	$218,100

Hotels, Restaurants & Leisure – 2.3%
McDonald’s Corp.	3,026	469,454
Vail Resorts, Inc.	1,376	290,006

		759,460

Media – 3.7%
Cable One, Inc.	363	275,844
Comcast Corp. Class A	12,828	518,893
The Walt Disney Co.	4,135	454,560

		1,249,297

Multiline Retail – 0.7%
Target Corp.	4,373	247,818

Specialty Retail – 2.9%
AutoZone, Inc. (a)	353	190,556
The Home Depot, Inc.	3,391	507,294
The TJX Companies, Inc.	3,964	278,709

		976,559

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	6,207	366,523

TOTAL CONSUMER DISCRETIONARY		3,817,757

CONSUMER STAPLES – 8.5%
Beverages – 2.4%
PepsiCo, Inc.	3,458	403,237
The Coca-Cola Co.	9,083	416,365

		819,602

Food & Staples Retailing – 1.6%
Sysco Corp.	3,540	186,275
Wal-Mart Stores, Inc.	4,355	348,356

		534,631

Food Products – 1.0%
General Mills, Inc.	3,236	180,116
McCormick & Co., Inc. (non-vtg.)	1,718	163,725

		343,841

Household Products – 2.6%
Church & Dwight Co., Inc.	3,617	192,967
The Clorox Co.	1,412	188,488
The Procter & Gamble Co.	5,483	497,966

		879,421

Tobacco – 0.9%
Altria Group, Inc.	4,838	314,325

TOTAL CONSUMER STAPLES		2,891,820

ENERGY – 5.6%
Energy Equipment & Services – 0.9%
Halliburton Co.	2,466	104,657

	Shares	Value
Schlumberger Ltd.	2,820	$193,452

		298,109

Oil, Gas & Consumable Fuels – 4.7%
Chevron Corp.	3,300	360,327
Exxon Mobil Corp.	6,721	537,949
Kinder Morgan, Inc.	5,808	118,657
Occidental Petroleum Corp.	2,103	130,239
ONEOK, Inc.	1,555	87,966
Parsley Energy, Inc. Class A (a)	2,270	66,466
Phillips 66	1,490	124,787
Valero Energy Corp.	1,710	117,939
World Fuel Services Corp.	1,658	53,620

		1,597,950

TOTAL ENERGY		1,896,059

FINANCIALS – 14.8%
Banks – 4.5%
M&T Bank Corp.	1,635	266,750
The PNC Financial Services Group, Inc.	2,601	335,009
US Bancorp	6,584	347,504
Wells Fargo & Co.	10,527	567,826

		1,517,089

Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	4,100	717,377

Insurance – 6.8%
American Financial Group, Inc.	2,625	266,175
Arch Capital Group Ltd. (a)	2,724	264,936
Axis Capital Holdings Ltd.	3,563	230,099
Chubb Ltd.	2,413	353,408
Everest Re Group Ltd.	1,090	286,005
Marsh & McLennan Cos., Inc.	4,028	314,063
RenaissanceRe Holdings Ltd.	1,675	246,074
The Progressive Corp.	7,009	330,334

		2,291,094

Mortgage Real Estate Investment Trust (REITs) – 1.4%
MFA Financial, Inc.	29,383	249,462
Starwood Property Trust, Inc.	10,581	233,205

		482,667

TOTAL FINANCIALS		5,008,227

HEALTH CARE – 13.7%
Health Care Equipment & Supplies – 2.2%
Danaher Corp.	3,834	312,433
Medtronic PLC	5,224	438,659

		751,092

Health Care Providers & Services – 4.9%
Aetna, Inc.	2,562	395,342
Anthem, Inc.	1,951	363,296
Cigna Corp.	2,042	354,409

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
UnitedHealth Group, Inc.	2,897	$555,674

		1,668,721

Pharmaceuticals – 6.6%
Eli Lilly & Co.	4,592	379,575
Johnson & Johnson	6,050	802,956
Merck & Co., Inc.	7,787	497,433
Pfizer, Inc.	16,450	545,482

		2,225,446

TOTAL HEALTH CARE		4,645,259

INDUSTRIALS – 10.7%
Aerospace & Defense – 2.7%
Lockheed Martin Corp.	1,118	326,601
Northrop Grumman Corp.	1,085	285,496
Raytheon Co.	1,735	298,021

		910,118

Air Freight & Logistics – 1.4%
CH Robinson Worldwide, Inc.	2,762	181,187
United Parcel Service, Inc. Class B	2,803	309,143

		490,330

Commercial Services & Supplies – 2.0%
Republic Services, Inc.	3,675	236,009
Rollins, Inc.	5,618	243,877
Stericycle, Inc. (a)	2,620	201,950

		681,836

Industrial Conglomerates – 2.3%
3M Co.	1,955	393,287
Honeywell International, Inc.	2,707	368,477

		761,764

Machinery – 0.7%
The Toro Co.	3,437	244,336

Professional Services – 0.7%
Verisk Analytics, Inc. (a)	2,557	223,124

Road & Rail – 0.9%
Union Pacific Corp.	2,958	304,556

TOTAL INDUSTRIALS		3,616,064

INFORMATION TECHNOLOGY – 22.6%
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp. Class A	4,446	340,653

Internet Software & Services – 3.3%
Alphabet, Inc. Class A (a)	1,159	1,095,834

IT Services – 10.0%
Amdocs Ltd.	4,762	319,864
Automatic Data Processing, Inc.	3,435	408,456
Fidelity National Information Services, Inc.	3,870	353,021

	Shares	Value
Fiserv, Inc. (a)	2,860	$367,510
Genpact Ltd.	11,181	324,249
International Business Machines Corp.	2,769	400,591
Jack Henry & Associates, Inc.	3,133	336,234
Paychex, Inc.	5,054	292,374
Visa, Inc. Class A	5,920	589,395

		3,391,694

Semiconductors & Semiconductor Equipment – 1.5%
Intel Corp.	14,064	498,850

Software – 6.8%
Check Point Software Technologies Ltd. (a)	2,920	308,878
Microsoft Corp.	15,293	1,111,801
Oracle Corp.	10,985	548,481
Synopsys, Inc. (a)	4,408	337,520

		2,306,680

TOTAL INFORMATION TECHNOLOGY		7,633,711

MATERIALS – 3.3%
Chemicals – 2.9%
Air Products & Chemicals, Inc.	731	103,912
Ecolab, Inc.	861	113,368
LyondellBasell Industries N.V. Class A	1,101	99,189
Monsanto Co.	1,161	135,628
NewMarket Corp.	151	69,476
Praxair, Inc.	908	118,185
The Dow Chemical Co.	2,574	165,354
The Scotts Miracle-Gro Co. Class A	722	69,305
The Sherwin-Williams Co.	307	103,542

		977,959

Containers & Packaging – 0.4%
Aptargroup, Inc.	892	72,190
Bemis Co., Inc.	1,339	56,733

		128,923

TOTAL MATERIALS		1,106,882

REAL ESTATE – 3.8%
Equity Real Estate Investment Trusts (REITs) – 3.8%
American Campus Communities, Inc.	970	46,502
American Tower Corp.	966	131,695
AvalonBay Communities, Inc.	410	78,864
Boston Properties, Inc.	508	61,422
Camden Property Trust	572	51,308
Crown Castle International Corp.	942	94,746
Digital Realty Trust, Inc.	579	66,782
Equity Lifestyle Properties, Inc.	626	54,650
Equity Residential	1,140	77,588
Essex Property Trust, Inc.	258	67,519
Federal Realty Investment Trust	371	49,206

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Low Volatility Factor ETF

Investments – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Mid-America Apartment Communities, Inc.	546	$56,527
National Retail Properties, Inc.	1,084	43,338
Public Storage	387	79,556
Realty Income Corp.	1,001	57,117
Simon Property Group, Inc.	652	103,342
Ventas, Inc.	1,114	75,028
Welltower, Inc.	1,084	79,555

TOTAL REAL ESTATE		1,274,745

TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	9,525	371,475
Verizon Communications, Inc.	6,477	313,487
Zayo Group Holdings, Inc. (a)	1,200	39,348

TOTAL TELECOMMUNICATION SERVICES		724,310

UTILITIES – 3.2%
Electric Utilities – 1.7%
Duke Energy Corp.	1,826	155,429
NextEra Energy, Inc.	1,196	174,724
The Southern Co.	2,738	131,232
Xcel Energy, Inc.	2,315	109,523

		570,908

Multi-Utilities – 1.3%
CMS Energy Corp.	1,938	89,613
Consolidated Edison, Inc.	1,317	109,127
Dominion Energy, Inc.	1,809	139,618
DTE Energy Co.	921	98,602

		436,960

	Shares	Value
Water Utilities – 0.2%
American Water Works Co., Inc.	1,157	$93,833

TOTAL UTILITIES		1,101,701

TOTAL COMMON STOCKS (Cost $32,574,816)		33,716,535

Money Market Funds – 0.3%

Fidelity Cash Central Fund, 1.11% (b) (Cost $94,695)	94,676	94,695

TOTAL INVESTMENT PORTFOLIO –99.9% (Cost $32,669,511)		33,811,230

NET OTHER ASSETS (LIABILITIES) – 0.1%		21,976

NET ASSETS – 100.0%		$33,833,206

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	32

Fidelity Momentum Factor ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.8%
Hotels, Restaurants & Leisure – 1.2%
Domino’s Pizza, Inc.	1,040	$193,960
Marriott International, Inc. Class A	2,369	246,826

		440,786

Internet & Direct Marketing Retail – 4.1%
Amazon.com, Inc. (a)	781	771,456
Netflix, Inc. (a)	1,808	328,441
The Priceline Group, Inc. (a)	169	342,817

		1,442,714

Media – 5.6%
Charter Communications, Inc. Class A (a)	889	348,408
Comcast Corp. Class A	11,797	477,189
Liberty Broadband Corp. Class A (a)	2,328	230,286
Liberty Media Corp-Liberty Formula One Class A (a)	6,295	212,456
The Walt Disney Co.	3,804	418,174
Time Warner, Inc.	3,020	309,308

		1,995,821

Specialty Retail – 1.9%
Best Buy Co., Inc.	4,029	235,052
The Home Depot, Inc.	2,988	447,004

		682,056

TOTAL CONSUMER DISCRETIONARY		4,561,377

CONSUMER STAPLES – 7.5%
Beverages – 1.1%
PepsiCo, Inc.	3,408	397,407

Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	1,456	230,791
Walgreens Boots Alliance, Inc.	2,969	239,509

		470,300

Food Products – 1.6%
Archer-Daniels-Midland Co.	4,317	182,091
Pinnacle Foods, Inc.	2,711	160,979
The Kraft Heinz Co.	2,522	220,574

		563,644

Household Products – 1.4%
The Procter & Gamble Co.	5,472	496,967

Tobacco – 2.1%
Altria Group, Inc.	4,956	321,991
Philip Morris International, Inc.	3,612	421,557

		743,548

TOTAL CONSUMER STAPLES		2,671,866

ENERGY – 5.5%
Energy Equipment & Services – 0.5%
Halliburton Co.	4,571	193,993

	Shares	Value
Oil, Gas & Consumable Fuels – 5.0%
Anadarko Petroleum Corp.	3,656	$166,969
Chevron Corp.	4,190	457,506
Devon Energy Corp.	4,750	158,222
EOG Resources, Inc.	2,506	238,421
Kinder Morgan, Inc.	10,260	209,612
Marathon Petroleum Corp.	3,741	209,459
Targa Resources Corp.	3,293	152,828
The Williams Cos., Inc.	6,192	196,782

		1,789,799

TOTAL ENERGY		1,983,792

FINANCIALS – 14.5%
Banks – 8.0%
Bank of America Corp.	22,979	554,253
Citigroup, Inc.	7,333	501,944
Citizens Financial Group, Inc.	5,992	210,199
Hancock Holding Co.	4,159	191,314
JPMorgan Chase & Co.	7,511	689,510
SVB Financial Group (a)	1,153	205,741
Texas Capital Bancshares, Inc. (a)	2,650	207,628
The PNC Financial Services Group, Inc.	2,301	296,369

		2,856,958

Capital Markets – 2.6%
Morgan Stanley	6,640	311,416
The Charles Schwab Corp.	6,664	285,886
The Goldman Sachs Group, Inc.	1,410	317,715

		915,017

Diversified Financial Services – 2.5%
Berkshire Hathaway, Inc. Class B (a)	3,975	695,506
Leucadia National Corp.	8,201	213,472

		908,978

Insurance – 1.4%
Principal Financial Group, Inc.	3,431	229,019
Prudential Financial, Inc.	2,460	278,546

		507,565

TOTAL FINANCIALS		5,188,518

HEALTH CARE – 13.7%
Biotechnology – 4.5%
Celgene Corp. (a)	3,780	511,850
Exelixis, Inc. (a)	15,208	412,289
Incyte Corp. Ltd. (a)	2,872	382,809
TESARO, Inc. (a)	2,334	297,958

		1,604,906

Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	9,899	486,832
IDEXX Laboratories, Inc. (a)	2,173	361,718

		848,550

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity Momentum Factor ETF

Investments – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – 2.7%
UnitedHealth Group, Inc.	3,302	$633,356
WellCare Health Plans, Inc. (a)	1,996	353,272

		986,628

Pharmaceuticals – 4.1%
Johnson & Johnson	6,643	881,659
Merck & Co., Inc.	9,219	588,910

		1,470,569

TOTAL HEALTH CARE		4,910,653

INDUSTRIALS – 10.8%
Aerospace & Defense – 2.2%
General Dynamics Corp.	1,552	304,704
The Boeing Co.	2,036	493,649

		798,353

Air Freight & Logistics – 0.7%
XPO Logistics, Inc. (a)	4,285	257,571

Construction & Engineering – 0.7%
MasTec, Inc. (a)	5,144	237,653

Machinery – 4.8%
Caterpillar, Inc.	3,070	349,826
Cummins, Inc.	1,633	274,181
Deere & Co.	2,389	306,461
Illinois Tool Works, Inc.	2,044	287,611
Nordson Corp.	1,793	227,711
Parker Hannifin Corp.	1,568	260,257

		1,706,047

Road & Rail – 1.7%
CSX Corp.	5,605	276,551
Union Pacific Corp.	3,186	328,030

		604,581

Trading Companies & Distributors – 0.7%
United Rentals, Inc. (a)	2,167	257,786

TOTAL INDUSTRIALS		3,861,991

INFORMATION TECHNOLOGY – 22.9%
Electronic Equipment, Instruments & Components – 1.7%
Cognex Corp.	3,205	304,667
Corning, Inc.	10,822	315,353

		620,020

Internet Software & Services – 3.0%
Alphabet, Inc. Class A (a)	1,149	1,086,380

IT Services – 0.9%
DXC Technology Co.	3,935	308,425

Semiconductors & Semiconductor Equipment – 8.7%
Advanced Micro Devices, Inc. (a)	28,142	383,013
Applied Materials, Inc.	8,137	360,550
Broadcom Ltd.	1,811	446,701

	Shares	Value
Lam Research Corp.	2,050	$326,893
Micron Technology, Inc. (a)	11,341	318,909
MKS Instruments, Inc.	3,466	289,931
NVIDIA Corp.	3,494	567,810
Texas Instruments, Inc.	4,925	400,797

		3,094,604

Software – 3.1%
Microsoft Corp.	15,351	1,116,018

Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	9,593	1,426,767
Seagate Technology PLC	6,841	225,479
Western Digital Corp.	3,483	296,473

		1,948,719

TOTAL INFORMATION TECHNOLOGY		8,174,166

MATERIALS – 3.2%
Chemicals – 2.1%
Albemarle Corp.	763	88,356
EI du Pont de Nemours & Co.	2,097	172,394
Huntsman Corp.	2,930	77,997
Monsanto Co.	1,210	141,352
The Chemours Co.	1,910	90,935
The Dow Chemical Co.	2,701	173,512

		744,546

Containers & Packaging – 0.5%
Packaging Corp. of America	790	86,489
WestRock Co.	1,577	90,552

		177,041

Metals & Mining – 0.6%
Nucor Corp.	1,536	88,581
Steel Dynamics, Inc.	2,154	76,273
United States Steel Corp.	3,333	78,292

		243,146

TOTAL MATERIALS		1,164,733

REAL ESTATE – 3.8%
Equity Real Estate Investment Trusts (REITs) – 3.8%
American Homes 4 Rent Class A	2,435	56,029
American Tower Corp.	1,009	137,557
Colony NorthStar, Inc. Class A	4,509	66,012
Crown Castle International Corp.	1,041	104,704
Digital Realty Trust, Inc.	667	76,932
Duke Realty Corp.	2,238	63,984
Equinix, Inc.	228	102,766
Essex Property Trust, Inc.	289	75,631
Hospitality Properties Trust	1,750	50,855
Host Hotels & Resorts, Inc.	3,728	69,565
Hudson Pacific Properties, Inc.	1,632	53,399
JBG SMITH (a)	376	13,341
Kilroy Realty Corp.	826	57,333

See accompanying notes which are an integral part of the financial statements.

Annual Report	34

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Prologis, Inc.	1,674	$101,796
SBA Communications Corp. (a)	550	75,653
Sunstone Hotel Investors, Inc.	3,379	55,010
The Geo Group, Inc.	1,701	49,924
Vornado Realty Trust	752	59,671
Weyerhaeuser Co.	2,568	84,795

TOTAL REAL ESTATE		1,354,957

TELECOMMUNICATION SERVICES – 1.9%
Wireless Telecommunication Services – 1.9%
Sprint Corp. (a)	43,042	343,475
T-Mobile US, Inc. (a)	5,531	341,042

TOTAL TELECOMMUNICATION SERVICES		684,517

UTILITIES – 3.2%
Electric Utilities – 1.5%
Edison International	1,450	114,086
NextEra Energy, Inc.	1,273	185,972
OGE Energy Corp.	2,552	91,515
PG&E Corp.	1,920	129,965

		521,538

Gas Utilities – 0.5%
Southwest Gas Holdings, Inc.	1,036	82,984
UGI Corp.	1,851	93,420

		176,404

Multi-Utilities – 1.2%
CenterPoint Energy, Inc.	3,403	95,931

	Shares	Value
Dominion Energy, Inc.	1,942	$149,883
DTE Energy Co.	1,005	107,595
MDU Resources Group, Inc.	3,259	85,875

		439,284

TOTAL UTILITIES		1,137,226

TOTAL COMMON STOCKS (Cost $33,892,094)		35,693,796

Money Market Funds – 0.1%
Fidelity Cash Central Fund, 1.11% (b) (Cost $25,442)	25,436	25,442

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $33,917,536)		35,719,238

NET OTHER ASSETS (LIABILITIES) – 0.1%		25,509

NET ASSETS – 100.0%		$35,744,747

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity Quality Factor ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CONSUMER DISCRETIONARY – 12.1%
Hotels, Restaurants & Leisure – 3.2%
Domino’s Pizza, Inc.	1,254	$233,871
McDonald’s Corp.	2,753	427,101
Starbucks Corp.	5,734	309,521

		970,493

Internet & Direct Marketing Retail – 1.3%
The Priceline Group, Inc. (a)	196	397,586

Media – 2.3%
Sirius XM Holdings, Inc. (b)	46,172	270,568
The Walt Disney Co.	3,755	412,787

		683,355

Specialty Retail – 3.6%
O’Reilly Automotive, Inc. (a)	933	190,612
Ross Stores, Inc.	3,688	204,020
The Home Depot, Inc.	3,086	461,665
The TJX Companies, Inc.	3,619	254,452

		1,110,749

Textiles, Apparel & Luxury Goods – 1.7%
Michael Kors Holdings Ltd. (a)	5,316	193,715
NIKE, Inc. Class B	5,658	334,105

		527,820

TOTAL CONSUMER DISCRETIONARY		3,690,003

CONSUMER STAPLES – 8.1%
Beverages – 1.8%
Brown-Forman Corp. Class B	3,384	167,169
The Coca-Cola Co.	8,302	380,564

		547,733

Household Products – 4.1%
Church & Dwight Co., Inc.	3,381	180,376
Colgate-Palmolive Co.	3,247	234,434
Kimberly-Clark Corp.	1,600	197,056
The Clorox Co.	1,319	176,073
The Procter & Gamble Co.	4,993	453,464

		1,241,403

Tobacco – 2.2%
Altria Group, Inc.	4,428	287,687
Philip Morris International, Inc.	3,385	395,064

		682,751

TOTAL CONSUMER STAPLES		2,471,887

ENERGY – 5.6%
Energy Equipment & Services – 2.1%
Baker Hughes a GE Co.	2,033	74,998
Core Laboratories N.V. (b)	847	85,149
Ensco PLC Class A (b)	9,041	47,827
Helmerich & Payne, Inc. (b)	1,471	74,462
National Oilwell Varco, Inc.	2,951	96,527
Schlumberger Ltd.	2,937	201,478

	Shares	Value
Transocean Ltd. (a)(b)	7,372	$63,768

		644,209

Oil, Gas & Consumable Fuels – 3.5%
Andeavor	1,289	128,294
Exxon Mobil Corp.	6,427	514,417
Kinder Morgan, Inc.	6,625	135,349
Phillips 66	1,729	144,804
Valero Energy Corp.	2,018	139,181

		1,062,045

TOTAL ENERGY		1,706,254

FINANCIALS – 14.7%
Banks – 5.4%
Bank of Hawaii Corp.	2,865	239,714
East West Bancorp, Inc.	4,815	274,359
US Bancorp	6,437	339,745
Wells Fargo & Co.	9,961	537,296
Western Alliance Bancorp (a)	4,902	246,963

		1,638,077

Capital Markets – 6.9%
CBOE Holdings, Inc.	3,093	292,381
CME Group, Inc.	2,355	288,770
FactSet Research Systems, Inc.	1,387	231,934
Moody’s Corp.	2,444	321,704
Morgan Stanley	7,377	345,981
S&P Global, Inc.	2,272	348,957
SEI Investments Co.	4,961	280,346

		2,110,073

Consumer Finance – 1.5%
Discover Financial Services	3,932	239,616
Synchrony Financial	7,596	230,311

		469,927

Mortgage Real Estate Investment Trust (REITs) – 0.9%
AGNC Investment Corp.	12,828	271,697

TOTAL FINANCIALS		4,489,774

HEALTH CARE – 13.4%
Biotechnology – 6.9%
AbbVie, Inc.	5,818	406,736
Amgen, Inc.	2,375	414,461
Biogen, Inc. (a)	1,138	329,554
Celgene Corp. (a)	2,967	401,762
Gilead Sciences, Inc.	4,830	367,515
United Therapeutics Corp. (a)	1,431	183,740

		2,103,768

Life Sciences Tools & Services – 1.0%
Mettler-Toledo International, Inc. (a)	559	320,352

Pharmaceuticals – 5.5%
Johnson & Johnson	5,482	727,571
Merck & Co., Inc.	7,065	451,312

See accompanying notes which are an integral part of the financial statements.

Annual Report	36

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Pfizer, Inc.	14,931	$495,112

		1,673,995

TOTAL HEALTH CARE		4,098,115

INDUSTRIALS – 11.0%
Aerospace & Defense – 2.4%
Lockheed Martin Corp.	1,006	293,883
The Boeing Co.	1,788	433,518

		727,401

Air Freight & Logistics – 0.7%
Expeditors International of Washington, Inc.	3,501	206,139

Airlines – 0.7%
Delta Air Lines, Inc.	4,554	224,786

Commercial Services & Supplies – 0.7%
Rollins, Inc.	5,022	218,005

Electrical Equipment – 0.7%
Rockwell Automation, Inc.	1,326	218,830

Industrial Conglomerates – 2.2%
3M Co.	1,752	352,450
Honeywell International, Inc.	2,426	330,227

		682,677

Machinery – 1.6%
Graco, Inc.	1,999	231,964
Illinois Tool Works, Inc.	1,757	247,227

		479,191

Professional Services – 0.5%
The Dun & Bradstreet Corp.	1,438	159,273

Road & Rail – 0.9%
Union Pacific Corp.	2,650	272,844

Trading Companies & Distributors – 0.6%
Fastenal Co.	3,871	166,298

TOTAL INDUSTRIALS		3,355,444

INFORMATION TECHNOLOGY – 22.6%
Communications Equipment – 0.5%
F5 Networks, Inc. (a)	1,351	163,133

Internet Software & Services – 6.1%
Alphabet, Inc. Class A (a)	957	904,844
Facebook, Inc. Class A (a)	4,296	727,098
VeriSign, Inc. (a)(b)	2,200	222,574

		1,854,516

IT Services – 5.1%
Accenture PLC Class A	2,291	295,127
Automatic Data Processing, Inc.	2,344	278,725
Mastercard, Inc. Class A	2,835	362,313
Paychex, Inc.	3,324	192,293

	Shares	Value
Visa, Inc. Class A	4,454	$443,440

		1,571,898

Semiconductors & Semiconductor Equipment – 0.9%
Texas Instruments, Inc.	3,522	286,620

Software – 6.0%
Adobe Systems, Inc. (a)	2,139	313,342
Check Point Software Technologies Ltd. (a)	1,898	200,771
Microsoft Corp.	12,639	918,855
Oracle Corp.	8,096	404,233

		1,837,201

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	8,142	1,210,960

TOTAL INFORMATION TECHNOLOGY		6,924,328

MATERIALS – 3.3%
Chemicals – 2.8%
Air Products & Chemicals, Inc.	639	90,834
Celanese Corp. Class A	741	71,262
Ecolab, Inc.	741	97,568
International Flavors & Fragrances, Inc.	519	69,121
LyondellBasell Industries N.V. Class A	948	85,405
Monsanto Co.	1,016	118,689
Praxair, Inc.	795	103,477
The Dow Chemical Co.	2,269	145,761
The Sherwin-Williams Co.	268	90,388

		872,505

Construction Materials – 0.2%
Eagle Materials, Inc.	531	49,967

Containers & Packaging – 0.3%
International Paper Co.	1,441	79,226

TOTAL MATERIALS		1,001,698

REAL ESTATE – 3.9%
Equity Real Estate Investment Trusts (REITs) – 3.9%
AvalonBay Communities, Inc.	388	74,632
Camden Property Trust	547	49,066
Digital Realty Trust, Inc.	543	62,630
Duke Realty Corp.	1,928	55,121
Equity Residential	1,083	73,709
Essex Property Trust, Inc.	249	65,163
Federal Realty Investment Trust	361	47,879
GGP, Inc.	2,219	50,172
HCP, Inc.	1,786	56,527
Kilroy Realty Corp.	621	43,104
National Retail Properties, Inc.	1,035	41,379
Prologis, Inc.	1,434	87,201
Public Storage	363	74,622
Realty Income Corp.	945	53,922
SBA Communications Corp. (a)	405	55,708

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity Quality Factor ETF

Investments – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Simon Property Group, Inc.	603	$95,575
UDR, Inc.	1,386	54,179
Ventas, Inc.	1,042	70,179
Welltower, Inc.	1,024	75,151

TOTAL REAL ESTATE		1,185,919

TELECOMMUNICATION SERVICES – 2.0%
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	8,477	330,603
Verizon Communications, Inc.	5,748	278,203

TOTAL TELECOMMUNICATION SERVICES		608,806

UTILITIES – 3.2%
Electric Utilities – 1.2%
IDACORP, Inc.	1,069	92,319
NextEra Energy, Inc.	1,244	181,736
OGE Energy Corp.	2,574	92,303

		366,358

Gas Utilities – 0.3%
UGI Corp.	1,902	95,994

Independent Power and Renewable Electricity Producers – 0.3%
AES Corp.	7,779	86,969

Multi-Utilities – 1.4%
CenterPoint Energy, Inc.	3,517	99,144
Consolidated Edison, Inc.	1,432	118,656
Public Service Enterprise Group, Inc.	2,453	110,312
WEC Energy Group, Inc.	1,757	110,638

		438,750

TOTAL UTILITIES		988,071

TOTAL COMMON STOCKS (Cost $29,777,482)		30,520,299

Money Market Funds – 2.5%
	Shares	Value
Fidelity Cash Central Fund, 1.11% (c)	50,850	$50,860
Fidelity Securities Lending Cash Central Fund, 1.11% (c)(d)	723,278	723,350

TOTAL MONEY MARKET FUNDS (Cost $774,210)		774,210

TOTAL INVESTMENT PORTFOLIO – 102.4% (Cost $30,551,692)		31,294,509

NET OTHER ASSETS (LIABILITIES) – (2.4%)		(725,968)

NET ASSETS – 100.0%		$30,568,541

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$156
Fidelity Securities Lending Cash Central Fund	1,582

Total	$1,738

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report	38

Fidelity Value Factor ETF

Investments July 31, 2017

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 11.8%
Automobiles – 2.0%
Ford Motor Co.	32,051	$359,612
General Motors Co.	11,133	400,566

		760,178

Hotels, Restaurants & Leisure – 4.8%
Darden Restaurants, Inc.	4,628	388,197
McDonald’s Corp.	3,909	606,442
Royal Caribbean Cruises Ltd.	3,642	411,801
Wyndham Worldwide Corp.	4,181	436,371

		1,842,811

Media – 1.9%
Time Warner, Inc.	4,556	466,625
Viacom, Inc. Class B	8,206	286,554

		753,179

Multiline Retail – 1.7%
Kohl’s Corp. (a)	8,264	341,716
Target Corp.	5,883	333,390

		675,106

Specialty Retail – 0.6%
Bed Bath & Beyond, Inc.	8,167	244,193

Textiles, Apparel & Luxury Goods – 0.8%
Michael Kors Holdings Ltd. (b)	8,023	292,358

TOTAL CONSUMER DISCRETIONARY		4,567,825

CONSUMER STAPLES – 8.7%
Beverages – 2.5%
PepsiCo, Inc.	4,074	475,069
The Coca-Cola Co.	10,672	489,205

		964,274

Food & Staples Retailing – 1.9%
CVS Health Corp.	4,172	333,468
Wal-Mart Stores, Inc.	5,176	414,028

		747,496

Food Products – 2.2%
Archer-Daniels-Midland Co.	5,081	214,317
Bunge Ltd.	2,877	225,528
Ingredion, Inc.	1,695	209,027
Tyson Foods, Inc. Class A	3,272	207,314

		856,186

Household Products – 1.5%
The Procter & Gamble Co.	6,399	581,157

Personal Products – 0.6%
Herbalife Ltd. (a)(b)	3,361	223,540

TOTAL CONSUMER STAPLES		3,372,653

ENERGY – 5.9%
Energy Equipment & Services – 0.8%
Ensco PLC Class A (a)	8,289	43,849
Schlumberger Ltd.	3,280	225,008

	Shares	Value
Transocean Ltd. (a)(b)	6,821	$59,002

		327,859

Oil, Gas & Consumable Fuels – 5.1%
Andeavor	1,219	121,327
Chevron Corp.	3,804	415,359
ConocoPhillips	3,753	170,273
Exxon Mobil Corp.	7,703	616,548
Kinder Morgan, Inc.	6,843	139,802
Marathon Petroleum Corp.	2,635	147,534
Phillips 66	1,761	147,484
Valero Energy Corp.	2,029	139,940
World Fuel Services Corp.	2,011	65,036

		1,963,303

TOTAL ENERGY		2,291,162

FINANCIALS – 14.7%
Banks – 7.4%
Bank of America Corp.	24,489	590,675
CIT Group, Inc.	4,865	231,817
Citigroup, Inc.	7,913	541,645
JPMorgan Chase & Co.	7,959	730,636
Popular, Inc.	4,454	187,691
Wells Fargo & Co.	10,622	572,951

		2,855,415

Capital Markets – 0.8%
Morgan Stanley	6,747	316,434

Consumer Finance – 1.7%
Capital One Financial Corp.	2,947	253,973
Discover Financial Services	3,365	205,063
Synchrony Financial	6,520	197,686

		656,722

Diversified Financial Services – 1.9%
Berkshire Hathaway, Inc. Class B (b)	4,196	734,174

Insurance – 2.9%
Aflac, Inc.	3,404	271,469
MetLife, Inc.	5,389	296,395
Prudential Financial, Inc.	2,478	280,584
The Travelers Cos., Inc.	2,042	261,560

		1,110,008

TOTAL FINANCIALS		5,672,753

HEALTH CARE – 13.7%
Biotechnology – 3.7%
Amgen, Inc.	3,058	533,652
Biogen, Inc. (b)	1,473	426,566
Gilead Sciences, Inc.	6,226	473,736

		1,433,954

Health Care Providers & Services – 4.4%
Aetna, Inc.	3,028	467,251
Anthem, Inc.	2,305	429,214

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity Value Factor ETF

Investments – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Humana, Inc.	1,728	$399,514
McKesson Corp.	2,498	404,351

		1,700,330

Pharmaceuticals – 5.6%
Johnson & Johnson	6,994	928,244
Merck & Co., Inc.	9,067	579,200
Pfizer, Inc.	19,102	633,422

		2,140,866

TOTAL HEALTH CARE		5,275,150

INDUSTRIALS – 10.5%
Aerospace & Defense – 2.3%
Spirit AeroSystems Holdings, Inc. Class A	4,881	294,959
The Boeing Co.	2,502	606,635

		901,594

Airlines – 3.2%
American Airlines Group, Inc.	6,659	335,880
Delta Air Lines, Inc.	6,581	324,838
JetBlue Airways Corp. (b)	13,764	301,845
United Continental Holdings, Inc. (b)	4,018	271,938

		1,234,501

Building Products – 0.8%
Owens Corning	4,860	325,863

Construction & Engineering – 0.4%
Chicago Bridge & Iron Co. N.V. (a)	7,984	149,620

Machinery – 1.6%
Cummins, Inc.	2,000	335,800
Trinity Industries, Inc.	9,558	261,985

		597,785

Professional Services – 0.8%
ManpowerGroup, Inc.	2,744	294,020

Trading Companies & Distributors – 1.4%
AerCap Holdings N.V. (b)	6,025	295,827
United Rentals, Inc. (b)	2,152	256,002

		551,829

TOTAL INDUSTRIALS		4,055,212

INFORMATION TECHNOLOGY – 22.2%
Communications Equipment – 1.2%
Cisco Systems, Inc.	15,309	481,468

Internet Software & Services – 3.8%
Alphabet, Inc. Class A (b)	1,218	1,151,619
eBay, Inc. (b)	8,709	311,173

		1,462,792

IT Services – 4.2%
Accenture PLC Class A	2,978	383,626
Alliance Data Systems Corp.	1,088	262,676

	Shares	Value
Cognizant Technology Solutions Corp. Class A	5,329	$369,406
International Business Machines Corp.	2,682	388,005
The Western Union Co.	12,156	240,081

		1,643,794

Semiconductors & Semiconductor Equipment – 3.1%
Intel Corp.	13,756	487,925
Lam Research Corp.	2,184	348,261
QUALCOMM, Inc.	6,648	353,607

		1,189,793

Software – 4.4%
Microsoft Corp.	16,081	1,169,089
Oracle Corp.	10,449	521,718

		1,690,807

Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	10,333	1,536,827
HP, Inc.	17,540	335,014
Xerox Corp.	8,191	251,218

		2,123,059

TOTAL INFORMATION TECHNOLOGY		8,591,713

MATERIALS – 3.2%
Chemicals – 1.8%
Celanese Corp. Class A	1,116	107,326
Eastman Chemical Co.	1,231	102,370
Huntsman Corp.	4,069	108,317
LyondellBasell Industries N.V. Class A	1,361	122,612
The Dow Chemical Co.	3,091	198,566
Trinseo S.A.	1,200	84,360

		723,551

Containers & Packaging – 0.6%
International Paper Co.	2,109	115,953
WestRock Co.	1,842	105,767

		221,720

Metals & Mining – 0.8%
Newmont Mining Corp.	2,958	109,949
Nucor Corp.	1,855	106,978
Steel Dynamics, Inc.	2,657	94,084

		311,011

TOTAL MATERIALS		1,256,282

REAL ESTATE – 3.7%
Equity Real Estate Investment Trusts (REITs) – 3.5%
Apple Hospitality REIT, Inc.	3,013	55,620
Colony NorthStar, Inc. Class A	4,742	69,423
Equity Commonwealth (b)	1,987	62,749
Equity Residential	1,501	102,158
HCP, Inc.	2,532	80,138
Hospitality Properties Trust	2,013	58,498
Host Hotels & Resorts, Inc.	4,242	79,156

See accompanying notes which are an integral part of the financial statements.

Annual Report	40

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
LaSalle Hotel Properties	2,014	$59,493
Medical Properties Trust, Inc.	4,806	62,382
Omega Healthcare Investors, Inc. (a)	2,018	63,749
Prologis, Inc.	1,978	120,282
RLJ Lodging Trust	2,580	54,593
Simon Property Group, Inc.	808	128,068
SL Green Realty Corp.	666	68,778
Sunstone Hotel Investors, Inc.	4,030	65,608
Ventas, Inc.	1,454	97,927
Welltower, Inc.	1,407	103,260

		1,331,882

Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A (b)	2,262	85,933

TOTAL REAL ESTATE		1,417,815

TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	10,682	416,598
CenturyLink, Inc. (a)	2,154	50,124
Verizon Communications, Inc.	7,240	350,416

TOTAL TELECOMMUNICATION SERVICES		817,138

UTILITIES – 3.3%
Electric Utilities – 2.4%
Duke Energy Corp.	2,272	193,393
Entergy Corp.	1,538	117,995
Exelon Corp.	3,975	152,402
FirstEnergy Corp.	3,664	116,918
Great Plains Energy, Inc.	3,633	112,114
NextEra Energy, Inc.	1,477	215,775

		908,597

Independent Power and Renewable Electricity Producers – 0.6%
AES Corp.	8,947	100,027

	Shares	Value
Calpine Corp. (b)	8,334	$119,843

		219,870

Multi-Utilities – 0.3%
Public Service Enterprise Group, Inc.	2,864	128,794

TOTAL UTILITIES		1,257,261

TOTAL COMMON STOCKS (Cost $37,580,760)		38,574,964

Money Market Funds – 2.2%

Fidelity Cash Central Fund, 1.11% (c)	23,364	23,369
Fidelity Securities Lending Cash Central Fund, 1.11% (c)(d)	827,600	827,683

TOTAL MONEY MARKET FUNDS (Cost $851,055)		851,052

TOTAL INVESTMENT PORTFOLIO – 102.0% (Cost $38,431,815)		39,426,016

NET OTHER ASSETS (LIABILITIES) – (2.0%)		(787,291)

NET ASSETS – 100.0%		$38,638,725

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$317
Fidelity Securities Lending Cash Central Fund	926

Total	$1,243

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Financial Statements

Statements of Assets and Liabilities
July 31, 2017
	Fidelity Core Dividend ETF	Fidelity Dividend ETF for Rising Rates	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Assets
Investments in securities, at value (including securities loaned of $2,068,288, $1,617,488, $— and $—, respectively) – See accompanying schedule
Unaffiliated issuers	$59,200,001	$152,143,391	$33,716,535	$35,693,796
Fidelity Central Funds	2,389,081	2,150,879	94,695	25,442

Total Investments	$61,589,082	$154,294,270	$33,811,230	$35,719,238
Cash	8,113	14,930	—	7,463
Foreign currency held at value (cost $9,162, $24,710, $— and $—, respectively)	9,428	25,365	—	—
Receivable for investments sold	32	—	5,683,732	—
Receivable for fund shares sold	2,697,702	—	2,814,715	—
Dividends receivable	75,342	159,199	24,629	26,125
Distributions receivable from Fidelity Central Funds	3,866	2,285	—	—

Total assets	64,383,565	154,496,049	42,334,306	35,752,826

Liabilities
Payable for investments purchased	2,866,160	302,244	4,272,555	—
Payable for fund shares redeemed	—	—	4,221,162	—
Accrued management fees	13,353	35,530	7,383	8,079
Collateral on securities loaned, at value	2,153,829	1,666,096	—	—

Total liabilities	5,033,342	2,003,870	8,501,100	8,079

Net Assets	$59,350,223	$152,492,179	$33,833,206	$35,744,747

Net Assets consist of:
Paid in capital	58,515,978	150,087,551	32,725,453	33,973,782
Undistributed net investment income	36,075	187,874	21,632	19,481
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(4,131)	(116,057)	(55,598)	(50,218)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	802,301	2,332,811	1,141,719	1,801,702

Net Assets	$59,350,223	$152,492,179	$33,833,206	$35,744,747

Shares outstanding	2,200,000	5,350,000	1,200,000	1,250,000

Net Asset Value, offering price and redemption price per share	$26.98	$28.50	$28.19	$28.60

Investments at cost – Unaffiliated issuers	$58,397,997	$149,811,309	$32,574,816	$33,892,094
Investments at cost – Fidelity Central Funds	2,389,082	2,150,879	94,695	25,442

Investments at cost	$60,787,079	$151,962,188	$32,669,511	$33,917,536

See accompanying notes which are an integral part of the financial statements.

Annual Report	42

Statements of Assets and Liabilities
July 31, 2017
	Fidelity Quality Factor ETF	Fidelity Value Factor ETF
Assets
Investments in securities, at value (including securities loaned of $700,222 and $797,321, respectively) – See accompanying schedule
Unaffiliated issuers	$30,520,299	$38,574,964
Fidelity Central Funds	774,210	851,052

Total Investments	$31,294,509	$39,426,016
Cash	5,667	32,778
Foreign currency held at value (cost $– and $–, respectively)	—	—
Receivable for investments sold	—	—
Receivable for fund shares sold	—	—
Dividends receivable	32,534	36,212
Distributions receivable from Fidelity Central Funds	595	458

Total assets	31,333,305	39,495,464

Liabilities
Payable for investments purchased	34,326	19,970
Payable for fund shares redeemed	—	—
Accrued management fees	7,088	9,073
Collateral on securities loaned, at value	723,350	827,696

Total liabilities	764,764	856,739

Net Assets	$30,568,541	$38,638,725

Net Assets consist of:
Paid in capital	29,803,353	37,668,105
Undistributed net investment income	54,599	30,993
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(32,228)	(54,574)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	742,817	994,201

Net Assets	$30,568,541	$38,638,725

Shares outstanding	1,050,000	1,300,000

Net Asset Value, offering price and redemption price per share	$29.11	$29.72

Investments at cost – Unaffiliated issuers	$29,777,482	$37,580,760
Investments at cost – Fidelity Central Funds	774,210	851,055

Investments at cost	$30,551,692	$38,431,815

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Financial Statements – continued

Statements of Operations
For the period September 12, 2016 (commencement of operations) to July 31, 2017
	Fidelity Core Dividend ETF	Fidelity Dividend ETF for Rising Rates	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Investment Income
Dividends	$1,256,720	$2,259,361	$322,212	$268,327
Income from Fidelity Central Funds	15,449	11,362	43	78

Total income	1,272,169	2,270,723	322,255	268,405

Expenses
Management fees	93,772	193,552	42,854	43,103
Independent trustees’ compensation	602	1,207	270	266

Total expenses before reductions	94,374	194,759	43,124	43,369
Expense reductions	(27)	(9)	(51)	(45)

Total expenses	94,347	194,750	43,073	43,324

Net investment income (loss)	1,177,822	2,075,973	279,182	225,081

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(4,807)	(119,802)	(56,665)	(50,786)
Net realized gain (loss) on In-kind redemptions	821,295	4,550,784	759,750	484,119
Net realized gain (loss) on Fidelity Central Funds	3	12	—	—
Net realized gain (loss) on foreign currency transactions	1,102	3,351	—	—

Total net realized gain (loss)	817,593	4,434,345	703,085	433,333

Change in net unrealized appreciation (depreciation) on investment securities	802,003	2,332,082	1,141,719	1,801,702
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	298	729	—	—

Total change in net unrealized appreciation (depreciation)	802,301	2,332,811	1,141,719	1,801,702

Net gain (loss)	1,619,894	6,767,156	1,844,804	2,235,035

Net increase (decrease) in net assets resulting from operations	$2,797,716	$8,843,129	$2,123,986	$2,460,116

See accompanying notes which are an integral part of the financial statements.

Annual Report	44

Statements of Operations
For the period September 12, 2016 (commencement of operations) to July 31, 2017
	Fidelity Quality Factor ETF	Fidelity Value Factor ETF
Investment Income
Dividends	$393,352	$427,556
Income from Fidelity Central Funds	1,738	1,243

Total income	395,090	428,799

Expenses
Management fees	53,325	55,845
Independent trustees’ compensation	359	359

Total expenses before reductions	53,684	56,204
Expense reductions	(43)	(48)

Total expenses	53,641	56,156

Net investment income (loss)	341,449	372,643

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(33,906)	(60,880)
Net realized gain (loss) on In-kind redemptions	2,002,527	1,856,244
Net realized gain (loss) on Fidelity Central Funds	—	—
Net realized gain (loss) on foreign currency transactions	—	—

Total net realized gain (loss)	1,968,621	1,795,364

Change in net unrealized appreciation (depreciation) on investment securities	742,817	994,201
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	—	—

Total change in net unrealized appreciation (depreciation)	742,817	994,201

Net gain (loss)	2,711,438	2,789,565

Net increase (decrease) in net assets resulting from operations	$3,052,887	$3,162,208

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets
For the period September 12, 2016 (commencement of operations) to July 31, 2017
	Fidelity Core Dividend ETF	Fidelity Dividend ETF for Rising Rates	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,177,822	$2,075,973	$279,182	$225,081
Net realized gain (loss)	817,593	4,434,345	703,085	433,333
Change in net unrealized appreciation (depreciation)	802,301	2,332,811	1,141,719	1,801,702

Net increase (decrease) in net assets resulting from operations	2,797,716	8,843,129	2,123,986	2,460,116

Distributions to shareholders from net investment income	(1,142,850)	(1,891,450)	(257,550)	(205,600)

Share transactions
Proceeds from sales of shares	61,716,076	180,748,122	36,187,957	37,612,617
Cost of shares redeemed	(4,020,719)	(35,207,622)	(4,221,187)	(4,122,386)

Net increase (decrease) in net assets resulting from share transactions	57,695,357	145,540,500	31,966,770	33,490,231

Total increase (decrease) in net assets	59,350,223	152,492,179	33,833,206	35,744,747

Net Assets
Beginning of period	—	—	—	—

End of period	$59,350,223	$152,492,179	$33,833,206	$35,744,747

Undistributed net investment income included in net assets at end of period	$36,075	$187,874	$21,632	$19,481

Other Information
Shares
Sold	2,350,000	6,600,000	1,350,000	1,400,000
Redeemed	(150,000)	(1,250,000)	(150,000)	(150,000)

Net increase (decrease)	2,200,000	5,350,000	1,200,000	1,250,000

See accompanying notes which are an integral part of the financial statements.

Annual Report	46

Statements of Changes in Net Assets
For the period September 12, 2016 (commencement of operations) to July 31, 2017
	Fidelity Quality Factor ETF	Fidelity Value Factor ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$341,449	$372,643
Net realized gain (loss)	1,968,621	1,795,364
Change in net unrealized appreciation (depreciation)	742,817	994,201

Net increase (decrease) in net assets resulting from operations	3,052,887	3,162,208

Distributions to shareholders from net investment income	(286,850)	(341,650)

Share transactions
Proceeds from sales of shares	43,305,942	47,409,478
Cost of shares redeemed	(15,503,438)	(11,591,311)

Net increase (decrease) in net assets resulting from share transactions	27,802,504	35,818,167

Total increase (decrease) in net assets	30,568,541	38,638,725

Net Assets
Beginning of period	—	—

End of period	$30,568,541	$38,638,725

Undistributed net investment income included in net assets at end of period	$54,599	$30,993

Other Information
Shares
Sold	1,600,000	1,700,000
Redeemed	(550,000)	(400,000)

Net increase (decrease)	1,050,000	1,300,000

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Financial Statements – continued

Financial Highlights
	Fidelity Core Dividend ETF	Fidelity Dividend ETF for Rising Rates	Fidelity Low Volatility Factor ETF	Fidelity Momentum Factor ETF
Period ended July 31,	2017A	2017A	2017A	2017A
Selected Per-Share Data
Net asset value, beginning of period	$25.32	$25.34	$25.31	$25.34

Income from Investment Operations
Net investment income (loss)B	0.85	0.76	0.45	0.36
Net realized and unrealized gain (loss)	1.57	2.98	2.81	3.19

Total from investment operations	2.42	3.74	3.26	3.55

Distributions from net investment income	(0.76)	(0.58)	(0.38)	(0.29)

Total distributions	(0.76)	(0.58)	(0.38)	(0.29)

Net asset value, end of period	$26.98	$28.50	$28.19	$28.60

Total ReturnC	9.61%	14.85%	12.94%	14.11%
Ratios to Average Net AssetsD,E
Expense before reductions	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%
Expenses net of all reductions	.29%	.29%	.29%	.29%
Net investment income (loss)	3.61%	3.09%	1.87%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$59,350	$152,492	$33,833	$35,745
Portfolio turnover rateF,G,H	57%	52%	33%	106%

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report	48

Financial Highlights
	Fidelity Quality Factor ETF	Fidelity Value Factor ETF
Period ended July 31,	2017A	2017A
Selected Per-Share Data
Net asset value, beginning of period	$25.37	$25.37

Income from Investment Operations
Net investment income (loss)B	0.45	0.49
Net realized and unrealized gain (loss)	3.62	4.23

Total from investment operations	4.07	4.72

Distributions from net investment income	(0.33)	(0.37)

Total distributions	(0.33)	(0.37)

Net asset value, end of period	$29.11	$29.72

Total ReturnC	16.10%	18.65%
Ratios to Average Net AssetsD,E
Expense before reductions	.29%	.29%
Expenses net of fee waivers, if any	.29%	.29%
Expenses net of all reductions	.29%	.29%
Net investment income (loss)	1.84%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$30,569	$38,639
Portfolio turnover rateF,G,H	35%	42%

A	For the period September 12, 2016 (commencement of operations) to July 31, 2017.
B	Calculated based on average shares outstanding during the period.
C	Total returns for periods of less than one year are not annualized.
D	Annualized.
E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.
F	Amount does not include the portfolio activity of any underlying funds.
G	Amount not annualized.
H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Notes to Financial Statements

For the period ended July 31, 2017

1. Organization.

Fidelity Core Dividend ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment company organized as a Massachusetts business trust.

In July 2017, the Board of Trustees approved a change in the name of Fidelity Core Dividend ETF to Fidelity High Dividend ETF effective November 9, 2017.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. Each Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of year end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management Inc. (FIMM) an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) FairValue Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded

Annual Report	50

3. Significant Accounting Policies – continued

and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of Investments by input level, as of July 31, 2017, is included at the end of each applicable Fund’s Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2017 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

51	Annual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Core Dividend ETF	$60,813,649	$2,746,276	$(1,970,843)	$775,433
Fidelity Dividend ETF for Rising Rates	151,997,553	4,374,660	(2,077,943)	2,296,717
Fidelity Low Volatility Factor ETF	32,719,960	1,429,807	(338,537)	1,091,270
Fidelity Momentum Factor ETF	33,921,278	2,248,304	(450,344)	1,797,960
Fidelity Quality Factor ETF	30,559,868	1,267,766	(533,125)	734,641
Fidelity Value Factor ETF	38,444,451	1,426,633	(445,068)	981,565

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Core Dividend ETF	$56,093	$2,421	$—	$775,731
Fidelity Dividend ETF for Rising Rates	180,092	—	(72,910)	2,297,446
Fidelity Low Volatility Factor ETF	21,632	—	(5,149)	1,091,270
Fidelity Momentum Factor ETF	19,481	—	(46,476)	1,797,960
Fidelity Quality Factor ETF	54,599	—	(24,052)	734,641
Fidelity Value Factor ETF	30,993	—	(41,938)	981,565

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Dividend ETF for Rising Rates	$(72,910)	$—	$(72,910)
Fidelity Low Volatility Factor ETF	(5,149)	—	(5,149)
Fidelity Momentum Factor ETF	(46,476)	—	(46,476)
Fidelity Quality Factor ETF	(24,052)	—	(24,052)
Fidelity Value Factor ETF	(41,938)	—	(41,938)

The tax character of distributions paid was as follows:

July 31, 2017
	Ordinary income	Long-term capital gain	Tax return of capital	Total
Fidelity Core Dividend ETF	$1,142,850	$—	$—	$1,142,850
Fidelity Dividend ETF for Rising Rates	1,891,450	—	—	1,891,450
Fidelity Low Volatility Factor ETF	257,550	—	—	257,550
Fidelity Momentum Factor ETF	205,600	—	—	205,600
Fidelity Quality Factor ETF	286,850	—	—	286,850
Fidelity Value Factor ETF	341,650	—	—	341,650

Annual Report	52

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Core Dividend ETF	$22,951,238	$21,473,943
Fidelity Dividend ETF for Rising Rates	43,416,134	41,597,536
Fidelity Low Volatility Factor ETF	5,994,790	5,889,866
Fidelity Momentum Factor ETF	19,256,865	19,075,933
Fidelity Quality Factor ETF	7,796,896	7,574,439
Fidelity Value Factor ETF	9,631,200	9,508,512

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Core Dividend ETF	$60,209,142	$3,997,366
Fidelity Dividend ETF for Rising Rates	178,553,852	34,937,063
Fidelity Low Volatility Factor ETF	35,953,289	4,184,714
Fidelity Momentum Factor ETF	37,380,857	4,094,502
Fidelity Quality Factor ETF	43,004,826	15,407,280
Fidelity Value Factor ETF	47,187,955	11,518,675

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .29% of each Fund’s average net assets. Under the management contract, FMRC pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMRC is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the Adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amount shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the period, these credits reduced management fees by the following amounts:

Amount
Fidelity Core Dividend ETF	$27
Fidelity Dividend ETF for Rising Rates	9
Fidelity Low Volatility Factor ETF	51
Fidelity Momentum Factor ETF	45
Fidelity Quality Factor ETF	43
Fidelity Value Factor ETF	48

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan.

53	Annual Report

Notes to Financial Statements – continued

7. Security Lending – continued

The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on each applicable Fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund’s Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total security lending income
Fidelity Core Dividend ETF	$15,163
Fidelity Dividend ETF for Rising Rates	10,747
Fidelity Quality Factor ETF	1,582
Fidelity Value Factor ETF	926

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report	54

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Core Dividend ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Core Dividend ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF (the “Funds”) as of July 31, 2017, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period September 12, 2016 (commencement of operations) through July 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures include confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 21, 2017

55	Annual Report

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity Core Dividend ETF

Period Ended July 31, 2017

From commencement of operations* to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	20	9.09%	166	75.45%
25 – <50	1	0.46%	30	13.63%
50 – <75	0	—	1	0.46%
75 – <100	0	—	2	0.91%
100 or above	0	—	0	—
Total	21	9.55%	199	90.45%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

Fidelity Dividend ETF For Rising Rates

Period Ended July 31, 2017

From commencement of operations* to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	11	5.00%	189	85.91%
25 – <50	0	—	19	8.63%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	1	0.46%
Total	11	5.00%	209	95.00%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

Fidelity Low Volatility Factor ETF

Period Ended July 31, 2017

From commencement of operations* to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	34	15.46%	182	82.72%
25 – <50	3	1.36%	1	0.46%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	37	16.82%	183	83.18%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

Annual Report	56

Fidelity Momentum Factor ETF

Period Ended July 31, 2017

From commencement of operations* to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	55	25.00%	158	71.82%
25 – <50	3	1.36%	4	1.82%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	58	26.36%	162	73.64%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

Fidelity Quality Factor ETF

Period Ended July 31, 2017

From commencement of operations* to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	56	25.45%	157	71.36%
25 – <50	1	0.46%	5	2.27%
50 – <75	0	—	1	0.46%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	57	25.91%	163	74.09%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

Fidelity Value Factor ETF

Period Ended July 31, 2017

From commencement of operations* to July 31, 2017	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	52	23.63%	166	75.45%
25 – <50	0	—	1	0.46%
50 – <75	1	0.46%	0	—
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	53	24.09%	167	75.91%

*	From September 15, 2016, date initially listed on the NYSE ARCA exchange.

57	Annual Report

Trustees and Officers (Unaudited)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Each of the Trustees oversees 90 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s sector portfolios. Other Boards oversee Fidelity’s equity and high income funds, and Fidelity’s investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or

Annual Report	58

circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Brian B. Hogan (1964)
Year of Election or Appointment: 2014
Trustee
Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager. Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

*	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+	The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
David A. Rosow (1942)
Year of Election or Appointment: 2013
Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed the oil refining, drilling and marketing of petroleum products (including specialty petroleum products), recreation industry, and real estate development. Mr. Rosow currently serves as a Director of Oxbow Carbon LLC (upgraders, marketers, and distributors of petroleum byproducts of the oil refining process, 2015-present) and Oxbridge Academy of the Palm Beaches (2015-present) and serves as its President and CEO. Previously, Mr. Rosow served on the Fairfield Country Day School Board for 27 years, including as its President for 3 years, stepping down in 2006. Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013).

59	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith’s retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), a Director of Tesoro Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+	The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to Fidelity SelectCo, LLC (SelectCo), 1225 17th Street, Denver, Colorado 80202-5541. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Donald F. Donahue (1950)
Year of Election or Appointment: 2015
Member of the Advisory Board

Mr. Donahue also serves as a Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present) and a consultant for the Institute for Defense Analyses (national security, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2012-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Annual Report	60

Name, Year of Birth; Principal Occupation
Carol B. Tomé (1957)
Year of Election or Appointment: 2017
Member of the Advisory Board

Ms. Tomé also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)
Year of Election or Appointment: 2013
Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity’s Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2013
Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

61	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation
Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013
President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)
Year of Election or Appointment: 2015
Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014
Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)
Year of Election or Appointment: 2014
Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)
Year of Election or Appointment: 2014
Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager. Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present). Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Annual Report	62

Name, Year of Birth; Principal Occupation
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)
Year of Election or Appointment: 2017
Assistant Treasurer
Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).
Anthony R. Rochte (1968)
Year of Election or Appointment: 2013
Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors’ North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)
Year of Election or Appointment: 2017
Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)
Year of Election or Appointment: 2016
Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

63	Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During PeriodB February 1, 2017 to July 31, 2017
Fidelity Core Dividend ETF	0.29%
Actual		$1,000.00	$1,043.60	$1.47
HypotheticalC		$1,000.00	$1,023.36	$1.45
Fidelity Dividend ETF For Rising Rates	0.29%
Actual		$1,000.00	$1,077.30	$1.49
HypotheticalC		$1,000.00	$1,023.36	$1.45
Fidelity Low Volatility Factor ETF	0.29%
Actual		$1,000.00	$1,088.80	$1.50
HypotheticalC		$1,000.00	$1,023.36	$1.45
Fidelity Momentum Factor ETF	0.29%
Actual		$1,000.00	$1,098.30	$1.51
HypotheticalC		$1,000.00	$1,023.36	$1.45
Fidelity Quality Factor ETF	0.29%
Actual		$1,000.00	$1,092.80	$1.50
HypotheticalC		$1,000.00	$1,023.36	$1.45
Fidelity Value Factor ETF	0.29%
Actual		$1,000.00	$1,078.00	$1.49
HypotheticalC		$1,000.00	$1,023.36	$1.45

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expense are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
C	5% return per year before expenses.

Annual Report	64

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:

	September 2016	December 2016	March 2017	June 2017
Fidelity Core Dividend ETF	58%	58%	80%	80%
Fidelity Dividend ETF for Rising Rates	—	—	92%	92%
Fidelity Low Volatility Factor ETF	87%	87%	100%	100%
Fidelity Momentum Factor ETF	80%	80%	100%	100%
Fidelity Quality Factor ETF	89%	89%	100%	100%
Fidelity Value Factor ETF	79%	79%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	September 2016	December 2016	March 2017	June 2017
Fidelity Core Dividend ETF	64%	64%	93%	93%
Fidelity Dividend ETF for Rising Rates	—	—	100%	100%
Fidelity Low Volatility Factor ETF	94%	94%	100%	100%
Fidelity Momentum Factor ETF	89%	89%	100%	100%
Fidelity Quality Factor ETF	92%	92%	100%	100%
Fidelity Value Factor ETF	83%	83%	100%	100%

The Fidelity Core Dividend ETF hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2017, $2,421, or, if subsequently determined to be different, the net capital gain of such year.

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

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Annual Report	68

CPF-ANN-0917 814236.1.0 1.9881294.100	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

As of the end of the period, July 31, 2017, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF:

Services Billed by Deloitte Entities

July 31, 2017 FeesA
	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Consumer Discretionary Index ETF	$12,000	$—	$2,500	$—
Fidelity MSCI Consumer Staples Index ETF	$12,000	$—	$2,500	$—
Fidelity MSCI Energy Index ETF	$12,000	$—	$2,500	$—
Fidelity MSCI Financials Index ETF	$12,000	$—	$2,500	$—
Fidelity MSCI Health Care Index ETF	$12,000	$—	$2,500	$—
Fidelity MSCI Industrials Index ETF	$12,000	$—	$2,500	$—
Fidelity MSCI Information Technology Index ETF	$12,000	$—	$2,500	$—
Fidelity MSCI Materials Index ETF	$12,000	$—	$2,500	$—
Fidelity MSCI Real Estate Index ETF	$12,000	$—	$2,500	$—
Fidelity MSCI Telecommunication Services Index ETF	$12,000	$—	$2,500	$—
Fidelity MSCI Utilities Index ETF	$12,000	$—	$2,500	$—

July 31, 2016 FeesA
	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity MSCI Consumer Discretionary Index ETF	$13,000	$—	$2,500	$300
Fidelity MSCI Consumer Staples Index ETF	$13,000	$—	$2,500	$300
Fidelity MSCI Energy Index ETF	$13,000	$—	$2,500	$300
Fidelity MSCI Financials Index ETF	$13,000	$—	$2,500	$300
Fidelity MSCI Health Care Index ETF	$13,000	$—	$2,500	$300
Fidelity MSCI Industrials Index ETF	$13,000	$—	$2,500	$300
Fidelity MSCI Information Technology Index ETF	$13,000	$—	$2,500	$300
Fidelity MSCI Materials Index ETF	$13,000	$—	$2,500	$300
Fidelity MSCI Real Estate Index ETF	$13,000	$—	$2,500	$300
Fidelity MSCI Telecommunication Services Index ETF	$13,000	$—	$2,500	$300
Fidelity MSCI Utilities Index ETF	$13,000	$—	$2,500	$300

A	Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Core Dividend ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF (together with the funds in the previous table, the “Funds”):

Services Billed by PwC

July 31, 2017 FeesA,B
	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Core Dividend ETF	$14,000	$400	$2,000	$400
Fidelity Dividend ETF for Rising Rates	$14,000	$400	$2,000	$400
Fidelity Low Volatility Factor ETF	$14,000	$400	$1,800	$400
Fidelity Momentum Factor ETF	$14,000	$400	$1,800	$400
Fidelity Quality Factor ETF	$14,000	$400	$1,800	$400
Fidelity Value Factor ETF	$14,000	$400	$1,800	$400

July 31, 2016 FeesA,B
	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Core Dividend ETF	$—	$—	$—	$—
Fidelity Dividend ETF for Rising Rates	$—	$—	$—	$—
Fidelity Low Volatility Factor ETF	$—	$—	$—	$—
Fidelity Momentum Factor ETF	$—	$—	$—	$—
Fidelity Quality Factor ETF	$—	$—	$—	$—
Fidelity Value Factor ETF	$—	$—	$—	$—

A	Amounts may reflect rounding.
B	Fidelity Core Dividend ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF commenced operations on September 12, 2016.

The following tables present fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity SelectCo, LLC or Fidelity Management & Research Company (the “Funds’ Investment Advisers”) and entities controlling, controlled by, or under common control with the Funds’ Investment Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2017A	July 31, 2016A
Audit-Related Fees	$—	$35,000
Tax Fees	$25,000	$10,000
All Other Fees	$—	$—

A	Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2017A,B	July 31, 2016A,B,C
Audit-Related Fees	$5,990,000	$5,780,000
Tax Fees	$115,000	$—
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the commencement of operations of the Fidelity Core Dividend ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF.
C	Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*      *      *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, the Funds’ Investment Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2017 A,B	July 31, 2016 A,B
PwC	$7,960,000	$6,770,000
Deloitte Entities	$395,000	$105,000

A	Amounts may reflect rounding.
B	May include amounts billed prior to the commencement of operations of the Fidelity Core Dividend ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF and Fidelity Value Factor ETF.

The trust’s audit committee (the “Audit Committee”) has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and the Funds’ Investment Advisers’ review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of July 31, 2017, the members of the Audit Committee were David A. Rosow, Garnett A. Smith and Michael E. Wiley.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	September 28, 2017

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017